UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	12,486,401,675	20,130,771,167
0.4%	Other Investment Company	73,896,003	73,896,003
1.3%	Short-Term Investments	263,917,967	263,917,967
100.7%	Total Investments	12,824,215,645	20,468,585,137
(0.7%)	Other Assets and Liabilities, Net		(140,957,201)
100.0%	Net Assets		20,327,627,936

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	7,674,704
Delphi Automotive plc	336,400	21,845,816
Ford Motor Co.	4,533,997	54,135,924
General Motors Co.	1,688,400	50,044,176
Harley-Davidson, Inc.	223,470	8,938,800
Johnson Controls, Inc.	758,859	27,220,272
The Goodyear Tire & Rubber Co.	304,936	8,663,232
		178,522,924
Banks 5.6%
Bank of America Corp.	12,309,311	174,053,658
BB&T Corp.	911,226	29,760,641
Citigroup, Inc.	3,519,347	149,853,795
Citizens Financial Group, Inc.	622,000	13,217,500
Comerica, Inc.	211,070	7,239,701
Fifth Third Bancorp	940,929	14,866,678
Huntington Bancshares, Inc.	891,893	7,652,442
JPMorgan Chase & Co.	4,347,331	258,666,194
KeyCorp	1,027,498	11,466,878
M&T Bank Corp.	187,698	20,680,566
People's United Financial, Inc.	343,300	4,933,221
Regions Financial Corp.	1,567,445	12,727,653
SunTrust Banks, Inc.	605,816	22,160,749
The PNC Financial Services Group, Inc.	605,578	52,473,334
U.S. Bancorp	1,932,928	77,433,096
Wells Fargo & Co.	5,480,909	275,306,059
Zions Bancorp	250,998	5,692,635
		1,138,184,800
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	732,719	110,640,569
Allegion plc	115,333	6,984,566
AMETEK, Inc.	289,400	13,616,270
Caterpillar, Inc.	691,962	43,067,715
Cummins, Inc.	195,962	17,615,024
Danaher Corp.	695,174	60,236,827
Deere & Co.	364,586	28,076,768
Dover Corp.	181,270	10,595,231
Eaton Corp. plc	545,538	27,555,124
Emerson Electric Co.	766,615	35,248,958
Fastenal Co. (b)	329,398	13,360,383
Flowserve Corp.	150,300	5,807,592
Fluor Corp.	174,382	7,828,008
General Dynamics Corp.	353,060	47,228,836
General Electric Co.	11,134,857	324,024,339
Honeywell International, Inc.	917,329	94,668,353
Illinois Tool Works, Inc.	389,036	35,040,472
Ingersoll-Rand plc	308,100	15,857,907
Jacobs Engineering Group, Inc. *	139,834	5,485,688
L-3 Communications Holdings, Inc.	97,283	11,366,546
Lockheed Martin Corp.	312,591	65,956,701
Masco Corp.	385,388	10,170,389
Northrop Grumman Corp.	218,167	40,373,985
PACCAR, Inc.	410,350	20,135,874
Parker-Hannifin Corp.	164,036	15,937,738
Pentair plc	208,982	9,847,232
Precision Castparts Corp.	161,427	37,927,274
Quanta Services, Inc. *	179,900	3,364,130
Raytheon Co.	358,588	45,985,325
Rockwell Automation, Inc.	159,921	15,283,650
Rockwell Collins, Inc.	158,605	12,827,972
Roper Technologies, Inc.	117,800	20,693,926
Snap-on, Inc.	66,282	10,708,520
Stanley Black & Decker, Inc.	179,881	16,969,974
Textron, Inc.	316,904	10,844,455
The Boeing Co.	745,254	89,527,363
United Rentals, Inc. *	110,100	5,274,891
United Technologies Corp.	970,735	85,123,752
W.W. Grainger, Inc. (b)	69,927	13,753,942
Xylem, Inc.	197,600	7,103,720
		1,452,115,989
Commercial & Professional Supplies 0.7%
Cintas Corp.	111,376	9,569,426
Equifax, Inc.	136,561	14,448,154
Nielsen Holdings plc	438,300	21,108,528
Pitney Bowes, Inc.	231,591	4,534,552
Republic Services, Inc.	289,334	12,643,896
Robert Half International, Inc.	156,742	6,860,597
Stericycle, Inc. *	98,600	11,866,510
The ADT Corp.	194,500	5,753,310
The Dun & Bradstreet Corp.	46,800	4,606,056

    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tyco International plc	505,300	17,377,267
Verisk Analytics, Inc. *	185,000	13,505,000
Waste Management, Inc.	497,616	26,348,767
		148,622,063
Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	12,116,387
D.R. Horton, Inc.	384,416	10,575,284
Garmin Ltd.	131,100	4,612,098
Hanesbrands, Inc.	481,600	14,722,512
Harman International Industries, Inc.	85,956	6,394,267
Hasbro, Inc.	126,117	9,367,971
Leggett & Platt, Inc.	157,894	6,554,180
Lennar Corp., Class A	195,618	8,245,299
Mattel, Inc.	384,094	10,597,153
Michael Kors Holdings Ltd. *	230,600	9,200,940
Mohawk Industries, Inc. *	72,100	11,998,161
Newell Rubbermaid, Inc.	326,350	12,655,853
NIKE, Inc., Class B	1,586,048	98,350,837
PulteGroup, Inc.	370,186	6,204,317
PVH Corp.	99,900	7,330,662
Ralph Lauren Corp.	69,126	7,776,675
Under Armour, Inc., Class A *	211,200	18,042,816
VF Corp.	390,964	24,474,346
Whirlpool Corp.	96,222	12,931,275
		292,151,033
Consumer Services 1.9%
Carnival Corp.	531,921	25,601,358
Chipotle Mexican Grill, Inc. *	36,959	16,741,318
Darden Restaurants, Inc.	130,948	8,257,581
H&R Block, Inc.	284,905	9,701,015
Marriott International, Inc., Class A	227,872	13,963,996
McDonald's Corp.	1,087,638	134,627,832
Royal Caribbean Cruises Ltd.	198,200	16,244,472
Starbucks Corp.	1,757,824	106,822,965
Starwood Hotels & Resorts Worldwide, Inc.	202,568	12,607,832
Wyndham Worldwide Corp.	136,364	8,850,024
Wynn Resorts Ltd. (b)	95,000	6,397,300
Yum! Brands, Inc.	501,985	36,328,654
		396,144,347
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	66,000	8,856,540
American Express Co.	993,941	53,175,843
Ameriprise Financial, Inc.	210,214	19,055,899
Berkshire Hathaway, Inc., Class B *	2,208,630	286,613,915
BlackRock, Inc.	149,700	47,044,722
Capital One Financial Corp.	636,474	41,765,424
CME Group, Inc.	393,485	35,354,627
Discover Financial Services	507,173	23,223,452
E*TRADE Financial Corp. *	354,519	8,352,468
Franklin Resources, Inc.	452,905	15,697,687
Intercontinental Exchange, Inc.	131,066	34,575,211
Invesco Ltd.	497,347	14,885,596
Legg Mason, Inc.	137,198	4,201,003
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	6,290,333
McGraw Hill Financial, Inc.	321,467	27,331,124
Moody's Corp.	201,329	17,946,467
Morgan Stanley	1,770,254	45,814,173
Nasdaq, Inc.	142,400	8,828,800
Navient Corp.	465,000	4,445,400
Northern Trust Corp.	256,018	15,893,597
State Street Corp.	477,026	26,584,659
Synchrony Financial *	978,999	27,823,152
T. Rowe Price Group, Inc.	303,279	21,517,645
The Bank of New York Mellon Corp.	1,287,873	46,646,760
The Charles Schwab Corp. (a)	1,402,481	35,805,340
The Goldman Sachs Group, Inc.	467,469	75,524,292
		953,254,129
Energy 6.5%
Anadarko Petroleum Corp.	612,209	23,931,250
Apache Corp.	445,806	18,964,587
Baker Hughes, Inc.	512,463	22,297,265
Cabot Oil & Gas Corp.	498,700	10,348,025
Cameron International Corp. *	224,600	14,747,236
Chesapeake Energy Corp. (b)	577,766	1,958,627
Chevron Corp.	2,230,734	192,891,569
Cimarex Energy Co.	108,400	10,081,200
Columbia Pipeline Group, Inc.	475,262	8,816,110
ConocoPhillips	1,449,690	56,653,885
CONSOL Energy, Inc. (b)	264,418	2,099,479
Devon Energy Corp.	454,458	12,679,378
Diamond Offshore Drilling, Inc. (b)	65,300	1,213,927
Ensco plc, Class A	258,200	2,525,196
EOG Resources, Inc.	644,212	45,751,936
EQT Corp.	177,100	10,934,154
Exxon Mobil Corp.	4,924,341	383,359,947
FMC Technologies, Inc. *	275,300	6,923,795
Halliburton Co.	1,010,268	32,116,420
Helmerich & Payne, Inc. (b)	118,300	6,009,640
Hess Corp.	291,140	12,373,450
Kinder Morgan, Inc.	2,178,944	35,843,629
Marathon Oil Corp.	790,952	7,695,963
Marathon Petroleum Corp.	632,852	26,446,885
Murphy Oil Corp.	184,892	3,625,732
National Oilwell Varco, Inc.	454,724	14,796,719
Newfield Exploration Co. *	187,300	5,444,811
Noble Energy, Inc.	498,668	16,141,883
Occidental Petroleum Corp.	901,150	62,026,155
ONEOK, Inc.	253,100	6,304,721
Phillips 66	560,795	44,947,719
Pioneer Natural Resources Co.	175,400	21,740,830
Range Resources Corp. (b)	191,200	5,651,872
Schlumberger Ltd.	1,500,415	108,434,992
Southwestern Energy Co. *(b)	437,000	3,884,930
Spectra Energy Corp.	773,309	21,227,332
Tesoro Corp.	139,107	12,137,086
The Williams Cos., Inc.	795,098	15,345,391
Transocean Ltd. (b)	424,000	4,418,080
Valero Energy Corp.	576,540	39,129,770
		1,331,921,576

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	515,492	77,901,151
CVS Health Corp.	1,302,751	125,832,719
Sysco Corp.	644,357	25,651,852
The Kroger Co.	1,146,094	44,479,908
Wal-Mart Stores, Inc.	1,845,802	122,487,421
Walgreens Boots Alliance, Inc.	1,021,711	81,450,801
Whole Foods Market, Inc.	416,432	12,205,622
		490,009,474
Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	2,314,491	141,438,545
Archer-Daniels-Midland Co.	724,899	25,625,180
Brown-Forman Corp., Class B	124,692	12,199,865
Campbell Soup Co.	210,511	11,874,926
Coca-Cola Enterprises, Inc.	237,862	11,041,554
ConAgra Foods, Inc.	508,149	21,159,324
Constellation Brands, Inc., Class A	203,565	31,039,591
Dr Pepper Snapple Group, Inc.	219,200	20,569,728
General Mills, Inc.	693,280	39,177,253
Hormel Foods Corp.	162,800	13,090,748
Kellogg Co.	293,934	21,586,513
Keurig Green Mountain, Inc.	139,900	12,486,075
McCormick & Co., Inc. - Non Voting Shares	142,802	12,562,292
Mead Johnson Nutrition Co.	233,400	16,919,166
Molson Coors Brewing Co., Class B	213,530	19,320,194
Mondelez International, Inc., Class A	1,894,654	81,659,587
Monster Beverage Corp. *	178,500	24,102,855
PepsiCo, Inc.	1,721,163	170,911,486
Philip Morris International, Inc.	1,826,046	164,362,400
Reynolds American, Inc.	985,450	49,223,228
The Coca-Cola Co.	4,623,856	198,455,900
The Hershey Co.	170,528	15,025,222
The JM Smucker Co.	140,875	18,077,080
The Kraft Heinz Co.	705,018	55,033,705
Tyson Foods, Inc., Class A	354,790	18,931,594
		1,205,874,011
Health Care Equipment & Services 4.9%
Abbott Laboratories	1,769,886	66,990,185
Aetna, Inc.	414,375	42,199,950
AmerisourceBergen Corp.	231,346	20,719,348
Anthem, Inc.	309,329	40,364,341
Baxter International, Inc.	635,189	23,247,917
Becton, Dickinson & Co.	246,898	35,891,562
Boston Scientific Corp. *	1,570,774	27,535,668
C.R. Bard, Inc.	89,973	16,489,352
Cardinal Health, Inc.	390,933	31,810,218
Cerner Corp. *	361,900	20,993,819
Cigna Corp.	302,108	40,361,629
DaVita HealthCare Partners, Inc. *	204,000	13,692,480
DENTSPLY International, Inc.	170,400	10,034,856
Edwards Lifesciences Corp. *	260,400	20,365,884
Express Scripts Holding Co. *	790,495	56,812,876
HCA Holdings, Inc. *	373,200	25,967,256
Henry Schein, Inc. *	97,100	14,704,824
Security	Number of Shares	Value ($)
Humana, Inc.	175,903	28,635,249
Intuitive Surgical, Inc. *	43,531	23,543,741
Laboratory Corp. of America Holdings *	115,791	13,009,119
McKesson Corp.	271,175	43,653,751
Medtronic plc	1,656,176	125,736,882
Patterson Cos., Inc.	104,447	4,434,820
Quest Diagnostics, Inc.	171,680	11,274,226
St. Jude Medical, Inc.	327,187	17,295,105
Stryker Corp.	372,740	36,957,171
Tenet Healthcare Corp. *	112,904	3,061,956
UnitedHealth Group, Inc.	1,127,010	129,786,472
Universal Health Services, Inc., Class B	108,400	12,210,176
Varian Medical Systems, Inc. *	110,706	8,538,754
Zimmer Biomet Holdings, Inc.	204,723	20,320,805
		986,640,392
Household & Personal Products 2.2%
Church & Dwight Co., Inc.	150,000	12,600,000
Colgate-Palmolive Co.	1,051,094	70,980,378
Kimberly-Clark Corp.	423,995	54,449,438
The Clorox Co.	150,257	19,390,666
The Estee Lauder Cos., Inc., Class A	265,052	22,595,683
The Procter & Gamble Co.	3,208,990	262,142,393
		442,158,558
Insurance 2.6%
Aflac, Inc.	507,873	29,436,319
American International Group, Inc.	1,468,554	82,943,930
Aon plc	323,350	28,399,831
Assurant, Inc.	74,246	6,036,942
Chubb Ltd.	543,665	61,472,202
Cincinnati Financial Corp.	173,003	9,970,163
Lincoln National Corp.	294,671	11,627,718
Loews Corp.	326,316	12,076,955
Marsh & McLennan Cos., Inc.	625,279	33,346,129
MetLife, Inc.	1,304,877	58,262,758
Principal Financial Group, Inc.	316,567	12,029,546
Prudential Financial, Inc.	522,431	36,611,964
The Allstate Corp.	467,610	28,337,166
The Hartford Financial Services Group, Inc.	496,495	19,949,169
The Progressive Corp.	687,520	21,485,000
The Travelers Cos., Inc.	363,560	38,915,462
Torchmark Corp.	143,266	7,785,074
Unum Group	276,440	7,917,242
Willis Towers Watson plc	156,625	17,928,864
XL Group plc	362,299	13,136,962
		537,669,396
Materials 2.6%
Air Products & Chemicals, Inc.	227,101	28,775,968
Airgas, Inc.	75,000	10,500,000
Alcoa, Inc. (b)	1,553,564	11,325,482
Avery Dennison Corp.	103,076	6,276,298
Ball Corp.	167,938	11,223,297
CF Industries Holdings, Inc.	265,925	7,977,750

    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	1,032,504	54,474,911
Eastman Chemical Co.	172,716	10,571,946
Ecolab, Inc.	309,228	33,356,424
FMC Corp.	158,300	5,654,476
Freeport-McMoRan, Inc. (b)	1,398,940	6,435,124
International Flavors & Fragrances, Inc.	89,743	10,496,341
International Paper Co.	494,389	16,913,048
LyondellBasell Industries N.V., Class A	425,100	33,145,047
Martin Marietta Materials, Inc.	80,300	10,084,074
Monsanto Co.	528,200	47,854,920
Newmont Mining Corp.	638,546	12,745,378
Nucor Corp.	375,200	14,659,064
Owens-Illinois, Inc. *	198,600	2,569,884
PPG Industries, Inc.	313,896	29,857,787
Praxair, Inc.	333,579	33,357,900
Sealed Air Corp.	236,068	9,567,836
The Dow Chemical Co.	1,338,335	56,210,070
The Mosaic Co.	397,200	9,572,520
The Sherwin-Williams Co.	91,636	23,428,576
Vulcan Materials Co.	151,071	13,324,462
WestRock Co.	310,489	10,954,052
		521,312,635
Media 3.1%
Cablevision Systems Corp., Class A	272,100	8,682,711
CBS Corp., Class B - Non Voting Shares	513,036	24,369,210
Comcast Corp., Class A	2,900,664	161,595,991
Discovery Communications, Inc., Class A *	159,800	4,408,882
Discovery Communications, Inc., Class C *	310,500	8,448,705
News Corp., Class A	443,000	5,745,710
News Corp., Class B	126,200	1,684,770
Omnicom Group, Inc.	280,047	20,541,447
Scripps Networks Interactive, Inc., Class A	116,593	7,108,675
TEGNA, Inc.	270,314	6,490,239
The Interpublic Group of Cos., Inc.	456,265	10,238,587
The Walt Disney Co.	1,801,883	172,656,429
Time Warner Cable, Inc.	331,001	60,245,492
Time Warner, Inc.	958,774	67,536,041
Twenty-First Century Fox, Inc., Class A	1,385,801	37,375,053
Twenty-First Century Fox, Inc., Class B	520,000	14,092,000
Viacom, Inc., Class B	417,053	19,034,299
		630,254,241
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	106,357,002
Agilent Technologies, Inc.	379,266	14,279,365
Alexion Pharmaceuticals, Inc. *	267,600	39,050,868
Allergan plc *	466,568	132,705,936
Amgen, Inc.	888,459	135,694,343
Baxalta, Inc.	635,189	25,413,912
Security	Number of Shares	Value ($)
Biogen, Inc. *	261,491	71,402,733
Bristol-Myers Squibb Co.	1,974,464	122,732,682
Celgene Corp. *	931,926	93,490,816
Eli Lilly & Co.	1,159,123	91,686,629
Endo International plc *	238,600	13,235,142
Gilead Sciences, Inc.	1,705,750	141,577,250
Illumina, Inc. *	175,700	27,751,815
Johnson & Johnson	3,267,925	341,302,087
Mallinckrodt plc *	134,700	7,824,723
Merck & Co., Inc.	3,295,514	166,983,695
Mylan N.V. *	480,751	25,330,770
PerkinElmer, Inc.	141,360	6,830,515
Perrigo Co., plc	171,500	24,795,470
Pfizer, Inc.	7,298,933	222,544,467
Regeneron Pharmaceuticals, Inc. *	92,500	38,858,325
Thermo Fisher Scientific, Inc.	474,937	62,720,180
Vertex Pharmaceuticals, Inc. *	288,700	26,199,525
Waters Corp. *	92,352	11,193,986
Zoetis, Inc.	538,500	23,182,425
		1,973,144,661
Real Estate 2.9%
American Tower Corp.	505,700	47,707,738
Apartment Investment & Management Co., Class A	179,414	7,024,058
AvalonBay Communities, Inc.	159,299	27,318,186
Boston Properties, Inc.	184,776	21,472,819
CBRE Group, Inc., Class A *	337,440	9,438,197
Crown Castle International Corp.	389,900	33,609,380
Equinix, Inc.	74,109	23,016,032
Equity Residential	424,522	32,726,401
Essex Property Trust, Inc.	79,400	16,920,934
Extra Space Storage, Inc.	150,000	13,603,500
Federal Realty Investment Trust	82,000	12,368,060
General Growth Properties, Inc.	696,300	19,524,252
HCP, Inc.	556,900	20,014,986
Host Hotels & Resorts, Inc.	870,411	12,055,192
Iron Mountain, Inc.	240,402	6,620,671
Kimco Realty Corp.	475,559	12,930,449
Plum Creek Timber Co., Inc.	203,177	8,230,700
Prologis, Inc.	621,689	24,538,065
Public Storage	174,578	44,265,998
Realty Income Corp.	304,200	16,971,318
Simon Property Group, Inc.	363,153	67,648,141
SL Green Realty Corp.	118,300	11,428,963
The Macerich Co.	152,700	11,906,019
Ventas, Inc.	390,500	21,602,460
Vornado Realty Trust	203,856	18,033,102
Welltower, Inc.	416,300	25,902,186
Weyerhaeuser Co.	596,940	15,287,633
		582,165,440
Retailing 5.3%
Advance Auto Parts, Inc.	85,000	12,924,250
Amazon.com, Inc. *	453,380	266,134,060
AutoNation, Inc. *	91,733	3,967,452
AutoZone, Inc. *	36,498	28,008,200
Bed Bath & Beyond, Inc. *	194,069	8,377,959
Best Buy Co., Inc.	359,257	10,034,048

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CarMax, Inc. *	239,400	10,576,692
Dollar General Corp.	350,300	26,293,518
Dollar Tree, Inc. *	275,330	22,389,836
Expedia, Inc.	136,613	13,803,378
GameStop Corp., Class A (b)	119,100	3,121,611
Genuine Parts Co.	178,638	15,393,236
Kohl's Corp.	231,910	11,537,522
L Brands, Inc.	303,235	29,156,045
Lowe's Cos., Inc.	1,075,988	77,105,300
Macy's, Inc.	382,226	15,445,753
Netflix, Inc. *	503,100	46,204,704
Nordstrom, Inc.	164,796	8,091,484
O'Reilly Automotive, Inc. *	116,800	30,473,120
Ross Stores, Inc.	476,200	26,791,012
Signet Jewelers Ltd.	94,000	10,904,000
Staples, Inc.	781,869	6,974,271
Target Corp.	734,408	53,185,827
The Gap, Inc.	277,162	6,851,445
The Home Depot, Inc.	1,502,950	189,010,992
The Priceline Group, Inc. *	59,315	63,168,696
The TJX Cos., Inc.	789,406	56,237,283
Tiffany & Co.	125,428	8,007,324
Tractor Supply Co.	162,600	14,359,206
TripAdvisor, Inc. *	129,813	8,666,316
Urban Outfitters, Inc. *	111,100	2,541,968
		1,085,736,508
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	366,554	19,742,598
Applied Materials, Inc.	1,383,972	24,427,106
Avago Technologies Ltd.	442,700	59,193,417
Broadcom Corp., Class A	656,918	35,913,707
First Solar, Inc. *	94,900	6,515,834
Intel Corp.	5,564,705	172,617,149
KLA-Tencor Corp.	185,081	12,398,576
Lam Research Corp.	181,374	13,020,840
Linear Technology Corp.	282,568	12,074,131
Microchip Technology, Inc.	240,423	10,773,355
Micron Technology, Inc. *	1,245,975	13,743,104
NVIDIA Corp.	601,582	17,620,337
Qorvo, Inc. *	175,400	6,945,840
Skyworks Solutions, Inc.	220,000	15,162,400
Texas Instruments, Inc.	1,211,454	64,122,260
Xilinx, Inc.	313,563	15,762,812
		500,033,466
Software & Services 12.5%
Accenture plc, Class A	729,400	76,980,876
Activision Blizzard, Inc.	584,000	20,334,880
Adobe Systems, Inc. *	582,776	51,942,825
Akamai Technologies, Inc. *	202,841	9,253,606
Alliance Data Systems Corp. *	72,500	14,484,775
Alphabet, Inc., Class A *	344,212	262,065,806
Alphabet, Inc., Class C *	351,175	260,905,466
Autodesk, Inc. *	269,681	12,626,464
Automatic Data Processing, Inc.	543,373	45,148,862
CA, Inc.	370,925	10,656,675
Citrix Systems, Inc. *	179,808	12,669,272
Cognizant Technology Solutions Corp., Class A *	708,596	44,861,213
Security	Number of Shares	Value ($)
CSRA, Inc.	162,140	4,342,109
eBay, Inc. *	1,297,169	30,431,585
Electronic Arts, Inc. *	371,992	24,010,224
Facebook, Inc., Class A *	2,687,300	301,541,933
Fidelity National Information Services, Inc.	335,634	20,047,419
Fiserv, Inc. *	280,704	26,543,370
International Business Machines Corp.	1,053,390	131,452,538
Intuit, Inc.	317,809	30,353,938
MasterCard, Inc., Class A	1,167,690	103,959,441
Microsoft Corp.	9,443,531	520,244,123
Oracle Corp.	3,803,386	138,100,946
Paychex, Inc.	371,965	17,802,245
PayPal Holdings, Inc. *	1,297,169	46,879,688
Red Hat, Inc. *	210,100	14,717,505
salesforce.com, Inc. *	742,065	50,504,944
Symantec Corp.	793,750	15,748,000
Teradata Corp. *	159,871	3,891,260
The Western Union Co.	573,025	10,222,766
Total System Services, Inc.	207,100	8,317,136
VeriSign, Inc. *	112,125	8,476,650
Visa, Inc., Class A	2,303,700	171,602,613
Xerox Corp.	1,102,866	10,752,943
Yahoo! Inc. *	1,012,455	29,877,547
		2,541,751,643
Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	362,300	17,959,211
Apple, Inc.	6,590,815	641,549,932
Cisco Systems, Inc.	5,965,928	141,929,427
Corning, Inc.	1,427,787	26,571,116
EMC Corp.	2,303,145	57,048,902
F5 Networks, Inc. *	82,400	7,727,472
FLIR Systems, Inc.	149,700	4,377,228
Harris Corp.	145,100	12,619,347
Hewlett Packard Enterprise Co.	2,113,108	29,076,366
HP, Inc.	2,113,108	20,518,279
Juniper Networks, Inc.	403,065	9,512,334
Motorola Solutions, Inc.	186,422	12,447,396
NetApp, Inc.	342,374	7,508,262
QUALCOMM, Inc.	1,786,965	81,020,993
SanDisk Corp.	233,324	16,496,007
Seagate Technology plc	351,900	10,222,695
TE Connectivity Ltd.	468,700	26,790,892
Western Digital Corp.	268,300	12,873,034
		1,136,248,893
Telecommunication Services 2.7%
AT&T, Inc.	7,262,502	261,885,822
CenturyLink, Inc.	645,643	16,412,245
Frontier Communications Corp.	1,396,845	6,355,645
Level 3 Communications, Inc. *	329,800	16,097,538
Verizon Communications, Inc.	4,800,878	239,899,874
		540,651,124
Transportation 2.0%
American Airlines Group, Inc.	744,600	29,031,954
C.H. Robinson Worldwide, Inc.	168,095	10,887,513
CSX Corp.	1,148,591	26,440,565

    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Delta Air Lines, Inc.	925,300	40,981,537
Expeditors International of Washington, Inc.	216,900	9,786,528
FedEx Corp.	306,768	40,763,332
JB Hunt Transport Services, Inc.	108,100	7,858,870
Kansas City Southern	129,400	9,171,872
Norfolk Southern Corp.	357,892	25,231,386
Ryder System, Inc.	60,702	3,227,525
Southwest Airlines Co.	780,136	29,348,716
Union Pacific Corp.	1,014,150	73,018,800
United Continental Holdings, Inc. *	450,000	21,726,000
United Parcel Service, Inc., Class B	816,618	76,108,798
		403,583,396
Utilities 3.3%
AES Corp.	781,249	7,421,866
AGL Resources, Inc.	146,540	9,314,082
Ameren Corp.	287,020	12,892,938
American Electric Power Co., Inc.	585,802	35,716,348
CenterPoint Energy, Inc.	514,366	9,191,720
CMS Energy Corp.	317,784	12,355,442
Consolidated Edison, Inc.	347,565	24,117,535
Dominion Resources, Inc.	703,064	50,740,129
DTE Energy Co.	216,012	18,363,180
Duke Energy Corp.	807,599	60,812,205
Edison International	390,093	24,107,747
Entergy Corp.	209,653	14,797,309
Eversource Energy	380,800	20,487,040
Exelon Corp.	1,081,993	31,994,533
FirstEnergy Corp.	488,694	16,156,224
NextEra Energy, Inc.	540,638	60,394,671
NiSource, Inc.	374,662	7,871,649
NRG Energy, Inc.	378,600	4,028,304
Pepco Holdings, Inc.	316,200	8,436,216
PG&E Corp.	580,506	31,875,584
Pinnacle West Capital Corp.	125,361	8,312,688
PPL Corp.	790,470	27,713,878
Public Service Enterprise Group, Inc.	610,570	25,216,541
SCANA Corp.	175,300	11,035,135
Sempra Energy	281,969	26,716,563
TECO Energy, Inc.	273,819	7,425,971
The Southern Co.	1,065,625	52,130,375
WEC Energy Group, Inc.	369,078	20,384,178
Xcel Energy, Inc.	591,586	22,610,417
		662,620,468
Total Common Stock
(Cost $12,486,401,675)		20,130,771,167

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	73,896,003	73,896,003
Total Other Investment Company
(Cost $73,896,003)		73,896,003
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Bank of Tokyo - Mitsubishi UFJ
0.14%, 02/01/16	6,077,142	6,077,142
Barclays Capital, Inc.
0.14%, 02/01/16	139,895,770	139,895,770
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	117,945,055	117,945,055
Total Short-Term Investments
(Cost $263,917,967)		263,917,967

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $12,863,649,064 and the unrealized appreciation and depreciation were $8,473,237,561 and ($868,301,488), respectively, with a net unrealized appreciation of $7,604,936,073.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $75,230,153.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	3,350	323,291,750	(9,540,115)

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$20,130,771,167	$—	$—	$20,130,771,167
Other Investment Company[1]	73,896,003	—	—	73,896,003
Short-Term Investments[1]	—	263,917,967	—	263,917,967
Total	$20,204,667,170	$263,917,967	$—	$20,468,585,137
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($9,540,115)	$—	$—	($9,540,115)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,045,197,379	5,967,192,428
1.3%	Other Investment Companies	79,074,285	79,074,285
100.7%	Total Investments	2,124,271,664	6,046,266,713
(0.7%)	Other Assets and Liabilities, Net		(39,219,459)
100.0%	Net Assets		6,007,047,254

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.0%
Autoliv, Inc. (b)	26,600	2,733,948
BorgWarner, Inc.	69,096	2,028,659
Dana Holding Corp.	50,100	595,689
Delphi Automotive plc	87,400	5,675,756
Ford Motor Co.	1,208,087	14,424,559
General Motors Co.	448,100	13,281,684
Gentex Corp.	97,544	1,335,377
Harley-Davidson, Inc.	59,392	2,375,680
Johnson Controls, Inc.	201,054	7,211,807
Lear Corp.	23,600	2,450,388
Tesla Motors, Inc. *(b)	30,600	5,850,720
The Goodyear Tire & Rubber Co.	83,100	2,360,871
Visteon Corp.	12,000	802,560
		61,127,698
Banks 5.3%
Bank of America Corp.	3,253,541	46,005,070
BB&T Corp.	242,700	7,926,582
BOK Financial Corp. (b)	8,900	445,089
CIT Group, Inc.	50,900	1,493,915
Citigroup, Inc.	930,256	39,610,301
Comerica, Inc.	51,128	1,753,690
Commerce Bancshares, Inc.	27,982	1,150,900
Cullen/Frost Bankers, Inc.	16,900	808,834
East West Bancorp, Inc.	45,800	1,484,836
Fifth Third Bancorp	259,984	4,107,747
First Republic Bank	40,200	2,733,600
Huntington Bancshares, Inc.	244,898	2,101,225
Investors Bancorp, Inc.	108,730	1,271,054
JPMorgan Chase & Co.	1,149,778	68,411,791
KeyCorp	259,914	2,900,640
M&T Bank Corp.	45,743	5,039,964
New York Community Bancorp, Inc.	149,882	2,320,173
PacWest Bancorp	30,300	1,112,313
People's United Financial, Inc.	103,793	1,491,505
Security	Number of Shares	Value ($)
Popular, Inc.	31,600	794,424
Prosperity Bancshares, Inc.	15,900	674,160
Regions Financial Corp.	427,606	3,472,161
Signature Bank *	15,700	2,187,638
SunTrust Banks, Inc.	164,193	6,006,180
SVB Financial Group *	14,900	1,509,668
Synovus Financial Corp.	44,657	1,363,378
TFS Financial Corp.	27,300	476,385
The PNC Financial Services Group, Inc.	160,634	13,918,936
U.S. Bancorp	519,005	20,791,340
Umpqua Holdings Corp.	67,000	970,160
Wells Fargo & Co.	1,452,096	72,938,782
Zions Bancorp	63,198	1,433,331
		318,705,772
Capital Goods 7.4%
3M Co.	191,454	28,909,554
A.O. Smith Corp.	25,400	1,774,190
Acuity Brands, Inc.	14,300	2,894,749
AECOM *	49,700	1,363,768
AGCO Corp.	24,200	1,180,234
Air Lease Corp.	31,700	816,592
Allegion plc	28,700	1,738,072
Allison Transmission Holdings, Inc.	52,700	1,253,733
AMETEK, Inc.	75,105	3,533,690
B/E Aerospace, Inc.	31,700	1,282,265
Carlisle Cos., Inc.	20,736	1,735,188
Caterpillar, Inc.	180,796	11,252,743
Chicago Bridge & Iron Co., N.V.	27,108	1,052,333
CLARCOR, Inc.	18,200	852,852
Colfax Corp. *	27,300	604,422
Crane Co.	16,384	782,500
Cummins, Inc.	49,892	4,484,792
Curtiss-Wright Corp.	15,200	1,048,800
Danaher Corp.	185,040	16,033,716
Deere & Co.	95,946	7,388,801
Donaldson Co., Inc.	43,500	1,225,830
Dover Corp.	50,237	2,936,353
Eaton Corp. plc	142,901	7,217,930
Emerson Electric Co.	200,228	9,206,483
Esterline Technologies Corp. *	10,100	794,971
Fastenal Co. (b)	92,300	3,743,688
Flowserve Corp.	43,023	1,662,409
Fluor Corp.	47,658	2,139,368
Fortune Brands Home & Security, Inc.	52,900	2,570,411
General Dynamics Corp.	91,644	12,259,218
General Electric Co.	2,952,802	85,926,538
Graco, Inc.	15,694	1,140,640
HD Supply Holdings, Inc. *	51,900	1,363,413
HEICO Corp.	5,006	278,834
Hexcel Corp.	33,500	1,386,230
Honeywell International, Inc.	239,099	24,675,017
Hubbell, Inc.	16,932	1,531,161

    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	13,700	1,751,956
IDEX Corp.	24,006	1,740,675
Illinois Tool Works, Inc.	100,404	9,043,388
Ingersoll-Rand plc	82,400	4,241,128
ITT Corp.	30,300	983,235
Jacobs Engineering Group, Inc. *	38,756	1,520,398
Joy Global, Inc.	26,308	262,291
L-3 Communications Holdings, Inc.	25,874	3,023,118
Lennox International, Inc.	11,700	1,401,894
Lincoln Electric Holdings, Inc.	22,200	1,181,928
Lockheed Martin Corp.	82,164	17,336,604
Masco Corp.	108,836	2,872,182
MSC Industrial Direct Co., Inc., Class A	15,558	1,008,314
Nordson Corp.	18,000	1,087,740
Northrop Grumman Corp.	57,932	10,720,896
Orbital ATK, Inc.	18,500	1,669,255
Oshkosh Corp.	23,600	777,148
Owens Corning	36,900	1,704,411
PACCAR, Inc.	107,289	5,264,671
Parker-Hannifin Corp.	41,253	4,008,141
Pentair plc	57,895	2,728,012
Precision Castparts Corp.	42,901	10,079,590
Quanta Services, Inc. *	43,900	820,930
Raytheon Co.	93,590	12,001,982
Rockwell Automation, Inc.	42,649	4,075,965
Rockwell Collins, Inc.	40,653	3,288,015
Roper Technologies, Inc.	30,891	5,426,622
Sensata Technologies Holding N.V. *	50,100	1,838,670
Snap-on, Inc.	17,250	2,786,910
SolarCity Corp. *(b)	15,700	559,705
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,585,760
SPX Corp.	12,614	117,310
Stanley Black & Decker, Inc.	46,641	4,400,112
Teledyne Technologies, Inc. *	12,600	1,023,750
Textron, Inc.	88,938	3,043,458
The Boeing Co.	196,389	23,592,211
The Middleby Corp. *	18,300	1,653,588
The Timken Co.	21,394	568,011
The Toro Co.	19,200	1,430,784
TransDigm Group, Inc. *	16,600	3,730,518
Trinity Industries, Inc.	44,200	946,764
United Rentals, Inc. *	31,467	1,507,584
United Technologies Corp.	258,203	22,641,821
USG Corp. *	29,200	522,388
W.W. Grainger, Inc. (b)	17,876	3,516,030
WABCO Holdings, Inc. *	18,000	1,613,700
Wabtec Corp.	28,800	1,841,760
Watsco, Inc.	7,000	813,470
Xylem, Inc.	53,400	1,919,730
		441,716,011
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,509,723
Copart, Inc. *	36,074	1,208,840
Equifax, Inc.	37,300	3,946,340
IHS, Inc., Class A *	20,000	2,092,400
KAR Auction Services, Inc.	44,400	1,483,848
ManpowerGroup, Inc.	25,491	1,946,238
Security	Number of Shares	Value ($)
Nielsen Holdings plc	116,700	5,620,272
Pitney Bowes, Inc.	67,841	1,328,327
R.R. Donnelley & Sons Co.	58,400	815,848
Republic Services, Inc.	69,681	3,045,060
Robert Half International, Inc.	43,891	1,921,109
Rollins, Inc.	32,850	905,018
Stericycle, Inc. *	27,098	3,261,244
The ADT Corp.	54,700	1,618,026
The Dun & Bradstreet Corp.	10,925	1,075,238
Tyco International plc	126,900	4,364,091
Verisk Analytics, Inc. *	47,800	3,489,400
Waste Connections, Inc.	37,900	2,272,863
Waste Management, Inc.	131,077	6,940,527
		49,844,412
Consumer Durables & Apparel 1.6%
Brunswick Corp.	29,300	1,167,605
Carter's, Inc.	17,300	1,681,906
Coach, Inc.	81,530	3,020,687
D.R. Horton, Inc.	107,597	2,959,993
Fossil Group, Inc. *	13,700	446,620
Garmin Ltd.	39,886	1,403,190
GoPro, Inc., Class A *(b)	23,300	266,785
Hanesbrands, Inc.	121,600	3,717,312
Harman International Industries, Inc.	23,697	1,762,820
Hasbro, Inc.	34,225	2,542,233
Jarden Corp. *	63,675	3,377,959
Kate Spade & Co. *	39,500	703,495
Leggett & Platt, Inc.	46,944	1,948,645
Lennar Corp., Class A	51,975	2,190,746
lululemon athletica, Inc. *	34,500	2,141,415
Mattel, Inc.	102,797	2,836,169
Michael Kors Holdings Ltd. *	58,300	2,326,170
Mohawk Industries, Inc. *	19,439	3,234,844
Newell Rubbermaid, Inc.	88,526	3,433,038
NIKE, Inc., Class B	422,912	26,224,773
NVR, Inc. *	1,098	1,812,798
Polaris Industries, Inc.	19,200	1,417,728
PulteGroup, Inc.	98,799	1,655,871
PVH Corp.	25,514	1,872,217
Ralph Lauren Corp.	18,395	2,069,438
Tempur Sealy International, Inc. *	18,900	1,140,426
Toll Brothers, Inc. *	50,000	1,381,000
Under Armour, Inc., Class A *	56,200	4,801,166
VF Corp.	108,528	6,793,853
Whirlpool Corp.	24,515	3,294,571
		93,625,473
Consumer Services 2.3%
Aramark	65,800	2,102,310
Bloomin' Brands, Inc.	33,500	591,610
Bright Horizons Family Solutions, Inc. *	12,900	905,193
Brinker International, Inc.	17,700	880,398
Buffalo Wild Wings, Inc. *	6,100	929,030
Carnival Corp.	146,860	7,068,372
Chipotle Mexican Grill, Inc. *	9,950	4,507,052
Choice Hotels International, Inc.	11,700	511,524
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,062,963

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	34,165	2,154,445
Domino's Pizza, Inc.	18,600	2,119,098
Dunkin' Brands Group, Inc.	28,000	1,102,080
Extended Stay America, Inc.	15,000	192,150
Graham Holdings Co., Class B	1,254	607,801
H&R Block, Inc.	75,198	2,560,492
Hilton Worldwide Holdings, Inc.	164,800	2,935,088
Hyatt Hotels Corp., Class A *	7,700	297,836
Jack in the Box, Inc.	12,400	962,736
Las Vegas Sands Corp.	117,863	5,315,621
Marriott International, Inc., Class A	59,875	3,669,140
McDonald's Corp.	286,736	35,492,182
MGM Resorts International *	147,287	2,957,523
Norwegian Cruise Line Holdings Ltd. *	48,900	2,218,593
Panera Bread Co., Class A *	7,000	1,358,000
Royal Caribbean Cruises Ltd.	52,391	4,293,966
Service Corp. International	63,100	1,526,389
ServiceMaster Global Holdings, Inc. *	32,600	1,376,046
Six Flags Entertainment Corp.	30,200	1,518,154
Starbucks Corp.	462,954	28,133,715
Starwood Hotels & Resorts Worldwide, Inc.	54,542	3,394,694
The Wendy's Co.	60,900	623,007
Vail Resorts, Inc.	11,800	1,475,000
Wyndham Worldwide Corp.	34,917	2,266,113
Wynn Resorts Ltd. (b)	24,842	1,672,860
Yum! Brands, Inc.	135,676	9,818,872
		138,600,053
Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	17,859	2,396,499
Ally Financial, Inc. *	138,400	2,193,640
American Express Co.	261,077	13,967,619
Ameriprise Financial, Inc.	53,057	4,809,617
Artisan Partners Asset Management, Inc., Class A	14,000	438,200
Berkshire Hathaway, Inc., Class B *	585,412	75,968,915
BlackRock, Inc.	39,765	12,496,549
Capital One Financial Corp.	164,453	10,791,406
CBOE Holdings, Inc.	25,400	1,692,148
CME Group, Inc.	105,380	9,468,393
Discover Financial Services	134,724	6,169,012
E*TRADE Financial Corp. *	86,290	2,032,992
Eaton Vance Corp.	39,084	1,120,147
FactSet Research Systems, Inc.	12,900	1,944,030
Federated Investors, Inc., Class B	30,200	763,758
Franklin Resources, Inc.	114,858	3,980,978
Intercontinental Exchange, Inc.	34,510	9,103,738
Invesco Ltd.	135,190	4,046,237
Lazard Ltd., Class A	40,900	1,471,991
Legg Mason, Inc.	31,214	955,773
Leucadia National Corp.	101,178	1,675,508
LPL Financial Holdings, Inc. (b)	26,200	797,004
McGraw Hill Financial, Inc.	84,736	7,204,255
Moody's Corp.	53,326	4,753,480
Morgan Stanley	475,748	12,312,358
MSCI, Inc.	29,450	2,027,338
Nasdaq, Inc.	36,337	2,252,894
Navient Corp.	102,900	983,724
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	4,399,982
NorthStar Asset Management Group, Inc.	60,300	695,862
OneMain Holdings, Inc. *	12,500	330,375
Raymond James Financial, Inc.	39,649	1,737,023
Santander Consumer USA Holdings, Inc. *	31,700	331,265
SEI Investments Co.	42,148	1,653,888
SLM Corp. *	136,624	874,394
State Street Corp.	124,450	6,935,598
T. Rowe Price Group, Inc.	76,550	5,431,223
TD Ameritrade Holding Corp.	87,231	2,405,831
The Bank of New York Mellon Corp.	344,396	12,474,023
The Charles Schwab Corp. (a)	375,265	9,580,515
The Goldman Sachs Group, Inc.	123,132	19,893,206
Voya Financial, Inc.	69,800	2,134,484
Waddell & Reed Financial, Inc., Class A	29,000	795,760
		267,491,632
Energy 6.2%
Anadarko Petroleum Corp.	159,148	6,221,095
Antero Resources Corp. *(b)	17,500	475,475
Apache Corp.	118,700	5,049,498
Baker Hughes, Inc.	135,606	5,900,217
Cabot Oil & Gas Corp.	135,396	2,809,467
Cameron International Corp. *	59,300	3,893,638
Cheniere Energy, Inc. *	74,900	2,250,745
Chesapeake Energy Corp. (b)	162,497	550,865
Chevron Corp.	588,837	50,916,735
Cimarex Energy Co.	29,115	2,707,695
Cobalt International Energy, Inc. *	89,900	340,721
Columbia Pipeline Group, Inc.	95,880	1,778,574
Concho Resources, Inc. *	38,200	3,633,966
ConocoPhillips	385,266	15,056,195
CONSOL Energy, Inc. (b)	77,098	612,158
Continental Resources, Inc. *	25,800	544,638
Core Laboratories N.V.	13,300	1,308,720
Devon Energy Corp.	123,082	3,433,988
Diamond Offshore Drilling, Inc. (b)	23,629	439,263
Diamondback Energy, Inc. *	17,700	1,337,235
Energen Corp.	24,496	863,974
Ensco plc, Class A	76,000	743,280
EOG Resources, Inc.	173,304	12,308,050
EQT Corp.	46,600	2,877,084
Exxon Mobil Corp.	1,303,063	101,443,455
FMC Technologies, Inc. *	72,568	1,825,085
Gulfport Energy Corp. *	32,500	960,375
Halliburton Co.	270,188	8,589,277
Helmerich & Payne, Inc. (b)	31,392	1,594,714
Hess Corp.	74,123	3,150,228
HollyFrontier Corp.	58,600	2,049,242
Kinder Morgan, Inc.	566,917	9,325,785
Marathon Oil Corp.	217,096	2,112,344
Marathon Petroleum Corp.	164,600	6,878,634
Memorial Resource Development Corp. *	22,800	362,748
Murphy Oil Corp.	49,944	979,402
National Oilwell Varco, Inc.	119,426	3,886,122
Newfield Exploration Co. *	53,966	1,568,792
Noble Corp., plc (b)	85,800	668,382

    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Noble Energy, Inc.	134,622	4,357,714
Occidental Petroleum Corp.	239,416	16,479,003
Oceaneering International, Inc.	28,900	978,265
ONEOK, Inc.	66,824	1,664,586
Phillips 66	150,900	12,094,635
Pioneer Natural Resources Co.	45,811	5,678,273
QEP Resources, Inc.	44,400	569,208
Range Resources Corp. (b)	53,928	1,594,112
Schlumberger Ltd.	393,147	28,412,734
Southwestern Energy Co. *(b)	121,188	1,077,361
Spectra Energy Corp.	209,421	5,748,606
Targa Resources Corp.	13,500	303,345
Tesoro Corp.	36,712	3,203,122
The Williams Cos., Inc.	214,321	4,136,395
Transocean Ltd. (b)	113,100	1,178,502
Valero Energy Corp.	149,520	10,147,922
Weatherford International plc *	229,600	1,547,504
Western Refining, Inc.	18,800	618,520
Whiting Petroleum Corp. *	64,700	475,545
World Fuel Services Corp.	24,500	954,275
		372,667,488
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	12,200	1,473,028
Costco Wholesale Corp.	136,259	20,591,460
CVS Health Corp.	345,811	33,401,884
Rite Aid Corp. *	319,300	2,487,347
Sprouts Farmers Market, Inc. *	39,400	898,320
Sysco Corp.	164,130	6,534,015
The Kroger Co.	305,626	11,861,345
United Natural Foods, Inc. *	16,600	581,332
Wal-Mart Stores, Inc.	488,727	32,431,924
Walgreens Boots Alliance, Inc.	272,669	21,737,173
Whole Foods Market, Inc.	110,632	3,242,624
		135,240,452
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	612,105	37,405,737
Archer-Daniels-Midland Co.	190,205	6,723,747
Brown-Forman Corp., Class B	32,180	3,148,491
Bunge Ltd.	45,892	2,845,763
Campbell Soup Co.	53,858	3,038,130
Coca-Cola Enterprises, Inc.	67,972	3,155,260
ConAgra Foods, Inc.	136,097	5,667,079
Constellation Brands, Inc., Class A	54,132	8,254,047
Dr Pepper Snapple Group, Inc.	57,920	5,435,213
Flowers Foods, Inc.	56,925	1,169,240
General Mills, Inc.	191,600	10,827,316
Hormel Foods Corp.	40,594	3,264,164
Ingredion, Inc.	21,800	2,195,696
Kellogg Co.	79,931	5,870,133
Keurig Green Mountain, Inc.	38,000	3,391,500
McCormick & Co., Inc. - Non Voting Shares	35,254	3,101,294
Mead Johnson Nutrition Co.	62,500	4,530,625
Molson Coors Brewing Co., Class B	49,272	4,458,131
Mondelez International, Inc., Class A	494,964	21,332,948
Monster Beverage Corp. *	48,100	6,494,943
PepsiCo, Inc.	454,285	45,110,500
Philip Morris International, Inc.	484,265	43,588,693
Security	Number of Shares	Value ($)
Pilgrim's Pride Corp. *(b)	15,000	332,700
Pinnacle Foods, Inc.	36,500	1,565,485
Reynolds American, Inc.	255,692	12,771,815
Seaboard Corp. *	105	302,085
The Boston Beer Co., Inc., Class A *	2,800	501,900
The Coca-Cola Co.	1,221,048	52,407,380
The Hain Celestial Group, Inc. *	29,400	1,069,572
The Hershey Co.	45,564	4,014,644
The JM Smucker Co.	34,201	4,388,672
The Kraft Heinz Co.	187,500	14,636,250
The WhiteWave Foods Co. *	55,779	2,105,657
TreeHouse Foods, Inc. *	13,600	1,079,296
Tyson Foods, Inc., Class A	95,159	5,077,684
		331,261,790
Health Care Equipment & Services 5.0%
Abbott Laboratories	469,946	17,787,456
Acadia Healthcare Co., Inc. *	18,700	1,141,261
Aetna, Inc.	109,934	11,195,679
Alere, Inc. *	24,700	918,840
Align Technology, Inc. *	23,400	1,547,676
AmerisourceBergen Corp.	61,220	5,482,863
Anthem, Inc.	81,423	10,624,887
athenahealth, Inc. *	12,000	1,701,600
Baxter International, Inc.	170,825	6,252,195
Becton, Dickinson & Co.	64,307	9,348,309
Boston Scientific Corp. *	428,007	7,502,963
Brookdale Senior Living, Inc. *	58,000	944,240
C.R. Bard, Inc.	23,600	4,325,172
Cardinal Health, Inc.	104,010	8,463,294
Centene Corp. *	39,100	2,426,546
Cerner Corp. *	94,504	5,482,177
Cigna Corp.	81,054	10,828,814
Community Health Systems, Inc. *	35,624	765,204
DaVita HealthCare Partners, Inc. *	53,450	3,587,564
DENTSPLY International, Inc.	41,600	2,449,824
DexCom, Inc. *	25,900	1,846,152
Edwards Lifesciences Corp. *	69,184	5,410,881
Envision Healthcare Holdings, Inc. *	57,400	1,268,540
Express Scripts Holding Co. *	211,489	15,199,714
HCA Holdings, Inc. *	99,800	6,944,084
Health Net, Inc. *	24,400	1,615,768
HealthSouth Corp.	27,400	980,646
Henry Schein, Inc. *	25,919	3,925,173
Hologic, Inc. *	76,970	2,612,362
Humana, Inc.	46,391	7,551,991
IDEXX Laboratories, Inc. *	29,996	2,103,919
IMS Health Holdings, Inc. *	44,600	1,031,152
Intuitive Surgical, Inc. *	11,341	6,133,780
Laboratory Corp. of America Holdings *	30,368	3,411,845
McKesson Corp.	72,247	11,630,322
MEDNAX, Inc. *	28,208	1,959,328
Medtronic plc	438,822	33,315,366
Patterson Cos., Inc.	22,600	959,596
Premier, Inc., Class A *	10,000	319,400
Quest Diagnostics, Inc.	42,747	2,807,195
ResMed, Inc.	43,716	2,478,697
Sirona Dental Systems, Inc. *	18,900	2,008,881
St. Jude Medical, Inc.	87,455	4,622,871
STERIS plc	23,700	1,640,988

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stryker Corp.	97,854	9,702,224
Team Health Holdings, Inc. *	22,500	919,575
Teleflex, Inc.	13,846	1,878,764
Tenet Healthcare Corp. *	33,425	906,486
The Cooper Cos., Inc.	14,400	1,888,560
UnitedHealth Group, Inc.	297,592	34,270,695
Universal Health Services, Inc., Class B	27,874	3,139,727
Varian Medical Systems, Inc. *	31,371	2,419,645
VCA, Inc. *	26,300	1,348,401
Veeva Systems, Inc., Class A *	22,000	530,200
WellCare Health Plans, Inc. *	14,100	1,071,318
West Pharmaceutical Services, Inc.	22,500	1,287,450
Zimmer Biomet Holdings, Inc.	52,212	5,182,563
		299,100,823
Household & Personal Products 2.0%
Avon Products, Inc.	146,436	496,418
Church & Dwight Co., Inc.	40,394	3,393,096
Colgate-Palmolive Co.	278,654	18,817,505
Coty, Inc., Class A (b)	30,200	743,222
Edgewell Personal Care Co.	19,900	1,472,799
Energizer Holdings, Inc.	19,900	637,596
Kimberly-Clark Corp.	113,204	14,537,658
Spectrum Brands Holdings, Inc.	8,200	779,328
The Clorox Co.	41,725	5,384,611
The Estee Lauder Cos., Inc., Class A	68,068	5,802,797
The Procter & Gamble Co.	846,819	69,176,644
		121,241,674
Insurance 3.0%
Aflac, Inc.	133,713	7,750,005
Alleghany Corp. *	5,186	2,478,493
Allied World Assurance Co. Holdings AG	24,700	903,773
American Financial Group, Inc.	17,605	1,249,603
American International Group, Inc.	386,776	21,845,108
AmTrust Financial Services, Inc.	9,800	560,462
Aon plc	85,303	7,492,162
Arch Capital Group Ltd. *	37,000	2,499,350
Arthur J. Gallagher & Co.	50,220	1,890,281
Assurant, Inc.	19,192	1,560,502
Assured Guaranty Ltd.	41,600	989,248
Axis Capital Holdings Ltd.	27,862	1,502,040
Brown & Brown, Inc.	39,476	1,194,149
Chubb Ltd.	145,802	16,485,832
Cincinnati Financial Corp.	43,317	2,496,359
CNA Financial Corp.	9,150	304,054
Erie Indemnity Co., Class A	8,285	796,271
Everest Re Group Ltd.	12,720	2,276,117
First American Financial Corp.	31,600	1,086,092
FNF Group	88,169	2,854,912
Genworth Financial, Inc., Class A *	166,939	464,090
Lincoln National Corp.	78,159	3,084,154
Loews Corp.	82,358	3,048,070
Markel Corp. *	4,447	3,737,526
Marsh & McLennan Cos., Inc.	166,820	8,896,511
Mercury General Corp.	10,500	487,515
MetLife, Inc.	346,744	15,482,120
Security	Number of Shares	Value ($)
Old Republic International Corp.	86,909	1,571,315
PartnerRe Ltd.	13,509	1,896,664
Principal Financial Group, Inc.	88,009	3,344,342
Prudential Financial, Inc.	141,897	9,944,142
Reinsurance Group of America, Inc.	19,510	1,643,327
RenaissanceRe Holdings Ltd.	13,907	1,566,624
The Allstate Corp.	119,698	7,253,699
The Hartford Financial Services Group, Inc.	130,995	5,263,379
The Progressive Corp.	181,542	5,673,187
The Travelers Cos., Inc.	94,147	10,077,495
Torchmark Corp.	39,097	2,124,531
Unum Group	78,214	2,240,049
Validus Holdings Ltd.	25,509	1,128,518
W. R. Berkley Corp.	32,225	1,616,084
White Mountains Insurance Group Ltd.	1,813	1,292,832
Willis Towers Watson plc	42,266	4,838,189
XL Group plc	93,067	3,374,609
		178,263,785
Materials 2.8%
Air Products & Chemicals, Inc.	61,078	7,739,193
Airgas, Inc.	21,451	3,003,140
Albemarle Corp.	37,439	1,970,789
Alcoa, Inc. (b)	407,520	2,970,821
AptarGroup, Inc.	18,200	1,326,780
Ashland, Inc.	20,300	1,923,628
Avery Dennison Corp.	31,060	1,891,243
Axalta Coating Systems Ltd. *	41,600	990,496
Ball Corp.	40,576	2,711,694
Bemis Co., Inc.	28,149	1,347,493
Berry Plastics Group, Inc. *	36,100	1,122,710
Celanese Corp., Series A	44,643	2,842,420
CF Industries Holdings, Inc.	74,560	2,236,800
Crown Holdings, Inc. *	39,776	1,824,923
E.I. du Pont de Nemours & Co.	273,217	14,414,929
Eagle Materials, Inc.	15,200	813,808
Eastman Chemical Co.	45,762	2,801,092
Ecolab, Inc.	83,128	8,967,017
FMC Corp.	43,504	1,553,963
Freeport-McMoRan, Inc. (b)	331,157	1,523,322
Graphic Packaging Holding Co.	104,500	1,187,120
Huntsman Corp.	64,700	558,361
International Flavors & Fragrances, Inc.	24,408	2,854,760
International Paper Co.	126,807	4,338,068
LyondellBasell Industries N.V., Class A	111,800	8,717,046
Martin Marietta Materials, Inc.	21,449	2,693,565
Monsanto Co.	136,534	12,369,980
NewMarket Corp.	2,800	1,061,956
Newmont Mining Corp.	162,928	3,252,043
Nucor Corp.	99,976	3,906,062
Owens-Illinois, Inc. *	55,877	723,048
Packaging Corp. of America	29,030	1,475,595
Platform Specialty Products Corp. *	37,800	288,414
PolyOne Corp.	30,900	836,154
PPG Industries, Inc.	84,812	8,067,318
Praxair, Inc.	89,328	8,932,800
Reliance Steel & Aluminum Co.	25,122	1,430,447

    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Royal Gold, Inc.	21,800	649,422
RPM International, Inc.	44,600	1,750,550
Sealed Air Corp.	65,302	2,646,690
Silgan Holdings, Inc.	10,200	539,274
Sonoco Products Co.	33,970	1,342,155
Steel Dynamics, Inc.	74,400	1,365,240
The Chemours Co.	56,443	222,385
The Dow Chemical Co.	350,256	14,710,752
The Mosaic Co.	106,995	2,578,580
The Scotts Miracle-Gro Co., Class A	14,668	1,007,398
The Sherwin-Williams Co.	25,090	6,414,760
The Valspar Corp.	24,346	1,907,022
Vulcan Materials Co.	40,825	3,600,765
W.R. Grace & Co. *	21,500	1,748,810
Westlake Chemical Corp.	14,000	636,720
WestRock Co.	77,542	2,735,682
		170,525,203
Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,419,405
Cablevision Systems Corp., Class A	75,110	2,396,760
CBS Corp., Class B - Non Voting Shares	134,905	6,407,988
Charter Communications, Inc., Class A *(b)	23,900	4,095,504
Cinemark Holdings, Inc.	34,600	1,020,354
Clear Channel Outdoor Holdings, Inc., Class A	14,500	73,225
Comcast Corp., Class A	762,223	42,463,443
Discovery Communications, Inc., Class A *	47,200	1,302,248
Discovery Communications, Inc., Class C *	74,700	2,032,587
DISH Network Corp., Class A *	67,372	3,252,046
John Wiley & Sons, Inc., Class A	15,480	647,064
Liberty Broadband Corp., Class C *	20,700	972,900
Liberty Global plc, Class A *	79,241	2,726,683
Liberty Global plc, Series C *	193,772	6,454,545
Liberty Media Corp., Class A *	30,446	1,114,933
Liberty Media Corp., Class C *	62,700	2,231,493
Lions Gate Entertainment Corp.	26,400	690,360
Live Nation Entertainment, Inc. *	45,500	1,032,850
MSG Networks, Inc., Class A *	20,800	363,792
News Corp., Class A	118,782	1,540,603
News Corp., Class B	31,600	421,860
Omnicom Group, Inc.	77,888	5,713,085
Scripps Networks Interactive, Inc., Class A	30,900	1,883,973
Sirius XM Holdings, Inc. *	688,800	2,548,560
TEGNA, Inc.	73,854	1,773,235
The Interpublic Group of Cos., Inc.	127,164	2,853,560
The Madison Square Garden Co., Class A *	6,933	1,068,237
The Walt Disney Co.	475,260	45,539,413
Time Warner Cable, Inc.	87,736	15,968,829
Time Warner, Inc.	249,080	17,545,195
Twenty-First Century Fox, Inc., Class A	373,828	10,082,141
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	140,000	3,794,000
Viacom, Inc., Class B	106,546	4,862,759
		196,293,630
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	510,926	28,049,837
ACADIA Pharmaceuticals, Inc. *	24,700	511,043
Agilent Technologies, Inc.	107,031	4,029,717
Agios Pharmaceuticals, Inc. *	8,400	354,648
Akorn, Inc. *	23,300	605,567
Alexion Pharmaceuticals, Inc. *	70,304	10,259,463
Alkermes plc *	44,700	1,430,847
Allergan plc *	123,677	35,177,449
Alnylam Pharmaceuticals, Inc. *	22,100	1,523,574
Amgen, Inc.	235,902	36,029,313
Baxalta, Inc.	170,825	6,834,708
Bio-Rad Laboratories, Inc., Class A *	6,900	880,509
Bio-Techne Corp.	12,563	1,038,835
Biogen, Inc. *	70,155	19,156,524
BioMarin Pharmaceutical, Inc. *	49,600	3,671,392
Bristol-Myers Squibb Co.	519,939	32,319,408
Celgene Corp. *	245,240	24,602,477
Cepheid *	21,800	642,010
Charles River Laboratories International, Inc. *	14,400	1,068,912
Eli Lilly & Co.	305,271	24,146,936
Endo International plc *	63,428	3,518,351
Gilead Sciences, Inc.	450,644	37,403,452
Illumina, Inc. *	45,900	7,249,905
Incyte Corp. *	51,800	3,655,008
Intercept Pharmaceuticals, Inc. *	6,100	648,003
Intrexon Corp. *(b)	15,000	437,100
Ionis Pharmaceuticals, Inc. *	37,300	1,452,089
Jazz Pharmaceuticals plc *	19,200	2,471,808
Johnson & Johnson	864,387	90,276,578
Mallinckrodt plc *	35,320	2,051,739
Medivation, Inc. *	48,600	1,589,220
Merck & Co., Inc.	872,518	44,210,487
Mettler-Toledo International, Inc. *	8,800	2,753,080
Mylan N.V. *	127,600	6,723,244
OPKO Health, Inc. *(b)	101,700	817,668
Pacira Pharmaceuticals, Inc. *	11,300	671,446
PAREXEL International Corp. *	17,300	1,106,508
PerkinElmer, Inc.	38,500	1,860,320
Perrigo Co., plc	45,400	6,563,932
Pfizer, Inc.	1,926,751	58,746,638
Puma Biotechnology, Inc. *	6,200	258,788
Quintiles Transnational Holdings, Inc. *	29,500	1,794,485
Regeneron Pharmaceuticals, Inc. *	24,400	10,250,196
Seattle Genetics, Inc. *	33,600	1,108,128
Thermo Fisher Scientific, Inc.	123,798	16,348,764
United Therapeutics Corp. *	14,100	1,736,838
Vertex Pharmaceuticals, Inc. *	77,612	7,043,289
VWR Corp. *	12,900	315,534
Waters Corp. *	25,000	3,030,250
Zoetis, Inc.	144,700	6,229,335
		554,655,352

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	24,500	1,939,910
American Campus Communities, Inc.	31,200	1,316,640
American Capital Agency Corp.	108,300	1,848,681
American Homes 4 Rent, Class A	44,000	659,560
American Tower Corp.	132,689	12,517,880
Annaly Capital Management, Inc.	304,600	2,893,700
Apartment Investment & Management Co., Class A	49,418	1,934,715
AvalonBay Communities, Inc.	41,849	7,176,685
Boston Properties, Inc.	47,905	5,567,040
Brixmor Property Group, Inc.	53,700	1,429,494
Camden Property Trust	26,864	2,049,723
CBL & Associates Properties, Inc.	53,200	571,900
CBRE Group, Inc., Class A *	84,537	2,364,500
Chimera Investment Corp.	66,080	818,731
Corrections Corp. of America	38,004	1,094,895
Crown Castle International Corp.	104,627	9,018,847
CubeSmart	50,100	1,567,629
DCT Industrial Trust, Inc.	27,600	987,804
DDR Corp.	91,800	1,570,698
Digital Realty Trust, Inc.	41,400	3,315,312
Douglas Emmett, Inc.	47,600	1,408,008
Duke Realty Corp.	104,537	2,104,330
EPR Properties	17,000	1,019,150
Equinix, Inc.	21,262	6,603,339
Equity Commonwealth *	40,300	1,083,667
Equity LifeStyle Properties, Inc.	27,800	1,832,576
Equity One, Inc.	20,200	559,944
Equity Residential	115,272	8,886,318
Essex Property Trust, Inc.	20,929	4,460,179
Extra Space Storage, Inc.	37,100	3,364,599
Federal Realty Investment Trust	21,596	3,257,325
Forest City Realty Trust, Inc., Class A *	61,800	1,217,460
Gaming & Leisure Properties, Inc.	32,000	834,560
General Growth Properties, Inc.	186,400	5,226,656
HCP, Inc.	144,480	5,192,611
Healthcare Trust of America, Inc., Class A	36,800	1,031,872
Highwoods Properties, Inc.	31,600	1,336,364
Hospitality Properties Trust	52,081	1,228,591
Host Hotels & Resorts, Inc.	240,139	3,325,925
Iron Mountain, Inc.	61,866	1,703,790
Jones Lang LaSalle, Inc.	14,800	2,082,656
Kilroy Realty Corp.	27,700	1,547,599
Kimco Realty Corp.	126,531	3,440,378
Lamar Advertising Co., Class A	26,170	1,468,399
LaSalle Hotel Properties	34,000	753,440
Liberty Property Trust	46,304	1,357,633
Mid-America Apartment Communities, Inc.	23,900	2,242,298
National Retail Properties, Inc.	43,000	1,846,420
NorthStar Realty Finance Corp.	54,025	641,277
Omega Healthcare Investors, Inc.	51,900	1,645,749
Outfront Media, Inc.	42,500	924,375
Pebblebrook Hotel Trust	22,300	544,566
Plum Creek Timber Co., Inc.	54,798	2,219,867
Post Properties, Inc.	17,000	973,930
Prologis, Inc.	162,080	6,397,298
Security	Number of Shares	Value ($)
Public Storage	45,509	11,539,262
Rayonier, Inc.	41,734	880,170
Realogy Holdings Corp. *	43,650	1,431,720
Realty Income Corp.	70,800	3,949,932
Regency Centers Corp.	30,582	2,213,831
Retail Properties of America, Inc., Class A	70,000	1,085,700
RLJ Lodging Trust	44,500	813,905
Senior Housing Properties Trust	69,500	1,006,360
Simon Property Group, Inc.	97,350	18,134,358
SL Green Realty Corp.	31,851	3,077,125
Sovran Self Storage, Inc.	10,100	1,138,068
Spirit Realty Capital, Inc.	146,700	1,537,416
Starwood Property Trust, Inc.	77,200	1,469,888
Sun Communities, Inc.	15,500	1,032,145
Sunstone Hotel Investors, Inc.	66,091	785,161
Tanger Factory Outlet Centers, Inc.	30,900	988,491
Taubman Centers, Inc.	19,800	1,406,592
The Howard Hughes Corp. *	11,500	1,092,845
The Macerich Co.	40,745	3,176,888
Two Harbors Investment Corp.	117,200	890,720
UDR, Inc.	85,262	3,034,475
Ventas, Inc.	102,229	5,655,308
VEREIT, Inc.	288,200	2,222,022
Vornado Realty Trust	54,334	4,806,386
Weingarten Realty Investors	32,102	1,120,039
Welltower, Inc.	111,421	6,932,615
Weyerhaeuser Co.	166,850	4,273,028
WP Carey, Inc.	29,500	1,718,375
WP Glimcher, Inc.	59,200	537,536
		232,357,854
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,439,675
Amazon.com, Inc. *	120,241	70,581,467
AutoNation, Inc. *	26,166	1,131,680
AutoZone, Inc. *	9,533	7,315,529
Bed Bath & Beyond, Inc. *	51,220	2,211,167
Best Buy Co., Inc.	95,526	2,668,041
Burlington Stores, Inc. *	26,100	1,402,353
Cabela's, Inc. *	15,100	635,257
CarMax, Inc. *	61,400	2,712,652
CST Brands, Inc.	25,900	1,003,366
Dick's Sporting Goods, Inc.	26,700	1,043,436
Dillard's, Inc., Class A	9,100	640,731
Dollar General Corp.	88,900	6,672,834
Dollar Tree, Inc. *	75,018	6,100,464
Expedia, Inc.	32,204	3,253,892
Foot Locker, Inc.	45,109	3,047,564
GameStop Corp., Class A (b)	31,900	836,099
Genuine Parts Co.	49,630	4,276,617
GNC Holdings, Inc., Class A	26,800	750,668
Groupon, Inc. *	120,700	328,304
HSN, Inc.	9,400	442,364
Kohl's Corp.	62,565	3,112,609
L Brands, Inc.	78,823	7,578,831
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,549,581
Liberty Ventures, Series A *	44,681	1,757,304
LKQ Corp. *	99,600	2,729,040
Lowe's Cos., Inc.	284,436	20,382,684

    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Macy's, Inc.	93,676	3,785,447
Murphy USA, Inc. *	14,300	827,255
Netflix, Inc. *	134,800	12,380,032
Nordstrom, Inc. (b)	41,600	2,042,560
O'Reilly Automotive, Inc. *	31,566	8,235,569
Office Depot, Inc. *	154,900	797,735
Penske Automotive Group, Inc.	15,300	479,961
Restoration Hardware Holdings, Inc. *	11,800	727,116
Ross Stores, Inc.	127,624	7,180,126
Sally Beauty Holdings, Inc. *	50,000	1,378,000
Sears Holdings Corp. *(b)	13,094	221,943
Signet Jewelers Ltd.	24,300	2,818,800
Staples, Inc.	197,970	1,765,892
Target Corp.	190,562	13,800,500
The Gap, Inc.	72,255	1,786,144
The Home Depot, Inc.	395,135	49,692,178
The Michaels Cos., Inc. *	24,100	525,380
The Priceline Group, Inc. *	15,646	16,662,521
The TJX Cos., Inc.	207,290	14,767,340
Tiffany & Co.	33,573	2,143,300
Tractor Supply Co.	41,400	3,656,034
TripAdvisor, Inc. *	33,200	2,216,432
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,605,283
Urban Outfitters, Inc. *	27,996	640,548
Williams-Sonoma, Inc.	25,300	1,306,998
		313,047,303
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	101,274	5,454,618
Applied Materials, Inc.	354,889	6,263,791
Atmel Corp.	138,500	1,116,310
Avago Technologies Ltd.	117,400	15,697,554
Broadcom Corp., Class A	176,225	9,634,221
Cavium, Inc. *	17,300	999,421
Cree, Inc. *	27,100	759,613
First Solar, Inc. *	21,400	1,469,324
Intel Corp.	1,471,180	45,636,003
KLA-Tencor Corp.	47,638	3,191,269
Lam Research Corp.	48,319	3,468,821
Linear Technology Corp.	77,466	3,310,122
Marvell Technology Group Ltd.	135,162	1,196,184
Maxim Integrated Products, Inc.	93,400	3,119,560
Microchip Technology, Inc.	65,366	2,929,050
Micron Technology, Inc. *	333,400	3,677,402
NVIDIA Corp.	156,999	4,598,501
ON Semiconductor Corp. *	126,800	1,085,408
Qorvo, Inc. *	46,400	1,837,440
Skyworks Solutions, Inc.	59,900	4,128,308
SunEdison, Inc. *(b)	90,500	283,265
Teradyne, Inc.	62,600	1,216,318
Texas Instruments, Inc.	320,375	16,957,449
Xilinx, Inc.	78,605	3,951,473
		141,981,425
Software & Services 12.4%
Accenture plc, Class A	195,100	20,590,854
Activision Blizzard, Inc.	157,838	5,495,919
Adobe Systems, Inc. *	155,313	13,843,048
Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	55,509	2,532,321
Alliance Data Systems Corp. *	19,371	3,870,132
Alphabet, Inc., Class A *	91,088	69,349,849
Alphabet, Inc., Class C *	93,032	69,118,124
Amdocs Ltd.	51,600	2,824,584
ANSYS, Inc. *	27,400	2,416,406
Autodesk, Inc. *	69,872	3,271,407
Automatic Data Processing, Inc.	143,151	11,894,417
Booz Allen Hamilton Holding Corp.	27,900	789,291
Broadridge Financial Solutions, Inc.	36,400	1,949,584
CA, Inc.	98,881	2,840,851
Cadence Design Systems, Inc. *	92,587	1,811,002
CDK Global, Inc.	51,400	2,264,170
Citrix Systems, Inc. *	48,200	3,396,172
Cognizant Technology Solutions Corp., Class A *	191,332	12,113,229
Computer Sciences Corp.	42,331	1,357,555
CoStar Group, Inc. *	10,600	1,858,922
CSRA, Inc.	42,331	1,133,624
DST Systems, Inc.	10,980	1,157,402
eBay, Inc. *	348,470	8,175,106
Electronic Arts, Inc. *	98,381	6,350,002
Facebook, Inc., Class A *	708,500	79,500,785
Fidelity National Information Services, Inc.	89,008	5,316,448
FireEye, Inc. *	44,400	625,596
Fiserv, Inc. *	70,978	6,711,680
FleetCor Technologies, Inc. *	24,100	2,960,444
Fortinet, Inc. *	44,600	1,255,044
Gartner, Inc. *	26,400	2,320,296
Genpact Ltd. *	44,550	1,065,636
Global Payments, Inc.	39,476	2,327,110
Guidewire Software, Inc. *	21,100	1,161,344
IAC/InterActiveCorp	25,730	1,336,416
International Business Machines Corp.	278,240	34,721,570
Intuit, Inc.	82,344	7,864,675
Jack Henry & Associates, Inc.	24,200	1,964,556
LinkedIn Corp., Class A *	35,900	7,104,969
Manhattan Associates, Inc. *	24,200	1,395,130
MasterCard, Inc., Class A	308,810	27,493,354
MAXIMUS, Inc.	21,300	1,136,781
Microsoft Corp.	2,495,238	137,462,661
NetSuite, Inc. *	9,800	679,826
Nuance Communications, Inc. *	79,800	1,406,874
Oracle Corp.	999,510	36,292,208
Pandora Media, Inc. *	69,100	671,652
Paychex, Inc.	102,528	4,906,990
PayPal Holdings, Inc. *	348,470	12,593,706
PTC, Inc. *	39,700	1,175,517
Rackspace Hosting, Inc. *	35,200	711,392
Red Hat, Inc. *	57,283	4,012,674
Sabre Corp.	40,700	1,042,327
salesforce.com, Inc. *	194,940	13,267,616
ServiceNow, Inc. *	45,800	2,849,218
SolarWinds, Inc. *	20,600	1,234,970
Solera Holdings, Inc.	18,400	998,384
Splunk, Inc. *	37,800	1,749,762
SS&C Technologies Holdings, Inc.	24,500	1,575,105
Symantec Corp.	213,489	4,235,622
Synopsys, Inc. *	48,700	2,089,230
Syntel, Inc. *	11,300	534,942

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tableau Software, Inc., Class A *	17,200	1,380,128
Teradata Corp. *	48,044	1,169,391
The Ultimate Software Group, Inc. *	8,900	1,563,107
The Western Union Co.	163,440	2,915,770
Total System Services, Inc.	55,100	2,212,816
Twitter, Inc. *	181,600	3,050,880
Tyler Technologies, Inc. *	11,200	1,759,072
Vantiv, Inc., Class A *	45,300	2,131,365
Verint Systems, Inc. *	21,200	776,132
VeriSign, Inc. *	29,605	2,238,138
Visa, Inc., Class A	607,200	45,230,328
VMware, Inc., Class A *(b)	24,100	1,102,575
WEX, Inc. *	13,100	951,191
Workday, Inc., Class A *	34,300	2,161,243
Xerox Corp.	293,045	2,857,189
Yahoo! Inc. *	274,979	8,114,630
Yelp, Inc. *	18,400	385,480
Zillow Group, Inc., Class A *(b)	13,200	286,044
Zillow Group, Inc., Class C *(b)	38,200	783,100
		747,225,060
Technology Hardware & Equipment 5.4%
3D Systems Corp. *(b)	30,149	241,494
Amphenol Corp., Class A	98,240	4,869,757
Apple, Inc.	1,741,074	169,476,143
Arista Networks, Inc. *	10,800	648,324
ARRIS International plc *	36,900	939,843
Arrow Electronics, Inc. *	28,800	1,486,080
Avnet, Inc.	42,546	1,698,436
Belden, Inc.	13,900	593,808
Brocade Communications Systems, Inc.	127,300	1,015,854
CDW Corp.	42,900	1,649,505
Cisco Systems, Inc.	1,584,015	37,683,717
Cognex Corp.	26,700	861,075
CommScope Holding Co., Inc. *	37,600	842,992
Corning, Inc.	377,663	7,028,308
Dolby Laboratories, Inc., Class A	17,400	626,574
EchoStar Corp., Class A *	13,254	465,613
EMC Corp.	610,424	15,120,202
F5 Networks, Inc. *	23,200	2,175,696
FEI Co.	12,500	905,625
FLIR Systems, Inc.	38,200	1,116,968
Harris Corp.	38,807	3,375,045
Hewlett Packard Enterprise Co.	568,768	7,826,248
HP, Inc.	568,768	5,522,737
Ingram Micro, Inc., Class A	53,851	1,518,598
IPG Photonics Corp. *	9,400	759,802
Jabil Circuit, Inc.	62,300	1,240,393
Juniper Networks, Inc.	110,994	2,619,458
Keysight Technologies, Inc. *	54,100	1,265,940
Motorola Solutions, Inc.	49,912	3,332,624
National Instruments Corp.	31,200	889,200
NCR Corp. *	53,544	1,142,629
NetApp, Inc.	88,200	1,934,226
Palo Alto Networks, Inc. *	22,300	3,333,627
QUALCOMM, Inc.	468,978	21,263,463
SanDisk Corp.	64,958	4,592,531
Seagate Technology plc	92,137	2,676,580
TE Connectivity Ltd.	119,000	6,802,040
Trimble Navigation Ltd. *	84,000	1,620,360
Security	Number of Shares	Value ($)
VeriFone Systems, Inc. *	35,800	837,362
Western Digital Corp.	71,412	3,426,348
Zebra Technologies Corp., Class A *	16,700	1,008,680
		326,433,905
Telecommunication Services 2.5%
AT&T, Inc.	1,926,241	69,460,251
CenturyLink, Inc.	168,111	4,273,382
Frontier Communications Corp.	338,406	1,539,747
Level 3 Communications, Inc. *	91,920	4,486,615
SBA Communications Corp., Class A *	41,300	4,100,264
Sprint Corp. *(b)	278,164	840,055
T-Mobile US, Inc. *	82,500	3,312,375
Verizon Communications, Inc.	1,272,057	63,564,688
Windstream Holdings, Inc. (b)	33,024	190,549
		151,767,926
Transportation 2.0%
Alaska Air Group, Inc.	38,800	2,731,520
AMERCO	2,000	733,300
American Airlines Group, Inc.	199,500	7,778,505
Avis Budget Group, Inc. *	34,800	914,196
C.H. Robinson Worldwide, Inc.	43,348	2,807,650
CSX Corp.	307,626	7,081,550
Delta Air Lines, Inc.	244,400	10,824,476
Expeditors International of Washington, Inc.	59,698	2,693,574
FedEx Corp.	81,728	10,860,017
Genesee & Wyoming, Inc., Class A *	14,700	728,826
Hertz Global Holdings, Inc. *	125,000	1,135,000
JB Hunt Transport Services, Inc.	30,591	2,223,966
JetBlue Airways Corp. *	99,400	2,118,214
Kansas City Southern	33,100	2,346,128
Kirby Corp. *	18,900	957,285
Norfolk Southern Corp.	93,086	6,562,563
Old Dominion Freight Line, Inc. *	19,400	1,063,702
Ryder System, Inc.	16,964	901,976
Southwest Airlines Co.	201,388	7,576,216
Spirit Airlines, Inc. *	23,400	978,120
Swift Transportation Co. *	23,800	388,178
Union Pacific Corp.	267,124	19,232,928
United Continental Holdings, Inc. *	114,782	5,541,675
United Parcel Service, Inc., Class B	216,935	20,218,342
		118,397,907
Utilities 3.4%
AES Corp.	224,702	2,134,669
AGL Resources, Inc.	38,087	2,420,810
Alliant Energy Corp.	37,400	2,443,716
Ameren Corp.	78,585	3,530,038
American Electric Power Co., Inc.	153,071	9,332,739
American Water Works Co., Inc.	59,700	3,875,127
Aqua America, Inc.	58,917	1,857,653
Atmos Energy Corp.	30,718	2,126,300
Calpine Corp. *	112,000	1,714,720
CenterPoint Energy, Inc.	133,911	2,392,990
Cleco Corp.	18,800	999,032
CMS Energy Corp.	85,733	3,333,299
Consolidated Edison, Inc.	89,906	6,238,577

    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dominion Resources, Inc.	186,908	13,489,150
DTE Energy Co.	55,897	4,751,804
Duke Energy Corp.	220,995	16,640,923
Dynegy, Inc. *	33,000	390,720
Edison International	99,454	6,146,257
Entergy Corp.	57,362	4,048,610
Eversource Energy	101,312	5,450,586
Exelon Corp.	264,319	7,815,913
FirstEnergy Corp.	136,391	4,509,086
Great Plains Energy, Inc.	52,000	1,449,760
Hawaiian Electric Industries, Inc.	32,000	957,440
IDACORP, Inc.	12,700	883,793
ITC Holdings Corp.	52,200	2,082,780
MDU Resources Group, Inc.	64,217	1,083,983
National Fuel Gas Co.	28,047	1,271,370
NextEra Energy, Inc.	142,308	15,897,227
NiSource, Inc.	95,880	2,014,439
NRG Energy, Inc.	108,030	1,149,439
NRG Yield, Inc., Class A	10,200	126,480
NRG Yield, Inc., Class C	10,200	135,048
OGE Energy Corp.	66,760	1,751,115
Pepco Holdings, Inc.	76,274	2,034,990
PG&E Corp.	149,337	8,200,095
Piedmont Natural Gas Co., Inc.	25,300	1,498,772
Pinnacle West Capital Corp.	37,087	2,459,239
PPL Corp.	211,761	7,424,341
Public Service Enterprise Group, Inc.	156,372	6,458,164
Questar Corp.	60,420	1,231,964
SCANA Corp.	44,531	2,803,226
Sempra Energy	73,678	6,980,990
TECO Energy, Inc.	73,617	1,996,493
The Southern Co.	278,918	13,644,669
UGI Corp.	58,872	2,001,648
Vectren Corp.	22,800	953,952
WEC Energy Group, Inc.	101,777	5,621,144
Westar Energy, Inc.	39,800	1,733,688
Xcel Energy, Inc.	160,409	6,130,832
		205,619,800
Total Common Stock
(Cost $2,045,197,379)		5,967,192,428
Security	Number of Shares	Value ($)
Other Investment Companies 1.3% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (c)	35,409,960	35,409,960
Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	43,664,325	43,664,325
Total Other Investment Companies
(Cost $79,074,285)		79,074,285

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,129,211,689 and the unrealized appreciation and depreciation were $4,041,071,875 and ($124,016,851), respectively, with a net unrealized appreciation of $3,917,055,024.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $43,338,379.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	570	55,007,850	(1,954,378)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,967,192,428	$—	$—	$5,967,192,428
Other Investment Companies[1]	79,074,285	—	—	79,074,285
Total	$6,046,266,713	$—	$—	$6,046,266,713
10

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($1,954,378)	$—	$—	($1,954,378)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    11

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,094,768,491	2,383,930,317
0.0%	Rights	462,876	430,859
0.0%	Warrants	—	—
4.7%	Other Investment Company	111,782,790	111,782,790
2.3%	Short-Term Investments	56,287,637	56,287,637
106.2%	Total Investments	2,263,301,794	2,552,431,603
(6.2%)	Other Assets and Liabilities, Net		(149,598,637)
100.0%	Net Assets		2,402,832,966

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	122,100	1,565,322
Cooper Tire & Rubber Co.	91,299	3,328,761
Cooper-Standard Holding, Inc. *	21,800	1,509,868
Dana Holding Corp.	235,129	2,795,684
Dorman Products, Inc. *	42,800	1,853,240
Drew Industries, Inc.	37,000	2,123,800
Federal-Mogul Holdings Corp. *	44,553	212,518
Fox Factory Holding Corp. *	22,700	335,733
Gentherm, Inc. *	55,300	2,212,553
Horizon Global Corp. *	26,800	255,940
Metaldyne Performance Group, Inc.	19,300	228,705
Modine Manufacturing Co. *	73,100	469,302
Motorcar Parts of America, Inc. *	29,700	1,020,789
Standard Motor Products, Inc.	32,000	1,193,920
Stoneridge, Inc. *	42,600	481,806
Strattec Security Corp.	5,100	244,647
Superior Industries International, Inc.	37,500	690,375
Tenneco, Inc. *	90,828	3,470,538
Tower International, Inc.	30,200	695,204
Winnebago Industries, Inc.	43,600	767,796
		25,456,501
Banks 11.4%
1st Source Corp.	26,203	791,855
Access National Corp.	8,038	151,195
Allegiance Bancshares, Inc. *	6,000	111,300
American National Bankshares, Inc.	10,700	267,500
Ameris Bancorp	51,900	1,501,467
Security	Number of Shares	Value ($)
Ames National Corp.	15,500	387,190
Anchor BanCorp Wisconsin, Inc. *	12,400	529,232
Arrow Financial Corp.	19,218	528,879
Astoria Financial Corp.	138,600	2,097,018
Banc of California, Inc.	53,700	810,870
BancFirst Corp.	12,316	688,957
Banco Latinoamericano de Exportaciones, S.A., Class E	49,357	1,151,005
BancorpSouth, Inc.	149,700	3,125,736
Bank Mutual Corp.	71,800	565,784
Bank of Marin Bancorp	9,100	491,218
Bank of the Ozarks, Inc.	121,359	5,381,058
BankFinancial Corp.	28,200	346,014
Banner Corp.	31,757	1,317,915
Bar Harbor Bankshares	8,070	280,029
BBCN Bancorp, Inc.	122,500	1,862,000
BBX Capital Corp., Class A *	2,100	28,161
Bear State Financial, Inc. *(b)	18,000	159,300
Beneficial Bancorp, Inc. *	133,711	1,731,557
Berkshire Hills Bancorp, Inc.	48,100	1,336,218
Blue Hills Bancorp, Inc.	43,900	645,330
BNC Bancorp	46,587	1,081,750
BofI Holding, Inc. *(b)	95,880	1,645,301
Boston Private Financial Holdings, Inc.	127,100	1,315,485
Bridge Bancorp, Inc.	25,400	739,394
Brookline Bancorp, Inc.	105,522	1,177,626
Bryn Mawr Bank Corp.	27,200	713,456
BSB Bancorp, Inc. *	8,867	195,961
C1 Financial, Inc. *	6,700	160,130
Camden National Corp.	10,300	432,291
Capital Bank Financial Corp., Class A	35,300	1,074,885
Capital City Bank Group, Inc.	15,300	216,495
Capitol Federal Financial, Inc.	223,757	2,745,498
Cardinal Financial Corp.	48,200	919,174
Cascade Bancorp *	55,003	297,016
Cathay General Bancorp	125,626	3,517,528
CenterState Banks, Inc.	70,500	1,000,395
Central Pacific Financial Corp.	37,400	783,530
Century Bancorp, Inc., Class A	4,700	190,350
Charter Financial Corp.	24,859	334,105
Chemical Financial Corp.	50,631	1,613,104
Citizens & Northern Corp.	20,300	409,045
City Holding Co.	24,800	1,102,608
Clifton Bancorp, Inc.	38,861	560,764
CNB Financial Corp.	20,700	376,533
CoBiz Financial, Inc.	60,600	665,994
Columbia Banking System, Inc.	91,500	2,711,145
Community Bank System, Inc.	71,822	2,703,380
Community Trust Bancorp, Inc.	25,180	877,271
CommunityOne Bancorp *	23,300	306,628
ConnectOne Bancorp, Inc.	46,340	770,634
CU Bancorp *	25,400	580,390
Customers Bancorp, Inc. *	41,850	1,050,435
CVB Financial Corp.	162,619	2,489,697

    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dime Community Bancshares, Inc.	50,600	869,814
Eagle Bancorp, Inc. *	45,780	2,162,647
Enterprise Bancorp, Inc.	13,914	329,623
Enterprise Financial Services Corp.	32,400	919,836
Equity Bancshares, Inc., Class A *	5,500	121,000
Essent Group Ltd. *	84,600	1,520,262
EverBank Financial Corp.	154,900	2,179,443
F.N.B. Corp.	275,337	3,317,811
Farmers Capital Bank Corp. *	13,815	372,867
FCB Financial Holdings, Inc., Class A *	43,569	1,464,790
Federal Agricultural Mortgage Corp., Class C	15,800	515,238
Fidelity Southern Corp.	28,448	449,478
Financial Institutions, Inc.	22,900	628,605
First Bancorp (North Carolina)	31,600	592,500
First BanCorp (Puerto Rico) *	187,700	488,020
First Bancorp, Inc.	18,296	349,637
First Busey Corp.	40,900	753,787
First Business Financial Services, Inc.	11,600	266,336
First Citizens BancShares, Inc., Class A	12,041	2,962,808
First Commonwealth Financial Corp.	144,929	1,265,230
First Community Bancshares, Inc.	24,600	456,330
First Connecticut Bancorp, Inc.	23,900	388,853
First Defiance Financial Corp.	16,200	630,666
First Financial Bancorp	98,289	1,572,624
First Financial Bankshares, Inc. (b)	103,062	2,691,979
First Financial Corp.	17,700	584,985
First Interstate BancSystem, Inc., Class A	28,833	777,049
First Merchants Corp.	60,900	1,392,174
First Midwest Bancorp, Inc.	121,763	2,122,329
First NBC Bank Holding Co. *	21,900	687,441
FirstMerit Corp.	258,432	5,008,412
Flagstar Bancorp, Inc. *	33,700	628,505
Flushing Financial Corp.	47,500	1,045,000
Fox Chase Bancorp, Inc.	19,500	381,615
Franklin Financial Network, Inc. *	8,564	238,250
Fulton Financial Corp.	280,549	3,605,055
German American Bancorp, Inc.	20,700	658,674
Glacier Bancorp, Inc.	119,511	2,819,264
Great Southern Bancorp, Inc.	16,300	646,621
Great Western Bancorp, Inc.	64,217	1,677,348
Green Bancorp, Inc. *	29,200	214,912
Guaranty Bancorp	20,920	329,699
Hampton Roads Bankshares, Inc. *	74,100	134,121
Hancock Holding Co.	123,726	2,964,475
Hanmi Financial Corp.	51,600	1,119,720
Heartland Financial USA, Inc.	28,000	838,600
Heritage Commerce Corp.	39,500	387,495
Heritage Financial Corp.	45,545	824,820
Heritage Oaks Bancorp	27,600	212,520
Hilltop Holdings, Inc. *	122,313	1,953,339
Hingham Institution for Savings	2,496	307,033
Home BancShares, Inc.	88,880	3,440,545
HomeStreet, Inc. *	34,122	698,819
HomeTrust Bancshares, Inc. *	29,400	543,900
Horizon Bancorp	19,900	510,833
IBERIABANK Corp.	58,675	2,807,599
Security	Number of Shares	Value ($)
Impac Mortgage Holdings, Inc. *(b)	12,642	166,874
Independent Bank Corp., Massachusetts	39,800	1,819,258
Independent Bank Corp., Michigan	33,600	508,704
Independent Bank Group, Inc.	13,400	400,794
International Bancshares Corp.	87,460	2,028,197
Investors Bancorp, Inc.	548,652	6,413,742
Kearny Financial Corp.	144,832	1,751,019
Lakeland Bancorp, Inc.	53,497	599,701
Lakeland Financial Corp.	26,000	1,138,540
LegacyTexas Financial Group, Inc.	71,900	1,404,207
LendingTree, Inc. *	10,000	736,900
Live Oak Bancshares, Inc. (b)	9,100	129,584
MainSource Financial Group, Inc.	33,544	744,006
MB Financial, Inc.	117,087	3,643,747
Mercantile Bank Corp.	25,300	565,455
Merchants Bancshares, Inc.	9,946	289,528
Meridian Bancorp, Inc.	83,844	1,178,008
Meta Financial Group, Inc.	11,200	485,632
Metro Bancorp, Inc.	18,369	523,884
MGIC Investment Corp. *	537,745	3,559,872
MidWestOne Financial Group, Inc.	11,300	318,095
National Bank Holdings Corp., Class A	47,100	927,399
National Bankshares, Inc. (b)	9,300	321,687
National Commerce Corp. *(b)	10,932	251,436
National Penn Bancshares, Inc.	219,678	2,504,329
Nationstar Mortgage Holdings, Inc. *(b)	67,397	680,710
NBT Bancorp, Inc.	66,723	1,728,126
NewBridge Bancorp	60,300	682,596
NMI Holdings, Inc., Class A *	74,100	389,025
Northfield Bancorp, Inc.	78,586	1,216,511
Northwest Bancshares, Inc.	160,109	2,012,570
OceanFirst Financial Corp.	19,600	347,312
Ocwen Financial Corp. *	179,509	971,144
OFG Bancorp	64,500	362,490
Old National Bancorp	182,683	2,250,655
Old Second Bancorp, Inc. *	41,624	295,947
Opus Bank	15,142	499,535
Oritani Financial Corp.	67,950	1,136,124
Pacific Continental Corp.	32,400	522,936
Pacific Premier Bancorp, Inc. *	32,300	663,119
Park National Corp.	20,653	1,819,736
Park Sterling Corp.	71,600	524,112
Peapack-Gladstone Financial Corp.	22,400	482,944
Penns Woods Bancorp, Inc.	7,100	279,314
PennyMac Financial Services, Inc., Class A *	18,200	216,762
People's Utah Bancorp	6,800	105,128
Peoples Bancorp, Inc.	28,000	480,480
Peoples Financial Services Corp. (b)	11,100	410,700
PHH Corp. *	74,363	913,178
Pinnacle Financial Partners, Inc.	56,832	2,833,075
Preferred Bank	19,800	643,500
PrivateBancorp, Inc.	122,676	4,616,298
Prosperity Bancshares, Inc.	108,695	4,608,668
Provident Financial Services, Inc.	102,451	2,012,138
QCR Holdings, Inc.	17,862	410,112
Radian Group, Inc.	298,640	3,004,318
Renasant Corp.	64,366	2,043,620

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	16,100	430,031
S&T Bancorp, Inc.	52,581	1,420,213
Sandy Spring Bancorp, Inc.	37,500	997,500
Seacoast Banking Corp of Florida *	35,220	521,960
ServisFirst Bancshares, Inc.	33,640	1,347,955
Sierra Bancorp	15,900	289,380
Simmons First National Corp., Class A	46,784	2,072,999
South State Corp.	37,563	2,511,087
Southside Bancshares, Inc.	42,432	955,993
Southwest Bancorp, Inc.	32,600	545,724
State Bank Financial Corp.	56,700	1,092,042
Sterling Bancorp	188,405	2,959,843
Stock Yards Bancorp, Inc.	23,620	923,070
Stonegate Bank	18,600	589,062
Stonegate Mortgage Corp. *(b)	21,000	86,940
Suffolk Bancorp	19,300	540,207
Sun Bancorp, Inc. *	17,780	373,024
Talmer Bancorp, Inc., Class A	75,499	1,212,514
Territorial Bancorp, Inc.	12,200	325,130
Texas Capital Bancshares, Inc. *	72,400	2,584,680
The Bancorp, Inc. *	52,100	234,450
The First of Long Island Corp.	19,500	566,085
Tompkins Financial Corp.	23,042	1,290,813
Towne Bank	70,799	1,350,137
TriCo Bancshares	34,700	885,197
TriState Capital Holdings, Inc. *	32,400	385,560
Triumph Bancorp, Inc. *	22,100	312,273
TrustCo Bank Corp.	147,155	809,353
Trustmark Corp.	105,477	2,282,522
UMB Financial Corp.	62,000	2,907,800
Umpqua Holdings Corp.	347,488	5,031,626
Union Bankshares Corp.	69,268	1,591,086
United Bankshares, Inc.	111,248	3,735,708
United Community Banks, Inc.	86,200	1,556,772
United Community Financial Corp.	71,100	435,843
United Financial Bancorp, Inc.	79,107	893,909
Univest Corp. of Pennsylvania	31,400	617,952
Valley National Bancorp	367,270	3,231,976
Walker & Dunlop, Inc. *	42,145	1,009,794
Walter Investment Management Corp. *(b)	57,403	567,716
Washington Federal, Inc.	147,601	3,151,281
Washington Trust Bancorp, Inc.	24,100	950,986
Waterstone Financial, Inc.	45,557	630,964
Webster Financial Corp.	142,827	4,737,572
WesBanco, Inc.	61,458	1,783,511
West Bancorp, Inc.	20,800	374,400
Westamerica Bancorp (b)	38,600	1,685,662
Western Alliance Bancorp *	134,524	4,382,792
Wilshire Bancorp, Inc.	107,000	1,133,130
Wintrust Financial Corp.	73,666	3,100,602
WSFS Financial Corp.	46,100	1,339,666
Yadkin Financial Corp.	38,062	884,561
		275,080,656
Capital Goods 7.2%
AAON, Inc.	66,687	1,435,771
AAR Corp.	56,620	1,189,586
Accuride Corp. *	65,000	54,665
Actuant Corp., Class A	91,423	2,128,327
Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	53,315	1,203,853
Aegion Corp. *	54,400	980,832
Aerojet Rocketdyne Holdings, Inc. *	99,400	1,635,130
Aerovironment, Inc. *	30,400	775,504
Aircastle Ltd.	94,800	1,627,716
Alamo Group, Inc.	15,800	837,874
Albany International Corp., Class A	46,100	1,563,712
Allied Motion Technologies, Inc.	7,974	155,812
Altra Industrial Motion Corp.	38,400	862,464
Ameresco, Inc., Class A *	27,700	150,965
American Railcar Industries, Inc. (b)	14,631	664,247
American Science & Engineering, Inc.	12,200	437,858
American Woodmark Corp. *	20,600	1,421,400
Apogee Enterprises, Inc.	46,500	1,849,770
Applied Industrial Technologies, Inc.	62,010	2,383,664
Argan, Inc.	19,900	599,388
Astec Industries, Inc.	30,895	1,152,384
Astronics Corp. *	34,992	1,128,142
AZZ, Inc.	41,200	2,120,976
Barnes Group, Inc.	86,940	2,826,419
Beacon Roofing Supply, Inc. *	76,282	3,089,421
Blount International, Inc. *	76,862	714,817
Blue Bird Corp. *(b)	7,000	68,600
BMC Stock Holdings, Inc. *	58,600	842,082
Briggs & Stratton Corp.	69,593	1,368,198
Builders FirstSource, Inc. *	81,700	656,051
CAI International, Inc. *	24,500	153,125
Chart Industries, Inc. *	45,102	731,103
CIRCOR International, Inc.	26,300	933,387
CLARCOR, Inc.	79,465	3,723,730
Columbus McKinnon Corp.	30,600	437,580
Comfort Systems USA, Inc.	57,000	1,615,380
Commercial Vehicle Group, Inc. *	44,170	136,927
Continental Building Products, Inc. *	48,944	731,223
Cubic Corp.	33,215	1,327,271
Curtiss-Wright Corp.	74,540	5,143,260
DigitalGlobe, Inc. *	109,427	1,433,494
Douglas Dynamics, Inc.	37,300	740,778
Ducommun, Inc. *	15,100	223,480
DXP Enterprises, Inc. *	18,300	286,944
Dycom Industries, Inc. *	53,557	3,548,687
EMCOR Group, Inc.	97,697	4,464,753
Encore Wire Corp.	32,995	1,227,744
EnerSys	69,874	3,383,998
Engility Holdings, Inc.	28,234	381,441
Enphase Energy, Inc. *(b)	52,097	126,596
EnPro Industries, Inc.	34,800	1,547,556
ESCO Technologies, Inc.	41,169	1,417,449
Esterline Technologies Corp. *	46,942	3,694,805
Federal Signal Corp.	94,400	1,396,176
Franklin Electric Co., Inc.	75,936	2,071,534
FreightCar America, Inc.	17,700	337,185
FuelCell Energy, Inc. *(b)	29,083	155,012
Furmanite Corp. *	59,700	312,828
Generac Holdings, Inc. *	109,125	3,101,332
General Cable Corp.	81,576	956,071
Gibraltar Industries, Inc. *	46,000	977,040
Global Brass & Copper Holdings, Inc.	31,300	648,223
Graham Corp.	15,200	262,960

    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Granite Construction, Inc.	62,200	2,402,786
Great Lakes Dredge & Dock Corp. *	85,200	293,088
Griffon Corp.	48,800	740,784
H&E Equipment Services, Inc.	46,100	537,065
Harsco Corp.	118,500	763,140
HC2 Holdings, Inc. *	56,421	214,400
HEICO Corp.	30,405	1,693,559
HEICO Corp., Class A	62,197	2,885,941
Hillenbrand, Inc.	97,400	2,637,592
Hurco Cos., Inc.	8,600	232,200
Hyster-Yale Materials Handling, Inc.	15,554	807,875
Insteel Industries, Inc.	28,500	698,535
John Bean Technologies Corp.	45,033	2,062,962
Kadant, Inc.	16,500	640,365
Kaman Corp.	43,355	1,727,263
KLX, Inc. *	83,894	2,452,222
Kratos Defense & Security Solutions, Inc. *	62,600	199,694
L.B. Foster Co., Class A	14,500	167,185
Lawson Products, Inc. *	8,000	155,040
Lindsay Corp. (b)	18,166	1,277,796
LSI Industries, Inc.	34,500	398,130
Lydall, Inc. *	26,600	751,450
Masonite International Corp. *	47,300	2,625,623
MasTec, Inc. *	108,173	1,670,191
Meritor, Inc. *	141,038	963,290
Milacron Holdings Corp. *	24,000	306,000
Miller Industries, Inc.	15,800	339,542
Moog, Inc., Class A *	57,757	2,675,882
MRC Global, Inc. *	158,578	1,593,709
Mueller Industries, Inc.	91,069	2,317,706
Mueller Water Products, Inc., Class A	259,400	2,129,674
MYR Group, Inc. *	33,000	660,330
National Presto Industries, Inc.	7,100	561,539
Navistar International Corp. *	81,807	594,737
NCI Building Systems, Inc. *	41,200	427,656
Neff Corp., Class A *	22,700	116,451
NN, Inc.	39,117	474,098
Nortek, Inc. *	14,128	550,851
Northwest Pipe Co. *	15,513	148,459
NV5 Global, Inc. *	8,500	161,330
Omega Flex, Inc.	5,672	167,891
Orion Marine Group, Inc. *	36,200	130,682
Patrick Industries, Inc. *	21,400	747,930
PGT, Inc. *	81,400	797,720
Plug Power, Inc. *(b)	307,500	575,025
Ply Gem Holdings, Inc. *	32,400	323,028
Powell Industries, Inc.	13,000	325,520
Power Solutions International, Inc. *(b)	6,600	78,870
PowerSecure International, Inc. *	31,100	341,478
Preformed Line Products Co.	3,300	124,806
Primoris Services Corp.	62,900	1,282,531
Proto Labs, Inc. *	35,300	1,941,147
Quanex Building Products Corp.	53,204	984,806
Raven Industries, Inc.	63,000	945,630
RBC Bearings, Inc. *	37,400	2,218,942
Rexnord Corp. *	162,850	2,665,855
Rush Enterprises, Inc., Class A *	58,887	1,124,742
Simpson Manufacturing Co., Inc.	64,094	2,091,387
Security	Number of Shares	Value ($)
Sparton Corp. *	14,600	250,244
Standex International Corp.	19,900	1,437,178
Sun Hydraulics Corp.	37,350	950,931
Sunrun, Inc. *(b)	30,400	289,408
TAL International Group, Inc. *	50,300	567,384
TASER International, Inc. *	82,500	1,269,675
Teledyne Technologies, Inc. *	55,426	4,503,362
Tennant Co.	28,576	1,546,247
Textainer Group Holdings Ltd. (b)	36,731	391,185
The ExOne Co. *	14,600	111,252
The Gorman-Rupp Co.	29,031	737,968
The Greenbrier Cos., Inc. (b)	40,601	1,049,942
The KEYW Holding Corp. *(b)	46,700	219,490
Thermon Group Holdings, Inc. *	46,800	787,176
Titan International, Inc.	64,600	193,800
Titan Machinery, Inc. *	23,200	196,968
Trex Co., Inc. *	50,578	1,899,710
TriMas Corp. *	73,700	1,274,273
Tutor Perini Corp. *	64,030	845,836
Twin Disc, Inc.	11,300	129,272
Univar, Inc. *	61,700	784,207
Universal Forest Products, Inc.	32,062	2,208,751
Vectrus, Inc. *	13,547	267,689
Veritiv Corp. *	13,476	415,735
Vicor Corp. *	26,200	220,080
Wabash National Corp. *	110,200	1,218,812
Watts Water Technologies, Inc., Class A	45,011	2,217,692
Woodward, Inc.	102,958	4,755,630
Xerium Technologies, Inc. *	15,600	140,088
		173,358,815
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	86,509	2,597,865
Acacia Research Corp.	72,500	271,150
ACCO Brands Corp. *	170,185	1,033,023
ARC Document Solutions, Inc. *	64,500	238,005
Barrett Business Services, Inc.	10,200	399,534
Brady Corp., Class A	73,029	1,638,771
Casella Waste Systems, Inc., Class A *	57,800	343,910
CBIZ, Inc. *	76,500	772,650
CDI Corp.	19,400	99,716
CEB, Inc.	52,253	3,081,882
CECO Environmental Corp.	50,352	392,746
Civeo Corp. *	137,900	148,932
CRA International, Inc. *	14,500	270,135
Deluxe Corp.	78,472	4,386,585
Ennis, Inc.	38,200	762,854
Essendant, Inc.	61,834	1,846,363
Exponent, Inc.	40,800	2,093,448
Franklin Covey Co. *	17,900	317,009
FTI Consulting, Inc. *	64,200	2,175,738
G&K Services, Inc., Class A	31,730	2,042,777
GP Strategies Corp. *	20,376	492,896
Healthcare Services Group, Inc.	112,452	3,977,427
Heidrick & Struggles International, Inc.	29,800	785,528
Heritage-Crystal Clean, Inc. *	16,900	161,226
Herman Miller, Inc.	93,600	2,398,032
Hill International, Inc. *	75,500	255,190

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HNI Corp.	69,189	2,353,810
Huron Consulting Group, Inc. *	36,900	2,070,459
ICF International, Inc. *	31,800	1,087,878
InnerWorkings, Inc. *	66,500	469,490
Insperity, Inc.	30,726	1,380,519
Interface, Inc.	104,500	1,765,005
Kelly Services, Inc., Class A	47,323	784,615
Kforce, Inc.	39,800	887,540
Kimball International, Inc., Class B	58,299	562,002
Knoll, Inc.	73,803	1,354,285
Korn/Ferry International	78,161	2,408,141
Matthews International Corp., Class A	52,459	2,618,229
McGrath RentCorp	40,535	989,459
Mistras Group, Inc. *	26,414	596,692
Mobile Mini, Inc.	73,168	1,896,515
MSA Safety, Inc.	44,989	1,925,529
Multi-Color Corp.	20,400	1,285,812
Navigant Consulting, Inc. *	72,548	1,145,533
NL Industries, Inc. *	8,900	18,512
On Assignment, Inc. *	79,539	3,074,182
Pendrell Corp. *	230,900	124,663
Quad Graphics, Inc.	41,700	420,336
Resources Connection, Inc.	61,350	926,999
RPX Corp. *	88,100	1,020,198
SP Plus Corp. *	26,500	594,925
Steelcase, Inc., Class A	126,942	1,619,780
Team, Inc. *	33,778	810,672
Tetra Tech, Inc.	96,061	2,544,656
The Advisory Board Co. *	65,638	3,004,251
The Brink's Co.	76,400	2,246,160
TRC Cos., Inc. *	27,863	246,030
TriNet Group, Inc. *	66,046	977,481
TrueBlue, Inc. *	66,476	1,518,312
UniFirst Corp.	23,406	2,464,652
US Ecology, Inc.	34,000	1,154,980
Viad Corp.	30,396	895,770
Volt Information Sciences, Inc. *	9,482	72,727
VSE Corp.	7,400	444,000
WageWorks, Inc. *	57,100	2,554,654
West Corp.	80,258	1,453,472
		86,752,317
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	231,428
Bassett Furniture Industries, Inc.	18,809	562,577
Beazer Homes USA, Inc. *	47,640	407,322
Black Diamond, Inc. *	36,700	166,618
CalAtlantic Group, Inc.	120,206	3,905,493
Callaway Golf Co.	122,269	1,064,963
Cavco Industries, Inc. *	14,500	1,215,970
Century Communities, Inc. *	28,152	416,368
Cherokee, Inc. *	10,804	176,969
Columbia Sportswear Co.	45,200	2,494,136
Crocs, Inc. *	124,800	1,149,408
CSS Industries, Inc.	13,400	375,334
Culp, Inc.	16,000	405,120
Deckers Outdoor Corp. *	52,071	2,575,432
Escalade, Inc.	14,500	175,450
Ethan Allen Interiors, Inc.	38,179	1,019,379
Flexsteel Industries, Inc.	10,100	440,562
Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	62,710	3,095,366
Green Brick Partners, Inc. *	35,040	206,035
Helen of Troy Ltd. *	44,383	3,966,509
Hooker Furniture Corp.	18,434	529,240
Hovnanian Enterprises, Inc., Class A *(b)	161,300	248,402
Iconix Brand Group, Inc. *(b)	70,800	470,112
Installed Building Products, Inc. *	30,971	645,126
iRobot Corp. *	47,745	1,619,988
JAKKS Pacific, Inc. *(b)	36,400	271,180
Johnson Outdoors, Inc., Class A	8,500	182,750
KB Home (b)	125,700	1,365,102
La-Z-Boy, Inc.	78,200	1,676,608
LGI Homes, Inc. *(b)	21,000	461,160
Libbey, Inc.	34,479	551,664
Lifetime Brands, Inc.	12,400	148,552
M.D.C. Holdings, Inc.	63,593	1,383,784
M/I Homes, Inc. *	41,000	734,720
Malibu Boats, Inc., Class A *	25,461	332,775
Marine Products Corp.	13,700	106,860
MCBC Holdings, Inc. *	15,200	191,824
Meritage Homes Corp. *	64,285	2,122,048
Movado Group, Inc.	27,200	699,040
NACCO Industries, Inc., Class A	7,777	370,107
Nautilus, Inc. *	50,200	977,896
Oxford Industries, Inc.	22,296	1,557,599
Performance Sports Group Ltd. *	68,769	491,698
Perry Ellis International, Inc. *	16,800	319,368
Sequential Brands Group, Inc. *	60,752	391,243
Skullcandy, Inc. *	36,100	114,798
Smith & Wesson Holding Corp. *	86,600	1,867,096
Steven Madden Ltd. *	88,876	2,869,806
Sturm, Ruger & Co., Inc.	29,200	1,718,420
Superior Uniform Group, Inc.	9,527	169,866
Taylor Morrison Home Corp., Class A *	50,000	602,500
The New Home Co., Inc. *	16,049	162,576
TRI Pointe Group, Inc. *	252,200	2,658,188
Tumi Holdings, Inc. *	89,300	1,543,997
Unifi, Inc. *	21,300	508,431
Universal Electronics, Inc. *	22,200	1,113,330
Vera Bradley, Inc. *	31,500	465,570
Vince Holding Corp. *	16,700	86,339
WCI Communities, Inc. *	23,200	485,808
William Lyon Homes, Class A *	32,000	347,520
Wolverine World Wide, Inc.	163,747	2,768,962
ZAGG, Inc. *	39,621	365,306
		59,747,798
Consumer Services 4.5%
2U, Inc. *	41,458	837,037
American Public Education, Inc. *	25,200	397,656
Apollo Education Group, Inc. *	145,126	1,152,300
Ascent Capital Group, Inc., Class A *	19,700	224,383
Belmond Ltd., Class A *	157,900	1,335,834
Biglari Holdings, Inc. *	2,710	1,024,868
BJ's Restaurants, Inc. *	33,000	1,415,370
Bloomin' Brands, Inc.	196,413	3,468,654
Bob Evans Farms, Inc.	33,546	1,373,373
Bojangles', Inc. *	9,950	144,474

    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Boyd Gaming Corp. *	123,500	2,199,535
Bravo Brio Restaurant Group, Inc. *	28,900	248,829
Bridgepoint Education, Inc. *	36,200	242,540
Bright Horizons Family Solutions, Inc. *	58,721	4,120,453
Buffalo Wild Wings, Inc. *	29,879	4,550,572
Caesars Acquisition Co., Class A *	67,100	402,600
Caesars Entertainment Corp. *(b)	87,400	605,682
Cambium Learning Group, Inc. *	18,000	81,000
Capella Education Co.	18,500	812,335
Career Education Corp. *	132,700	382,176
Carriage Services, Inc.	21,800	483,742
Carrols Restaurant Group, Inc. *	51,700	690,712
Chegg, Inc. *(b)	125,300	726,740
Churchill Downs, Inc.	20,214	2,792,362
Chuy's Holdings, Inc. *	27,200	929,968
ClubCorp Holdings, Inc.	69,311	829,653
Collectors Universe, Inc.	10,100	154,025
Cracker Barrel Old Country Store, Inc. (b)	29,616	3,886,508
Dave & Buster's Entertainment, Inc. *	34,468	1,250,154
Del Frisco's Restaurant Group, Inc. *	34,700	549,648
Denny's Corp. *	132,500	1,241,525
DeVry Education Group, Inc.	101,084	2,011,572
Diamond Resorts International, Inc. *	65,798	1,211,999
DineEquity, Inc.	26,297	2,233,141
El Pollo Loco Holdings, Inc. *(b)	18,900	229,068
Eldorado Resorts, Inc. *	38,509	397,413
Empire Resorts, Inc. *(b)	4,421	64,591
Fiesta Restaurant Group, Inc. *	42,500	1,547,000
Fogo De Chao, Inc. *(b)	4,700	66,928
Grand Canyon Education, Inc. *	72,675	2,736,214
Houghton Mifflin Harcourt Co. *	211,194	3,767,701
International Speedway Corp., Class A	43,500	1,485,090
Interval Leisure Group, Inc.	60,600	713,868
Intrawest Resorts Holdings, Inc. *	31,900	268,279
Isle of Capri Casinos, Inc. *	37,100	469,686
J Alexander's Holdings, Inc. *	21,043	198,435
Jack in the Box, Inc.	54,308	4,216,473
Jamba, Inc. *(b)	20,260	262,164
K12, Inc. *	49,849	458,112
Kona Grill, Inc. *	17,119	278,355
Krispy Kreme Doughnuts, Inc. *	105,000	1,539,300
La Quinta Holdings, Inc. *	142,702	1,618,241
Liberty Tax, Inc. (b)	11,700	250,965
LifeLock, Inc. *	150,167	1,799,001
Marriott Vacations Worldwide Corp.	41,485	2,048,944
Monarch Casino & Resort, Inc. *	17,800	368,460
Morgans Hotel Group Co. *	38,000	64,220
Noodles & Co. *(b)	15,900	191,436
Papa John's International, Inc.	46,311	2,211,350
Papa Murphy's Holdings, Inc. *(b)	11,500	109,135
Penn National Gaming, Inc. *	126,000	1,780,380
Pinnacle Entertainment, Inc. *	95,047	2,902,735
Planet Fitness, Inc., Class A *	28,200	402,978
Popeyes Louisiana Kitchen, Inc. *	35,700	2,200,191
Potbelly Corp. *	34,100	364,870
Red Robin Gourmet Burgers, Inc. *	21,700	1,339,758
Security	Number of Shares	Value ($)
Regis Corp. *	58,100	868,014
Ruby Tuesday, Inc. *	87,200	475,240
Ruth's Hospitality Group, Inc.	56,600	919,750
Scientific Games Corp., Class A *(b)	77,100	456,432
SeaWorld Entertainment, Inc.	103,823	1,978,866
Shake Shack, Inc., Class A *	9,400	325,052
Sonic Corp.	77,501	2,276,979
Sotheby's	99,000	2,325,510
Speedway Motorsports, Inc.	15,784	297,844
Strayer Education, Inc. *	16,400	875,596
Texas Roadhouse, Inc.	109,296	4,025,372
The Cheesecake Factory, Inc.	75,067	3,625,736
The Habit Restaurants, Inc., Class A *(b)	16,111	330,759
The Marcus Corp.	27,300	517,062
Universal Technical Institute, Inc.	43,900	168,137
Vail Resorts, Inc.	56,771	7,096,375
Weight Watchers International, Inc. *(b)	40,600	515,214
Wingstop, Inc. *	12,800	310,528
Zoe's Kitchen, Inc. *(b)	30,502	847,346
		108,598,573
Diversified Financials 2.1%
Arlington Asset Investment Corp., Class A	33,300	369,630
Ashford, Inc. *	2,160	114,696
Associated Capital Group, Inc., Class A *	9,700	262,676
BGC Partners, Inc., Class A	291,100	2,663,565
Calamos Asset Management, Inc., Class A	24,400	233,996
Cash America International, Inc.	41,570	1,244,606
Cohen & Steers, Inc.	33,328	1,007,172
Cowen Group, Inc., Class A *	169,300	484,198
Diamond Hill Investment Group, Inc.	4,700	794,535
Encore Capital Group, Inc. *(b)	43,000	985,560
Enova International, Inc. *	44,836	249,736
Evercore Partners, Inc., Class A	54,200	2,448,214
EZCORP, Inc., Class A *	77,400	235,296
Fifth Street Asset Management, Inc.	15,700	32,970
Financial Engines, Inc. (b)	78,900	2,127,933
First Cash Financial Services, Inc. *	45,141	1,602,505
FNFV Group *	121,836	1,142,822
Gain Capital Holdings, Inc.	50,700	352,872
GAMCO Investors, Inc., Class A	9,700	282,076
Green Dot Corp., Class A *	69,341	1,232,189
Greenhill & Co., Inc.	48,029	1,142,130
HFF, Inc., Class A *	58,900	1,682,773
Houlihan Lokey, Inc.	20,100	485,415
INTL FCStone, Inc. *	25,100	707,569
Investment Technology Group, Inc.	55,265	951,111
Janus Capital Group, Inc.	233,053	2,934,137
KCG Holdings, Inc., Class A *	53,181	543,510
Ladenburg Thalmann Financial Services, Inc. *	142,600	335,110
MarketAxess Holdings, Inc.	58,122	6,755,520
Marlin Business Services Corp.	11,600	181,772

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Medley Management, Inc., Class A (b)	14,400	88,272
Moelis & Co., Class A	25,024	636,610
Nelnet, Inc., Class A	36,500	1,185,155
NewStar Financial, Inc. *	36,500	279,590
OM Asset Management plc	34,200	386,802
On Deck Capital, Inc. *	18,400	145,728
Oppenheimer Holdings, Inc., Class A	13,800	211,554
PICO Holdings, Inc. *	39,800	349,444
Piper Jaffray Cos. *	23,529	799,986
PRA Group, Inc. *	76,481	2,275,310
Pzena Investment Management, Inc., Class A	13,700	105,490
Regional Management Corp. *	15,700	208,182
Resource America, Inc., Class A	16,500	71,940
Safeguard Scientifics, Inc. *	36,500	474,500
Stifel Financial Corp. *	107,310	3,590,593
The JG Wentworth Co., Class A *	14,200	19,880
Tiptree Financial, Inc., Class A	37,500	241,125
Virtu Financial, Inc., Class A	31,071	705,312
Virtus Investment Partners, Inc.	10,500	924,000
Westwood Holdings Group, Inc.	11,500	545,100
WisdomTree Investments, Inc.	174,900	2,098,800
World Acceptance Corp. *(b)	11,900	344,386
ZAIS Group Holdings, Inc. *	7,000	44,100
		49,318,153
Energy 2.5%
Abraxas Petroleum Corp. *	129,000	147,060
Adams Resources & Energy, Inc.	2,900	97,643
Alon USA Energy, Inc.	48,900	615,162
Approach Resources, Inc. *(b)	57,800	74,562
Archrock, Inc.	107,428	644,568
Ardmore Shipping Corp.	26,500	268,975
Atwood Oceanics, Inc. (b)	101,121	619,872
Basic Energy Services, Inc. *(b)	100,100	230,230
Bill Barrett Corp. *	75,298	278,603
Bonanza Creek Energy, Inc. *(b)	71,032	202,441
Bristow Group, Inc.	56,862	1,322,610
C&J Energy Services Ltd. *(b)	77,850	191,511
Callon Petroleum Co. *	129,100	884,335
CARBO Ceramics, Inc. (b)	29,300	484,915
Carrizo Oil & Gas, Inc. *	91,811	2,490,832
Clayton Williams Energy, Inc. *	8,600	147,748
Clean Energy Fuels Corp. *(b)	99,438	266,494
Cloud Peak Energy, Inc. *	92,300	138,450
Contango Oil & Gas Co. *	25,520	163,583
Delek US Holdings, Inc.	89,187	1,517,963
DHT Holdings, Inc.	156,000	901,680
Dorian LPG Ltd. *	42,703	451,798
Earthstone Energy, Inc. *(b)	4,000	49,080
Eclipse Resources Corp. *(b)	68,600	83,006
Energy Fuels, Inc. *	58,740	137,452
Energy XXI Ltd. (b)	127,806	110,821
Era Group, Inc. *	28,700	263,466
Erin Energy Corp. *(b)	18,000	47,700
Evolution Petroleum Corp.	30,500	142,130
EXCO Resources, Inc. *(b)	222,774	265,101
Exterran Corp. *	53,714	887,355
Security	Number of Shares	Value ($)
Fairmount Santrol Holdings, Inc. *(b)	90,253	221,120
Forum Energy Technologies, Inc. *	99,455	1,114,891
Frontline Ltd. (b)	374,819	817,105
GasLog Ltd. (b)	61,800	461,646
Gastar Exploration, Inc. *(b)	104,600	124,474
Gener8 Maritime, Inc. *	20,300	136,619
Geospace Technologies Corp. *	19,800	214,038
Green Plains, Inc.	62,000	1,174,900
Gulfmark Offshore, Inc., Class A *(b)	36,900	139,851
Halcon Resources Corp. *(b)	120,385	66,212
Hallador Energy Co. (b)	15,600	77,688
Helix Energy Solutions Group, Inc. *	161,307	650,067
Hornbeck Offshore Services, Inc. *	54,245	441,012
Independence Contract Drilling, Inc. *	18,200	73,710
ION Geophysical Corp. *	206,400	92,859
Isramco, Inc. *	1,400	110,950
Jones Energy, Inc., Class A *	39,239	82,794
Key Energy Services, Inc. *	192,700	61,799
Matador Resources Co. *	113,862	1,825,208
Matrix Service Co. *	39,700	752,712
McDermott International, Inc. *	385,885	1,065,043
Natural Gas Services Group, Inc. *	20,500	387,860
Navios Maritime Acquisition Corp.	120,600	274,968
Newpark Resources, Inc. *	126,710	617,078
Nordic American Offshore Ltd. *(b)	24,000	97,200
Nordic American Tankers Ltd. (b)	142,700	1,813,717
North Atlantic Drilling Ltd. *(b)	10,680	19,331
Northern Oil & Gas, Inc. *(b)	105,500	348,150
Oasis Petroleum, Inc. *(b)	212,213	1,135,340
Oil States International, Inc. *	82,800	2,337,444
Pacific Ethanol, Inc. *(b)	54,600	190,554
Panhandle Oil & Gas, Inc., Class A	24,200	349,206
Par Pacific Holdings, Inc. *	25,238	603,693
Parker Drilling Co. *	181,265	248,333
Parsley Energy, Inc., Class A *	159,934	3,080,329
PDC Energy, Inc. *	62,303	3,543,172
Peabody Energy Corp. (b)	26,342	117,222
PHI, Inc. - Non Voting Shares *	19,572	354,840
Pioneer Energy Services Corp. *	91,500	125,355
Renewable Energy Group, Inc. *	75,800	525,294
REX American Resources Corp. *	8,500	454,155
Rex Energy Corp. *(b)	71,700	53,287
RigNet, Inc. *	16,900	246,571
Ring Energy, Inc. *	34,800	192,444
RSP Permian, Inc. *	101,949	2,400,899
Sanchez Energy Corp. *(b)	75,253	272,416
Scorpio Tankers, Inc.	288,202	1,758,032
SEACOR Holdings, Inc. *	29,000	1,334,290
SemGroup Corp., Class A	67,465	1,493,675
Seventy Seven Energy, Inc. *(b)	80,408	34,463
Ship Finance International Ltd. (b)	93,500	1,251,965
Solazyme, Inc. *(b)	111,500	183,975
Stone Energy Corp. *	82,968	255,541
Synergy Resources Corp. *	164,412	1,042,372
Teekay Tankers Ltd., Class A	141,900	648,483
Tesco Corp.	72,500	493,000
TETRA Technologies, Inc. *	118,074	730,878
Tidewater, Inc. (b)	87,695	465,660

    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TransAtlantic Petroleum Ltd. *	33,200	31,626
Triangle Petroleum Corp. *(b)	77,500	35,169
Ultra Petroleum Corp. *(b)	219,981	497,157
Unit Corp. *	80,078	835,213
Uranium Energy Corp. *(b)	220,947	211,137
US Silica Holdings, Inc. (b)	87,700	1,635,605
W&T Offshore, Inc. *(b)	49,000	95,550
Western Refining, Inc.	112,342	3,696,052
Westmoreland Coal Co. *(b)	26,052	145,370
		60,495,915
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	60,806	7,341,716
Fairway Group Holdings Corp. *(b)	42,300	16,074
Ingles Markets, Inc., Class A	20,731	795,241
Natural Grocers by Vitamin Cottage, Inc. *	12,600	226,926
Performance Food Group Co. *	26,900	629,460
PriceSmart, Inc.	31,000	2,373,360
Smart & Final Stores, Inc. *	37,600	604,608
SpartanNash, Co.	57,833	1,186,733
SUPERVALU, Inc. *	398,636	1,813,794
The Andersons, Inc.	43,223	1,266,866
The Chefs' Warehouse, Inc. *	28,300	372,145
The Fresh Market, Inc. *	69,500	1,331,620
United Natural Foods, Inc. *	79,182	2,772,954
Village Super Market, Inc., Class A	11,600	304,616
Weis Markets, Inc.	15,800	641,796
		21,677,909
Food, Beverage & Tobacco 2.3%
Alico, Inc.	4,700	142,739
Amplify Snack Brands, Inc. *	26,200	282,960
Arcadia Biosciences, Inc. *(b)	11,000	32,450
B&G Foods, Inc.	90,357	3,290,802
Cal-Maine Foods, Inc. (b)	49,816	2,514,214
Calavo Growers, Inc.	23,588	1,220,679
Castle Brands, Inc. *(b)	71,331	81,317
Coca-Cola Bottling Co. Consolidated	7,500	1,319,250
Craft Brew Alliance, Inc. *	13,900	119,123
Darling Ingredients, Inc. *	261,600	2,351,784
Dean Foods Co.	149,300	2,983,014
Diamond Foods, Inc. *	40,400	1,482,680
Farmer Brothers Co. *	13,700	381,819
Fresh Del Monte Produce, Inc.	50,861	2,075,637
Freshpet, Inc. *(b)	28,350	168,399
Inventure Foods, Inc. *	33,000	185,460
J&J Snack Foods Corp.	23,781	2,567,872
John B. Sanfilippo & Son, Inc.	13,100	785,869
Lancaster Colony Corp.	28,656	2,913,742
Landec Corp. *	44,654	537,188
Lifeway Foods, Inc. *	10,100	129,482
Limoneira Co. (b)	17,600	221,408
MGP Ingredients, Inc.	15,947	356,894
National Beverage Corp. *	18,601	768,965
Omega Protein Corp. *	33,400	754,506
Post Holdings, Inc. *	96,899	5,668,592
Sanderson Farms, Inc. (b)	35,643	2,894,924
Seaboard Corp. *	420	1,208,340
Security	Number of Shares	Value ($)
Seneca Foods Corp., Class A *	12,400	342,612
Snyder's-Lance, Inc. (b)	76,600	2,418,262
The Boston Beer Co., Inc., Class A *	14,200	2,545,350
Tootsie Roll Industries, Inc.	28,401	932,121
TreeHouse Foods, Inc. *	66,952	5,313,311
Universal Corp.	34,724	1,900,445
Vector Group Ltd.	135,622	3,162,705
		54,054,915
Health Care Equipment & Services 7.0%
AAC Holdings, Inc. *(b)	11,800	210,748
Abaxis, Inc.	34,300	1,493,765
ABIOMED, Inc. *	65,300	5,572,049
Accuray, Inc. *	134,500	716,885
Aceto Corp.	46,000	1,051,100
Addus HomeCare Corp. *	13,400	284,214
Adeptus Health, Inc., Class A *(b)	9,400	443,492
Air Methods Corp. *	62,000	2,414,280
Alliance HealthCare Services, Inc. *	7,100	53,108
Almost Family, Inc. *	11,000	420,640
Amedisys, Inc. *	43,900	1,569,425
AMN Healthcare Services, Inc. *	75,500	2,126,835
Amsurg Corp. *	84,353	6,173,796
Analogic Corp.	19,654	1,455,772
AngioDynamics, Inc. *	41,100	465,252
Anika Therapeutics, Inc. *	21,900	823,878
Antares Pharma, Inc. *	256,299	315,248
AtriCure, Inc. *	47,900	837,292
Atrion Corp.	2,300	863,696
BioScrip, Inc. *(b)	100,400	179,716
BioTelemetry, Inc. *	38,700	365,328
Cantel Medical Corp.	53,445	3,173,030
Capital Senior Living Corp. *	44,800	821,184
Cardiovascular Systems, Inc. *	45,900	387,855
Castlight Health, Inc., Class B *(b)	45,673	151,178
Cerus Corp. *(b)	159,300	864,999
Chemed Corp.	26,398	3,704,167
Civitas Solutions, Inc. *	17,400	418,644
Computer Programs & Systems, Inc.	17,500	919,275
ConforMIS, Inc. *	13,700	150,700
CONMED Corp.	43,000	1,588,420
Connecture, Inc. *	13,900	32,804
Corindus Vascular Robotics, Inc. *(b)	25,000	50,250
CorVel Corp. *	14,500	661,490
Cross Country Healthcare, Inc. *	49,215	708,696
CryoLife, Inc.	37,400	367,642
Cutera, Inc. *	18,705	210,244
Cynosure, Inc., Class A *	34,944	1,264,973
Diplomat Pharmacy, Inc. *(b)	56,288	1,531,596
EndoChoice Holdings, Inc. *	6,400	38,464
Endologix, Inc. *	112,737	803,815
Entellus Medical, Inc. *	9,800	163,268
Evolent Health, Inc., Class A *	27,400	270,438
Exactech, Inc. *	15,200	304,152
ExamWorks Group, Inc. *	65,413	1,796,241
Five Star Quality Care, Inc. *	56,200	142,748
Genesis Healthcare, Inc. *	48,100	86,580
GenMark Diagnostics, Inc. *	61,000	322,690

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Glaukos Corp. *	13,500	220,320
Globus Medical, Inc., Class A *	108,800	2,714,560
Greatbatch, Inc. *	40,400	1,559,844
Haemonetics Corp. *	82,300	2,603,972
Halyard Health, Inc. *	73,793	1,830,066
Hanger, Inc. *	52,800	712,272
HealthEquity, Inc. *	55,634	1,198,913
HealthSouth Corp.	143,500	5,135,865
HealthStream, Inc. *	36,800	805,920
Healthways, Inc. *	48,800	573,888
HeartWare International, Inc. *	28,600	1,148,004
HMS Holdings Corp. *	138,452	1,668,347
ICU Medical, Inc. *	22,600	2,175,250
Imprivata, Inc. *	15,800	184,070
Inogen, Inc. *	24,598	817,638
Insulet Corp. *	88,400	2,933,112
Integra LifeSciences Holdings Corp. *	44,648	2,743,620
Invacare Corp.	49,211	758,342
InVivo Therapeutics Holdings Corp. *(b)	37,498	166,116
Invuity, Inc. *	5,300	40,704
iRadimed Corp. *	4,000	77,800
K2M Group Holdings, Inc. *	24,900	353,829
Kindred Healthcare, Inc.	136,723	1,320,744
Landauer, Inc.	17,200	527,008
Lantheus Holdings, Inc. *	13,000	28,210
LDR Holding Corp. *	43,273	794,925
LeMaitre Vascular, Inc.	22,435	327,551
LHC Group, Inc. *	19,700	747,024
LivaNova plc *	69,375	3,883,612
Magellan Health, Inc. *	39,268	2,238,276
Masimo Corp. *	69,200	2,543,100
Medidata Solutions, Inc. *	85,200	3,640,596
Meridian Bioscience, Inc.	64,350	1,238,737
Merit Medical Systems, Inc. *	66,300	1,097,265
Molina Healthcare, Inc. *	61,843	3,395,799
National HealthCare Corp.	15,388	971,752
National Research Corp., Class A	12,500	188,625
Natus Medical, Inc. *	51,000	1,799,280
Neogen Corp. *	56,925	2,970,346
Nevro Corp. *	26,164	1,616,674
Nobilis Health Corp. *(b)	43,191	91,133
Novocure Ltd. *(b)	13,900	173,472
NuVasive, Inc. *	75,800	3,495,896
NxStage Medical, Inc. *	99,200	1,876,864
Omnicell, Inc. *	57,200	1,601,028
OraSure Technologies, Inc. *	87,400	478,078
Orthofix International N.V. *	28,200	1,113,054
Owens & Minor, Inc.	99,100	3,433,815
Oxford Immunotec Global plc *	29,400	341,628
Penumbra, Inc. *	7,900	338,120
PharMerica Corp. *	47,100	1,398,399
Press Ganey Holdings, Inc. *	14,686	433,971
Quality Systems, Inc.	80,100	1,050,111
Quidel Corp. *	47,500	809,400
RadNet, Inc. *	48,000	287,040
Rockwell Medical, Inc. *(b)	78,700	492,662
RTI Surgical, Inc. *	110,200	353,742
SeaSpine Holdings Corp. *	12,215	176,629
Second Sight Medical Products, Inc. *(b)	16,421	75,865
Security	Number of Shares	Value ($)
Select Medical Holdings Corp.	160,711	1,531,576
Sientra, Inc. *(b)	11,000	93,170
STAAR Surgical Co. *	70,600	461,018
STERIS plc	132,627	9,183,093
Surgery Partners, Inc. *	26,200	422,082
Surgical Care Affiliates, Inc. *	35,037	1,495,029
SurModics, Inc. *	20,400	406,980
Tandem Diabetes Care, Inc. *	25,400	228,854
Team Health Holdings, Inc. *	112,858	4,612,506
Teladoc, Inc. *(b)	19,100	310,184
The Ensign Group, Inc.	79,500	1,784,775
The Providence Service Corp. *	21,100	936,840
The Spectranetics Corp. *	63,236	761,994
TransEnterix, Inc. *(b)	53,100	146,556
Triple-S Management Corp., Class B *	40,600	904,974
Trupanion, Inc. *(b)	31,800	264,258
U.S. Physical Therapy, Inc.	19,300	987,195
Unilife Corp. *(b)	221,152	198,550
Universal American Corp.	84,202	532,157
Utah Medical Products, Inc.	5,200	293,124
Vascular Solutions, Inc. *	27,136	742,441
Veracyte, Inc. *	23,200	150,336
Vocera Communications, Inc. *	37,100	533,869
WellCare Health Plans, Inc. *	69,706	5,296,262
West Pharmaceutical Services, Inc.	112,632	6,444,803
Wright Medical Group N.V. *	140,861	2,810,177
Zeltiq Aesthetics, Inc. *	51,000	1,184,220
		169,261,968
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	920,412
Elizabeth Arden, Inc. *(b)	36,298	290,384
HRG Group, Inc. *	122,000	1,481,080
Inter Parfums, Inc.	25,400	681,990
Medifast, Inc.	17,579	510,318
Natural Health Trends Corp. (b)	12,400	247,380
Nature's Sunshine Products, Inc.	15,000	128,700
Nutraceutical International Corp. *	12,300	291,510
Oil-Dri Corp. of America	6,887	258,263
Orchids Paper Products Co.	15,900	469,050
Revlon, Inc., Class A *	18,602	553,037
Synutra International, Inc. *(b)	23,200	115,072
USANA Health Sciences, Inc. *	9,100	1,154,790
WD-40 Co.	22,300	2,303,590
		9,405,576
Insurance 2.5%
Ambac Financial Group, Inc. *	75,200	1,055,808
American Equity Investment Life Holding Co.	125,864	2,289,466
AMERISAFE, Inc.	30,435	1,552,489
Argo Group International Holdings Ltd.	44,110	2,506,771
Atlas Financial Holdings, Inc. *	16,900	294,398
Baldwin & Lyons, Inc., Class B	13,000	321,490
Citizens, Inc. *(b)	80,500	521,640
CNO Financial Group, Inc.	289,168	5,031,523
Crawford & Co., Class B	44,000	200,200

    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Donegal Group, Inc., Class A	10,400	146,744
eHealth, Inc. *	23,600	247,564
EMC Insurance Group, Inc.	14,300	332,618
Employers Holdings, Inc.	49,800	1,240,518
Enstar Group Ltd. *	13,894	2,216,788
FBL Financial Group, Inc., Class A	15,968	975,006
Federated National Holding Co.	20,246	500,886
Fidelity & Guaranty Life	19,400	485,970
First American Financial Corp.	170,200	5,849,774
Global Indemnity plc *	14,755	443,683
Greenlight Capital Re Ltd., Class A *	42,789	830,962
Hallmark Financial Services, Inc. *	21,200	231,080
HCI Group, Inc.	13,800	458,850
Heritage Insurance Holdings, Inc.	40,462	801,957
Horace Mann Educators Corp.	63,478	1,950,044
Independence Holding Co.	11,248	172,544
Infinity Property & Casualty Corp.	18,092	1,436,324
James River Group Holdings Ltd.	18,600	630,912
Kemper Corp.	68,514	2,367,844
Maiden Holdings Ltd.	76,900	984,320
MBIA, Inc. *	212,784	1,417,142
National General Holdings Corp.	64,600	1,278,434
National Interstate Corp.	12,498	306,576
National Western Life Group, Inc., Class A	3,494	806,171
OneBeacon Insurance Group Ltd., Class A	33,400	428,856
Patriot National, Inc. *(b)	15,800	104,754
Primerica, Inc.	74,800	3,366,748
RLI Corp.	68,420	4,057,306
Safety Insurance Group, Inc.	22,770	1,284,683
Selective Insurance Group, Inc.	88,414	2,768,242
State Auto Financial Corp.	24,726	539,769
State National Cos., Inc.	46,500	458,025
Stewart Information Services Corp.	34,100	1,209,186
The Navigators Group, Inc. *	16,470	1,442,937
Third Point Reinsurance Ltd. *	128,260	1,494,229
United Fire Group, Inc.	32,300	1,247,749
United Insurance Holdings Corp.	24,400	378,932
Universal Insurance Holdings, Inc. (b)	48,122	901,806
		59,569,718
Materials 3.5%
A. Schulman, Inc.	45,609	1,154,820
AEP Industries, Inc.	5,800	490,912
AK Steel Holding Corp. *(b)	262,900	536,316
American Vanguard Corp.	52,000	585,520
Axiall Corp.	108,121	1,938,610
Balchem Corp.	49,100	2,756,474
Berry Plastics Group, Inc. *	187,757	5,839,243
Boise Cascade Co. *	60,800	1,256,128
Calgon Carbon Corp.	79,785	1,291,719
Carpenter Technology Corp.	80,844	2,244,229
Century Aluminum Co. *	73,400	346,448
Chase Corp.	10,300	473,285
Chemtura Corp. *	105,785	2,775,798
Clearwater Paper Corp. *	27,200	1,065,152
Cliffs Natural Resources, Inc. *(b)	227,759	366,692
Coeur Mining, Inc. *	205,013	453,079
Security	Number of Shares	Value ($)
Commercial Metals Co.	184,000	2,561,280
Core Molding Technologies, Inc. *	11,000	119,130
Deltic Timber Corp.	16,721	918,317
Ferro Corp. *	109,000	1,012,610
Ferroglobe plc	108,500	922,250
Flotek Industries, Inc. *(b)	78,900	527,052
FutureFuel Corp.	40,400	505,808
Greif, Inc., Class A	50,294	1,329,270
H.B. Fuller Co.	79,794	2,969,933
Handy & Harman Ltd. *	4,800	81,696
Hawkins, Inc.	15,500	580,785
Haynes International, Inc.	21,325	682,400
Headwaters, Inc. *	118,100	1,886,057
Hecla Mining Co.	609,740	1,134,116
Horsehead Holding Corp. *(b)	83,900	21,604
Innophos Holdings, Inc.	30,300	809,313
Innospec, Inc.	37,900	1,889,315
Intrepid Potash, Inc. *	89,300	194,674
Kaiser Aluminum Corp.	26,243	2,040,131
KapStone Paper & Packaging Corp.	135,303	1,999,778
KMG Chemicals, Inc.	17,600	405,856
Koppers Holdings, Inc. *	30,900	523,137
Kraton Performance Polymers, Inc. *	53,035	778,554
Kronos Worldwide, Inc.	30,700	144,290
Louisiana-Pacific Corp. *	224,172	3,523,984
LSB Industries, Inc. *	28,000	156,800
Materion Corp.	31,829	779,492
Minerals Technologies, Inc.	55,522	2,275,847
Multi Packaging Solutions International Ltd. *	29,600	438,672
Myers Industries, Inc.	34,900	397,511
Neenah Paper, Inc.	26,753	1,616,951
Olin Corp.	254,848	4,317,125
Olympic Steel, Inc.	12,200	113,948
OMNOVA Solutions, Inc. *	65,700	344,925
P.H. Glatfelter Co.	71,800	1,059,768
PolyOne Corp.	141,176	3,820,223
Quaker Chemical Corp.	20,100	1,507,701
Rayonier Advanced Materials, Inc.	69,342	485,394
Real Industry, Inc. *	32,714	209,370
Rentech, Inc. *	44,190	86,171
Ryerson Holding Corp. *(b)	14,000	47,320
Schnitzer Steel Industries, Inc., Class A	37,800	508,410
Schweitzer-Mauduit International, Inc.	48,000	2,016,000
Senomyx, Inc. *	62,400	210,912
Sensient Technologies Corp.	73,014	4,356,745
Stepan Co.	31,200	1,402,752
Stillwater Mining Co. *	182,900	1,197,995
Summit Materials, Inc., Class A *	53,481	848,744
SunCoke Energy, Inc.	96,800	365,904
TimkenSteel Corp.	63,644	573,432
Trecora Resources *	27,400	288,248
Tredegar Corp.	35,100	460,863
Trinseo S.A. *(b)	20,700	492,453
Tronox Ltd., Class A	90,200	322,014
United States Lime & Minerals, Inc.	2,700	148,419
US Concrete, Inc. *	21,700	986,916

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Valhi, Inc. (b)	25,000	29,750
Worthington Industries, Inc.	73,817	2,258,062
		85,260,602
Media 1.7%
AMC Entertainment Holdings, Inc., Class A	31,500	686,700
Carmike Cinemas, Inc. *	37,900	840,622
Central European Media Enterprises Ltd., Class A *(b)	109,100	281,478
Crown Media Holdings, Inc., Class A *	46,700	209,683
Cumulus Media, Inc., Class A *	197,200	51,726
Daily Journal Corp. *	2,000	385,040
DreamWorks Animation SKG, Inc., Class A *	120,030	3,077,569
Entercom Communications Corp., Class A *	43,000	451,070
Entravision Communications Corp., Class A	98,600	735,556
Eros International plc *(b)	41,690	366,455
Global Eagle Entertainment, Inc. *	77,200	779,720
Gray Television, Inc. *	100,493	1,321,483
Harte-Hanks, Inc.	75,416	257,923
Hemisphere Media Group, Inc. *(b)	12,300	177,120
IMAX Corp. *	95,900	2,978,654
Journal Media Group, Inc.	34,919	419,726
Loral Space & Communications, Inc. *	20,500	708,275
MDC Partners, Inc., Class A	70,780	1,383,041
Media General, Inc. *	150,386	2,442,269
Meredith Corp.	58,400	2,470,904
National CineMedia, Inc.	95,700	1,496,748
New Media Investment Group, Inc.	71,382	1,236,336
Nexstar Broadcasting Group, Inc., Class A	49,555	2,240,381
Reading International, Inc., Class A *	23,000	249,780
Rentrak Corp. *	20,391	906,788
Saga Communications, Inc., Class A	6,400	268,224
Scholastic Corp.	41,569	1,427,064
SFX Entertainment, Inc. *(b)	64,800	8,424
Sinclair Broadcast Group, Inc., Class A	104,802	3,458,466
Sizmek, Inc. *	36,700	125,147
The E.W. Scripps Co., Class A	89,271	1,694,364
The New York Times Co., Class A	219,251	2,898,498
Time, Inc.	171,186	2,567,790
Townsquare Media, Inc., Class A *	10,100	94,940
Tribune Publishing Co.	49,217	459,687
World Wrestling Entertainment, Inc., Class A (b)	48,000	859,200
		40,016,851
Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abeona Therapeutics, Inc. *(b)	14,621	38,161
ACADIA Pharmaceuticals, Inc. *	133,416	2,760,377
Accelerate Diagnostics, Inc. *(b)	41,300	611,653
Acceleron Pharma, Inc. *	39,127	1,201,199
Security	Number of Shares	Value ($)
Achillion Pharmaceuticals, Inc. *	184,789	1,249,174
Aclaris Therapeutics, Inc. *	9,500	211,185
Acorda Therapeutics, Inc. *	68,039	2,505,196
Adamas Pharmaceuticals, Inc. *	20,472	350,890
Aduro Biotech, Inc. *(b)	11,881	172,037
Advaxis, Inc. *(b)	44,111	300,837
Aegerion Pharmaceuticals, Inc. *	43,100	305,148
Aerie Pharmaceuticals, Inc. *	29,844	493,620
Affimed N.V. *(b)	22,114	73,419
Affymetrix, Inc. *	121,600	1,706,048
Agenus, Inc. *	110,054	346,670
Agile Therapeutics, Inc. *(b)	13,462	82,118
Aimmune Therapeutics, Inc. *	15,600	213,408
Akebia Therapeutics, Inc. *	52,447	384,437
Albany Molecular Research, Inc. *	40,600	662,592
Alder Biopharmaceuticals, Inc. *	37,546	907,862
Alimera Sciences, Inc. *(b)	31,400	72,534
AMAG Pharmaceuticals, Inc. *	54,731	1,253,887
Amicus Therapeutics, Inc. *	176,904	1,068,500
Amphastar Pharmaceuticals, Inc. *	53,126	640,168
Anacor Pharmaceuticals, Inc. *	64,296	4,830,559
ANI Pharmaceuticals, Inc. *(b)	13,500	432,135
Anthera Pharmaceuticals, Inc. *	51,939	167,763
Applied Genetic Technologies Corp. *	17,400	254,214
Aratana Therapeutics, Inc. *	43,300	145,921
Ardelyx, Inc. *(b)	36,240	377,258
Arena Pharmaceuticals, Inc. *	365,000	551,150
ARIAD Pharmaceuticals, Inc. *	271,000	1,360,420
Array BioPharma, Inc. *	220,479	681,280
Arrowhead Research Corp. *(b)	98,400	342,432
Assembly Biosciences, Inc. *	20,668	105,820
Asterias Biotherapeutics, Inc. *(b)	15,125	48,551
Atara Biotherapeutics, Inc. *	24,043	435,178
aTyr Pharma, Inc. *(b)	8,518	44,975
Avalanche Biotechnologies, Inc. *	28,209	169,254
Axovant Sciences Ltd. *	19,600	312,228
Bellicum Pharmaceuticals, Inc. *	14,200	160,460
BioCryst Pharmaceuticals, Inc. *	116,000	808,520
BioDelivery Sciences International, Inc. *(b)	79,500	321,975
BioSpecifics Technologies Corp. *	8,000	305,440
BioTime, Inc. *(b)	83,500	202,070
Blueprint Medicines Corp. *	13,264	208,510
Calithera Biosciences, Inc. *(b)	19,000	95,000
Cambrex Corp. *	50,400	1,745,856
Cara Therapeutics, Inc. *	27,617	248,553
Carbylan Therapeutics, Inc. *	15,751	38,275
Catabasis Pharmaceuticals, Inc. *(b)	5,500	36,410
Catalent, Inc. *	132,799	3,124,761
Catalyst Pharmaceuticals, Inc. *	107,345	199,662
Celldex Therapeutics, Inc. *	159,500	1,323,850
Cellular Biomedicine Group, Inc. *(b)	14,309	197,464
Cempra, Inc. *(b)	57,078	983,454
Cepheid *	113,500	3,342,575
ChemoCentryx, Inc. *	35,000	130,200
Chiasma, Inc. *	10,000	103,000
Chimerix, Inc. *	72,386	557,372
Cidara Therapeutics, Inc. *(b)	4,559	53,158
Clovis Oncology, Inc. *	42,000	878,640

    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coherus Biosciences, Inc. *	33,961	450,323
Collegium Pharmaceutical, Inc. *	8,736	148,774
Concert Pharmaceuticals, Inc. *	21,722	331,695
Corcept Therapeutics, Inc. *	86,506	315,747
Corium International, Inc. *(b)	12,013	69,796
CorMedix, Inc. *(b)	45,377	80,771
CTI BioPharma, Corp. *(b)	393,700	496,062
Curis, Inc. *	158,654	260,193
Cytokinetics, Inc. *	57,100	439,670
CytomX Therapeutics, Inc. *(b)	13,300	208,943
CytRx Corp. *(b)	81,800	150,512
Depomed, Inc. *	94,100	1,443,494
Dermira, Inc. *	24,700	691,600
Dicerna Pharmaceuticals, Inc. *	21,814	143,100
Dimension Therapeutics, Inc. *(b)	13,100	102,180
Durect Corp. *	163,276	195,931
Dynavax Technologies Corp. *	58,300	1,404,447
Eagle Pharmaceuticals, Inc. *	14,124	1,015,516
Edge Therapeutics, Inc. *(b)	14,900	165,539
Emergent BioSolutions, Inc. *	48,300	1,767,780
Enanta Pharmaceuticals, Inc. *	26,322	676,475
Endocyte, Inc. *	50,400	168,840
Epizyme, Inc. *	65,259	593,204
Esperion Therapeutics, Inc. *	18,670	277,810
Exact Sciences Corp. *(b)	157,262	1,033,211
Exelixis, Inc. *(b)	351,372	1,623,339
Fibrocell Science, Inc. *(b)	34,944	89,806
FibroGen, Inc. *	74,209	1,504,959
Five Prime Therapeutics, Inc. *	36,600	1,315,770
Flex Pharma, Inc. *(b)	9,700	80,704
Flexion Therapeutics, Inc. *	19,943	308,718
Fluidigm Corp. *	43,100	289,201
Foamix Pharmaceuticals Ltd. *	32,336	209,537
Foundation Medicine, Inc. *(b)	20,500	299,095
Galena Biopharma, Inc. *(b)	265,000	177,550
Genocea Biosciences, Inc. *	26,625	82,804
Genomic Health, Inc. *	26,700	768,960
Geron Corp. *	268,400	818,620
Global Blood Therapeutics, Inc. *(b)	9,600	181,728
Halozyme Therapeutics, Inc. *	164,000	1,443,200
Harvard Bioscience, Inc. *	74,929	222,539
Heron Therapeutics, Inc. *(b)	43,660	916,423
Heska Corp. *	8,091	302,280
Idera Pharmaceuticals, Inc. *(b)	111,929	217,142
Ignyta, Inc. *	35,845	357,733
Immune Design, Corp. *	16,243	170,064
ImmunoGen, Inc. *	141,400	1,200,486
Immunomedics, Inc. *(b)	132,600	249,288
Impax Laboratories, Inc. *	112,700	4,222,869
INC Research Holdings, Inc., Class A *	19,400	817,322
Infinity Pharmaceuticals, Inc. *	86,500	537,165
Innoviva, Inc. (b)	130,100	1,303,602
Inovio Pharmaceuticals, Inc. *(b)	120,362	804,018
Insmed, Inc. *	93,214	1,230,425
Insys Therapeutics, Inc. *(b)	37,079	643,321
Intersect ENT, Inc. *	26,368	470,141
Intra-Cellular Therapies, Inc. *	41,000	1,520,280
Invitae Corp. *(b)	14,200	99,400
Ironwood Pharmaceuticals, Inc. *	196,700	1,815,541
Karyopharm Therapeutics, Inc. *	33,263	206,896
Keryx Biopharmaceuticals, Inc. *(b)	150,634	531,738
Security	Number of Shares	Value ($)
Kite Pharma, Inc. *(b)	51,142	2,428,734
La Jolla Pharmaceutical Co. *	21,579	382,164
Lannett Co., Inc. *(b)	41,300	1,053,563
Lexicon Pharmaceuticals, Inc. *(b)	69,900	712,281
Ligand Pharmaceuticals, Inc. *	27,043	2,703,489
Lion Biotechnologies, Inc. *	64,872	388,583
Loxo Oncology, Inc. *(b)	13,200	272,712
Luminex Corp. *	64,200	1,231,998
MacroGenics, Inc. *	49,449	995,408
MannKind Corp. *(b)	355,984	355,023
Medgenics, Inc. *	23,712	85,363
Merrimack Pharmaceuticals, Inc. *	182,500	1,126,025
MiMedx Group, Inc. *	172,250	1,433,120
Mirati Therapeutics, Inc. *	18,048	388,573
Momenta Pharmaceuticals, Inc. *	95,786	1,189,662
MyoKardia, Inc. *	11,500	103,500
Myriad Genetics, Inc. *	109,086	4,251,081
NanoString Technologies, Inc. *	24,100	336,195
NantKwest, Inc. *(b)	8,400	86,520
Natera, Inc. *(b)	13,000	111,150
Navidea Biopharmaceuticals, Inc. *(b)	221,100	183,513
Nektar Therapeutics *	205,171	2,798,532
NeoGenomics, Inc. *	89,888	613,036
Neos Therapeutics, Inc. *	7,600	103,208
Neurocrine Biosciences, Inc. *	134,503	5,723,103
NewLink Genetics Corp. *	33,100	806,316
Nivalis Therapeutics, Inc. *	6,800	31,892
Northwest Biotherapeutics, Inc. *(b)	70,700	149,884
Novavax, Inc. *	432,921	2,229,543
Ocata Therapeutics, Inc. *	69,025	582,571
Ocular Therapeutix, Inc. *	18,570	113,648
Omeros Corp. *(b)	57,100	616,109
Oncocyte Corp. *(b)	4,175	17,326
OncoMed Pharmaceuticals, Inc. *(b)	24,500	226,625
Oncothyreon, Inc. *	151,709	201,773
Ophthotech Corp. *	38,043	2,061,550
Orexigen Therapeutics, Inc. *(b)	151,187	276,672
Organovo Holdings, Inc. *(b)	154,441	302,704
Osiris Therapeutics, Inc. *(b)	30,400	217,664
Otonomy, Inc. *	30,139	449,674
OvaScience, Inc. *(b)	33,901	191,541
Pacific Biosciences of California, Inc. *	98,500	1,052,965
Pacira Pharmaceuticals, Inc. *	58,000	3,446,360
Paratek Pharmaceuticals, Inc. *	17,408	254,505
PAREXEL International Corp. *	86,680	5,544,053
PDL BioPharma, Inc.	239,600	752,344
Peregrine Pharmaceuticals, Inc. *(b)	388,700	380,926
Pernix Therapeutics Holdings, Inc. *	48,800	106,384
Pfenex, Inc. *	23,397	207,531
Phibro Animal Health Corp., Class A	25,500	855,525
Portola Pharmaceuticals, Inc. *	77,700	2,566,431
POZEN, Inc. *(b)	53,400	349,770
PRA Health Sciences, Inc. *	30,500	1,313,940
Prestige Brands Holdings, Inc. *	80,900	3,776,412
Progenics Pharmaceuticals, Inc. *	102,600	427,842
Proteon Therapeutics, Inc. *	10,998	102,611
Prothena Corp. plc *	53,153	2,070,309

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PTC Therapeutics, Inc. *	53,136	1,265,700
Radius Health, Inc. *	50,314	1,611,557
Raptor Pharmaceutical Corp. *	119,565	490,217
REGENXBIO, Inc. *(b)	13,500	187,650
Regulus Therapeutics, Inc. *(b)	39,681	229,356
Relypsa, Inc. *(b)	51,424	968,828
Repligen Corp. *	54,300	1,202,745
Retrophin, Inc. *	55,293	827,736
Revance Therapeutics, Inc. *	28,408	588,898
Rigel Pharmaceuticals, Inc. *	153,400	421,850
Sage Therapeutics, Inc. *	25,495	856,122
Sagent Pharmaceuticals, Inc. *	37,269	563,135
Sangamo BioSciences, Inc. *	113,700	687,885
Sarepta Therapeutics, Inc. *	68,900	818,532
SciClone Pharmaceuticals, Inc. *	78,000	623,220
Sequenom, Inc. *(b)	166,100	267,421
Seres Therapeutics, Inc. *(b)	12,000	323,160
Sorrento Therapeutics, Inc. *(b)	39,855	209,239
Spark Therapeutics, Inc. *	12,500	352,125
Spectrum Pharmaceuticals, Inc. *	114,300	566,928
Stemline Therapeutics, Inc. *	28,000	141,120
Sucampo Pharmaceuticals, Inc., Class A *	40,218	508,758
Supernus Pharmaceuticals, Inc. *	50,200	569,268
Synergy Pharmaceuticals, Inc. *(b)	162,100	607,875
Synta Pharmaceuticals Corp. *	191,800	46,972
T2 Biosystems, Inc. *	21,600	191,592
Teligent, Inc. *(b)	58,900	422,902
TESARO, Inc. *	35,400	1,222,716
Tetraphase Pharmaceuticals, Inc. *	52,053	283,168
TG Therapeutics, Inc. *	59,050	482,439
The Medicines Co. *	104,828	3,622,856
TherapeuticsMD, Inc. *	225,855	1,614,863
Theravance Biopharma, Inc. *(b)	47,500	779,950
Threshold Pharmaceuticals, Inc. *	88,794	28,414
Tobira Therapeutics, Inc. *(b)	4,229	30,364
Tokai Pharmaceuticals, Inc. *(b)	17,900	112,233
Trevena, Inc. *	50,234	365,704
Trovagene, Inc. *(b)	35,347	128,663
Ultragenyx Pharmaceutical, Inc. *	60,541	3,399,377
Vanda Pharmaceuticals, Inc. *	60,600	516,918
Verastem, Inc. *	39,800	47,760
Versartis, Inc. *	31,735	353,528
Vitae Pharmaceuticals, Inc. *	18,478	181,084
Vital Therapies, Inc. *(b)	35,847	328,000
VIVUS, Inc. *(b)	190,400	192,304
Voyager Therapeutics, Inc. *(b)	10,100	107,868
vTv Therapeutics, Inc., Class A *	7,000	50,750
XBiotech, Inc. *	5,538	45,689
Xencor, Inc. *	50,028	541,303
XenoPort, Inc. *	98,100	487,557
XOMA Corp. *(b)	150,400	151,904
Zafgen, Inc. *(b)	23,672	157,419
ZIOPHARM Oncology, Inc. *(b)	177,164	880,505
Zogenix, Inc. *	40,225	381,333
Zynerba Pharmaceuticals, Inc. *(b)	4,700	31,114
		175,416,250
Real Estate 10.1%
Acadia Realty Trust	106,357	3,626,774
AG Mortgage Investment Trust, Inc.	41,300	484,449
Security	Number of Shares	Value ($)
Agree Realty Corp.	31,300	1,155,596
Alexander & Baldwin, Inc.	76,360	2,313,708
Alexander's, Inc.	3,341	1,219,465
Altisource Asset Management Corp. *(b)	1,385	21,398
Altisource Portfolio Solutions S.A. *(b)	19,887	574,734
Altisource Residential Corp.	87,800	873,610
American Assets Trust, Inc.	58,200	2,176,098
American Capital Mortgage Investment Corp.	76,700	999,401
American Residential Properties, Inc.	47,200	799,568
Anworth Mortgage Asset Corp.	175,100	745,926
Apollo Commercial Real Estate Finance, Inc.	94,700	1,505,730
Apollo Residential Mortgage, Inc.	50,875	551,994
Ares Commercial Real Estate Corp.	41,900	446,654
Armada Hoffler Properties, Inc.	51,600	555,732
ARMOUR Residential REIT, Inc.	63,829	1,244,027
Ashford Hospitality Prime, Inc.	42,487	466,932
Ashford Hospitality Trust, Inc.	128,682	715,472
AV Homes, Inc. *	24,800	253,456
Bluerock Residential Growth REIT, Inc.	26,308	272,551
Campus Crest Communities, Inc. *	95,500	660,860
Capstead Mortgage Corp.	145,829	1,362,043
CareTrust REIT, Inc.	79,365	814,285
CatchMark Timber Trust, Inc., Class A	68,009	740,618
Cedar Realty Trust, Inc.	140,700	993,342
Chatham Lodging Trust	63,934	1,205,795
Chesapeake Lodging Trust	93,585	2,350,855
Colony Capital, Inc., Class A	177,526	3,058,773
Colony Starwood Homes	57,400	1,235,248
Consolidated-Tomoka Land Co.	7,600	353,020
CorEnergy Infrastructure Trust, Inc. (b)	19,500	308,100
CoreSite Realty Corp.	38,300	2,456,562
Cousins Properties, Inc.	341,101	2,940,291
CubeSmart	259,943	8,133,616
CyrusOne, Inc.	103,604	3,817,807
CYS Investments, Inc.	246,361	1,697,427
DCT Industrial Trust, Inc.	136,926	4,900,582
DiamondRock Hospitality Co.	319,317	2,650,331
DuPont Fabros Technology, Inc.	99,124	3,287,943
Dynex Capital, Inc.	77,200	463,200
Easterly Government Properties, Inc.	21,600	384,912
EastGroup Properties, Inc.	50,990	2,722,356
Education Realty Trust, Inc.	98,513	3,849,888
EPR Properties	87,200	5,227,640
Equity One, Inc.	121,031	3,354,979
FelCor Lodging Trust, Inc.	234,213	1,630,122
First Industrial Realty Trust, Inc.	174,837	3,599,894
First Potomac Realty Trust	90,700	887,953
Forestar Group, Inc. *	49,700	451,276
Franklin Street Properties Corp.	146,365	1,428,522
FRP Holdings, Inc. *	12,700	385,572
Getty Realty Corp.	39,459	705,527
Gladstone Commercial Corp.	34,300	490,490

    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Government Properties Income Trust	114,747	1,575,476
Gramercy Property Trust	657,068	4,803,167
Great Ajax Corp.	9,400	103,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,092,168
Hatteras Financial Corp.	154,951	1,899,699
Healthcare Realty Trust, Inc.	156,981	4,558,728
Hersha Hospitality Trust	72,925	1,281,292
Highwoods Properties, Inc.	147,007	6,216,926
Hudson Pacific Properties, Inc.	118,511	3,011,365
Independence Realty Trust, Inc.	46,109	314,002
InfraREIT, Inc. *	34,700	670,751
Inland Real Estate Corp.	133,336	1,428,029
Invesco Mortgage Capital, Inc.	188,006	2,128,228
Investors Real Estate Trust	187,002	1,219,253
iStar, Inc. *	131,700	1,374,948
Kennedy-Wilson Holdings, Inc.	146,287	2,966,700
Kite Realty Group Trust	130,939	3,469,883
Ladder Capital Corp.	61,422	675,642
LaSalle Hotel Properties	179,279	3,972,823
Lexington Realty Trust	314,774	2,307,293
LTC Properties, Inc.	55,251	2,460,327
Mack-Cali Realty Corp.	141,200	2,935,548
Marcus & Millichap, Inc. *	19,579	462,848
Medical Properties Trust, Inc.	367,967	4,047,637
Monmouth Real Estate Investment Corp.	105,100	1,080,428
Monogram Residential Trust, Inc.	260,924	2,275,257
National Health Investors, Inc.	58,568	3,553,906
National Storage Affiliates Trust	33,821	588,147
New Residential Investment Corp.	357,297	4,069,613
New Senior Investment Group, Inc.	133,669	1,228,418
New York Mortgage Trust, Inc. (b)	175,200	847,968
New York REIT, Inc.	249,088	2,560,625
NexPoint Residential Trust, Inc.	30,669	364,961
One Liberty Properties, Inc.	18,700	387,464
Orchid Island Capital, Inc. (b)	36,959	328,196
Parkway Properties, Inc.	128,593	1,732,148
Pebblebrook Hotel Trust	113,800	2,778,996
Pennsylvania Real Estate Investment Trust	106,167	2,078,750
PennyMac Mortgage Investment Trust	119,921	1,624,930
Physicians Realty Trust	135,850	2,318,959
Potlatch Corp.	64,603	1,863,151
Preferred Apartment Communities, Inc., Class A	39,897	480,759
PS Business Parks, Inc.	29,938	2,592,032
QTS Realty Trust, Inc., Class A	44,039	2,034,602
RAIT Financial Trust	154,400	395,264
Ramco-Gershenson Properties Trust	120,921	2,066,540
RE/MAX Holdings, Inc., Class A	16,800	584,976
Redwood Trust, Inc.	137,200	1,477,644
Resource Capital Corp.	49,037	510,966
Retail Opportunity Investments Corp.	156,647	2,896,403
Rexford Industrial Realty, Inc.	88,116	1,435,410
RLJ Lodging Trust	209,135	3,825,079
Rouse Properties, Inc.	54,500	953,750
Ryman Hospitality Properties, Inc.	67,385	3,163,726
Security	Number of Shares	Value ($)
Sabra Health Care REIT, Inc.	102,796	1,887,335
Saul Centers, Inc.	15,800	803,746
Select Income REIT	94,928	1,794,139
Silver Bay Realty Trust Corp.	56,433	787,805
Sovran Self Storage, Inc.	55,817	6,289,460
STAG Industrial, Inc.	99,800	1,689,614
STORE Capital Corp.	62,300	1,544,417
Summit Hotel Properties, Inc.	137,500	1,395,625
Sun Communities, Inc.	78,736	5,243,030
Sunstone Hotel Investors, Inc.	333,354	3,960,246
Tejon Ranch Co. *	19,092	373,440
Terreno Realty Corp.	67,900	1,526,392
The Geo Group, Inc.	116,880	3,457,310
The RMR Group, Inc., Class A *	12,719	265,191
The St. Joe Co. *	86,600	1,377,806
UMH Properties, Inc.	31,900	300,817
United Development Funding IV (b)	44,425	447,360
Universal Health Realty Income Trust	19,444	988,339
Urban Edge Properties	139,787	3,396,824
Urstadt Biddle Properties, Inc., Class A	47,174	957,632
Washington Real Estate Investment Trust	108,582	2,739,524
Western Asset Mortgage Capital Corp.	72,056	706,869
Whitestone REIT	41,700	459,534
Xenia Hotels & Resorts, Inc.	178,862	2,616,751
		241,637,699
Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	34,800	247,254
Abercrombie & Fitch Co., Class A	108,863	2,856,565
America's Car-Mart, Inc. *	11,500	269,790
American Eagle Outfitters, Inc.	302,815	4,433,212
Asbury Automotive Group, Inc. *	40,485	1,906,034
Ascena Retail Group, Inc. *	274,663	2,027,013
Barnes & Noble Education, Inc. *	46,395	511,273
Barnes & Noble, Inc.	73,410	643,806
bebe stores, Inc.	51,449	19,870
Big 5 Sporting Goods Corp.	34,384	418,453
Big Lots, Inc.	77,000	2,986,060
Blue Nile, Inc. *	19,000	661,010
Boot Barn Holdings, Inc. *	21,411	130,179
Build-A-Bear Workshop, Inc. *	27,400	358,392
Burlington Stores, Inc. *	118,491	6,366,521
Caleres, Inc.	68,275	1,835,232
Chico's FAS, Inc.	228,451	2,373,606
Christopher & Banks Corp. *	51,800	89,614
Citi Trends, Inc.	24,846	513,318
Conn's, Inc. *(b)	35,300	434,896
Core-Mark Holding Co., Inc.	36,141	2,937,902
Destination XL Group, Inc. *	56,400	242,520
Duluth Holdings, Inc. *(b)	12,300	203,073
Etsy, Inc. *	35,663	276,745
EVINE Live, Inc. *	56,000	68,320
Express, Inc. *	132,898	2,253,950
Fenix Parts, Inc. *(b)	27,427	137,135
Five Below, Inc. *	85,000	2,994,550
Francesca's Holdings Corp. *	69,100	1,259,693
Fred's, Inc., Class A	60,300	994,950

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FTD Cos., Inc. *	28,097	693,996
Genesco, Inc. *	34,944	2,311,196
Group 1 Automotive, Inc.	37,400	2,006,510
Guess?, Inc.	94,900	1,759,446
Haverty Furniture Cos., Inc.	30,300	574,185
Hibbett Sports, Inc. *	37,575	1,208,412
HSN, Inc.	52,055	2,449,708
Kirkland's, Inc.	27,800	328,874
Lands' End, Inc. *(b)	24,200	527,076
Liberty TripAdvisor Holdings, Inc., Class A *	118,011	2,635,186
Lithia Motors, Inc., Class A	35,037	2,682,783
Lumber Liquidators Holdings, Inc. *(b)	39,398	508,628
MarineMax, Inc. *	37,700	637,507
Mattress Firm Holding Corp. *(b)	32,916	1,201,434
Monro Muffler Brake, Inc.	50,246	3,303,674
Nutrisystem, Inc.	46,448	920,135
Ollie's Bargain Outlet Holdings, Inc. *	17,500	391,125
Outerwall, Inc. (b)	25,600	865,280
Overstock.com, Inc. *	15,500	183,830
Party City Holdco, Inc. *	33,816	325,648
PetMed Express, Inc. (b)	29,500	531,590
Pier 1 Imports, Inc.	140,400	564,408
Pool Corp.	68,128	5,756,816
Rent-A-Center, Inc.	86,585	1,179,288
Restoration Hardware Holdings, Inc. *	51,241	3,157,470
Select Comfort Corp. *	84,312	1,775,611
Shoe Carnival, Inc.	24,850	576,271
Shutterfly, Inc. *	54,047	2,251,058
Sonic Automotive, Inc., Class A	50,774	869,251
Sportsman's Warehouse Holdings, Inc. *	32,300	423,453
Stage Stores, Inc.	46,827	388,664
Stein Mart, Inc.	44,300	326,048
Systemax, Inc. *	14,500	123,250
Tailored Brands, Inc.	72,769	997,663
The Buckle, Inc. (b)	45,864	1,303,455
The Cato Corp., Class A	42,404	1,710,153
The Children's Place, Inc.	31,590	2,056,509
The Container Store Group, Inc. *	25,200	108,864
The Finish Line, Inc., Class A	71,619	1,356,464
The Pep Boys - Manny, Moe & Jack *	86,000	1,590,140
Tile Shop Holdings, Inc. *	41,100	621,021
Tilly's, Inc., Class A *	12,600	81,774
Tuesday Morning Corp. *	65,800	366,506
Vitamin Shoppe, Inc. *	45,400	1,381,522
VOXX International Corp. *	31,300	134,277
Wayfair, Inc., Class A *(b)	31,498	1,423,710
West Marine, Inc. *	24,500	202,615
Weyco Group, Inc.	9,100	243,880
Winmark Corp.	3,000	283,080
Zumiez, Inc. *	30,100	545,111
		98,295,491
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	63,837	1,792,543
Advanced Micro Devices, Inc. *(b)	974,643	2,144,215
Security	Number of Shares	Value ($)
Alpha & Omega Semiconductor Ltd. *	28,000	267,400
Ambarella, Inc. *(b)	48,400	1,920,512
Amkor Technology, Inc. *	152,218	934,618
Applied Micro Circuits Corp. *	134,965	750,405
Axcelis Technologies, Inc. *	188,400	493,608
Brooks Automation, Inc.	107,531	1,024,770
Cabot Microelectronics Corp. *	38,700	1,572,768
Cascade Microtech, Inc. *	18,700	296,395
Cavium, Inc. *	86,900	5,020,213
CEVA, Inc. *	32,336	748,578
Cirrus Logic, Inc. *	100,000	3,472,000
Cohu, Inc.	36,800	445,648
Diodes, Inc. *	59,781	1,143,611
DSP Group, Inc. *	31,400	300,498
Entegris, Inc. *	221,100	2,578,026
Exar Corp. *	58,500	321,750
Fairchild Semiconductor International, Inc. *	184,642	3,783,315
FormFactor, Inc. *	94,273	783,409
Inphi Corp. *	60,433	1,677,016
Integrated Device Technology, Inc. *	231,689	5,903,436
Intersil Corp., Class A	202,300	2,629,900
IXYS Corp.	42,600	508,218
Kopin Corp. *	100,300	193,579
Lattice Semiconductor Corp. *	193,900	942,354
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,414,990
Mattson Technology, Inc. *	131,254	458,076
MaxLinear, Inc., Class A *	81,260	1,249,779
Microsemi Corp. *	170,544	5,406,245
MKS Instruments, Inc.	83,589	2,962,394
Monolithic Power Systems, Inc.	62,300	3,898,111
Nanometrics, Inc. *	40,600	573,678
NeoPhotonics Corp. *	41,863	375,511
NVE Corp.	6,500	322,400
PDF Solutions, Inc. *	44,800	485,184
Photronics, Inc. *	105,337	1,257,724
Power Integrations, Inc.	45,362	2,137,911
Rambus, Inc. *	179,800	2,200,752
Rudolph Technologies, Inc. *	46,700	598,227
Semtech Corp. *	106,429	2,139,223
Sigma Designs, Inc. *	48,758	323,266
Silicon Laboratories, Inc. *	66,050	3,011,880
Synaptics, Inc. *	57,800	4,237,318
Tessera Technologies, Inc.	81,959	2,362,058
Ultra Clean Holdings, Inc. *	43,300	223,428
Ultratech, Inc. *	41,700	841,089
Veeco Instruments, Inc. *	64,839	1,208,599
Xcerra Corp. *	84,400	462,512
		79,799,140
Software & Services 9.7%
6D Global Technologies, Inc. *(b)(d)	24,294	53,022
A10 Networks, Inc. *	45,219	267,697
ACI Worldwide, Inc. *	184,352	3,299,901
Actua Corp. *	70,100	663,146
Acxiom Corp. *	124,000	2,318,800
Alarm.com Holdings, Inc. *(b)	15,800	255,170
Amber Road, Inc. *	37,900	165,623
American Software, Inc., Class A	45,000	437,850

    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Angie's List, Inc. *	74,600	633,354
Apigee Corp. *(b)	7,000	54,040
Appfolio, Inc., Class A *(b)	6,300	84,420
Aspen Technology, Inc. *	134,999	4,379,368
AVG Technologies N.V. *	64,858	1,223,870
Bankrate, Inc. *	108,700	1,243,528
Barracuda Networks, Inc. *	11,600	122,728
Bazaarvoice, Inc. *	107,400	388,788
Benefitfocus, Inc. *	11,390	332,132
Blackbaud, Inc.	72,769	4,473,838
Blackhawk Network Holdings, Inc. *	86,302	3,252,722
Blucora, Inc. *	63,100	544,553
Bottomline Technologies de, Inc. *	63,700	1,835,834
Box, Inc., Class A *(b)	20,500	220,580
Brightcove, Inc. *	49,900	276,446
BroadSoft, Inc. *	45,600	1,559,976
CACI International, Inc., Class A *	38,258	3,178,092
Callidus Software, Inc. *	86,000	1,326,980
Carbonite, Inc. *	26,000	233,220
Cardtronics, Inc. *	71,500	2,202,915
Care.com, Inc. *(b)	23,800	142,562
Cass Information Systems, Inc.	17,640	897,876
ChannelAdvisor Corp. *	30,400	371,792
Ciber, Inc. *	120,800	392,600
Cimpress N.V. *(b)	51,400	4,035,928
Code Rebel Corp. *(b)	2,500	5,675
CommVault Systems, Inc. *	71,447	2,680,691
comScore, Inc. *	54,300	2,092,179
Constant Contact, Inc. *	51,085	1,614,797
Convergys Corp.	156,300	3,819,972
Cornerstone OnDemand, Inc. *	82,700	2,538,063
CSG Systems International, Inc.	51,100	1,785,434
Cvent, Inc. *	36,000	950,760
Datalink Corp. *	27,300	196,014
Demandware, Inc. *	53,310	2,261,943
DHI Group, Inc. *	73,100	680,561
Digimarc Corp. *(b)	13,600	486,608
Digital Turbine, Inc. *(b)	65,944	87,046
EarthLink Holdings Corp.	161,881	958,336
Ebix, Inc. (b)	41,800	1,426,216
Ellie Mae, Inc. *(b)	46,000	3,212,180
Endurance International Group Holdings, Inc. *	93,002	853,758
EnerNOC, Inc. *	42,000	220,500
Envestnet, Inc. *	59,454	1,394,196
EPAM Systems, Inc. *	76,183	5,706,107
Epiq Systems, Inc.	48,100	602,212
Euronet Worldwide, Inc. *	80,682	6,436,003
Everi Holdings, Inc. *	103,300	290,273
EVERTEC, Inc.	106,100	1,457,814
Everyday Health, Inc. *	26,939	123,919
ExlService Holdings, Inc. *	50,592	2,208,847
Fair Isaac Corp.	48,941	4,677,291
Five9, Inc. *	33,000	274,890
Fleetmatics Group plc *	60,600	2,630,646
Forrester Research, Inc.	16,017	512,064
Gigamon, Inc. *	44,500	1,163,675
Globant S.A. *(b)	24,751	752,925
Glu Mobile, Inc. *	170,358	376,491
Gogo, Inc. *(b)	89,100	1,296,405
GrubHub, Inc. *	118,576	2,235,158
Security	Number of Shares	Value ($)
GTT Communications, Inc. *	40,643	605,174
Guidance Software, Inc. *	31,700	152,160
Guidewire Software, Inc. *	109,227	6,011,854
Heartland Payment Systems, Inc.	56,800	5,230,144
Hortonworks, Inc. *	12,500	121,250
HubSpot, Inc. *	29,889	1,213,195
Imperva, Inc. *	41,942	2,162,530
Infoblox, Inc. *	94,600	1,526,844
Instructure, Inc. *	9,400	162,902
Interactive Intelligence Group, Inc. *	28,973	691,875
Internap Corp. *	96,000	370,560
Intralinks Holdings, Inc. *	61,600	496,496
j2 Global, Inc.	74,728	5,418,527
Jive Software, Inc. *	82,300	286,404
Limelight Networks, Inc. *	90,900	113,625
Lionbridge Technologies, Inc. *	99,900	462,537
Liquidity Services, Inc. *	35,400	230,454
LivePerson, Inc. *	99,100	560,906
LogMeIn, Inc. *	38,000	1,985,120
Luxoft Holding, Inc. *	28,470	2,137,528
Manhattan Associates, Inc. *	114,988	6,629,058
ManTech International Corp., Class A	38,700	1,115,721
Marchex, Inc., Class B	48,200	184,124
Marin Software, Inc. *	38,600	130,854
Marketo, Inc. *	53,589	1,018,727
MAXIMUS, Inc.	101,917	5,439,310
MaxPoint Interactive, Inc. *(b)	7,439	11,605
Mentor Graphics Corp.	157,267	2,733,300
MicroStrategy, Inc., Class A *	14,162	2,443,087
MINDBODY, Inc., Class A *(b)	9,300	109,926
MobileIron, Inc. *(b)	76,236	281,311
Model N, Inc. *	28,300	308,470
ModusLink Global Solutions, Inc. *	58,700	126,205
MoneyGram International, Inc. *	42,800	226,840
Monotype Imaging Holdings, Inc.	63,400	1,581,196
Monster Worldwide, Inc. *	133,500	666,165
NeuStar, Inc., Class A *(b)	88,379	2,172,356
New Relic, Inc. *	10,300	290,666
NIC, Inc.	102,900	2,036,391
OPOWER, Inc. *(b)	48,011	408,094
Park City Group, Inc. *(b)	14,000	122,220
Paycom Software, Inc. *	48,107	1,450,426
Paylocity Holding Corp. *	24,445	760,728
Pegasystems, Inc.	53,200	1,250,200
Perficient, Inc. *	53,497	1,019,118
PFSweb, Inc. *	18,923	234,267
Progress Software Corp. *	79,220	2,051,006
Proofpoint, Inc. *	62,000	3,122,320
PROS Holdings, Inc. *	34,000	417,520
Q2 Holdings, Inc. *	31,493	682,138
QAD, Inc., Class A	14,100	260,991
Qlik Technologies, Inc. *	142,321	3,563,718
Qualys, Inc. *	39,426	1,024,682
QuinStreet, Inc. *	44,900	171,069
Quotient Technology, Inc. *(b)	99,832	605,980
Rapid7, Inc. *(b)	9,900	129,690
RealNetworks, Inc. *	52,657	190,618
RealPage, Inc. *	82,900	1,599,141
Reis, Inc.	11,900	268,345
RetailMeNot, Inc. *	65,800	598,780
RingCentral, Inc., Class A *	82,168	1,792,906

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rocket Fuel, Inc. *(b)	26,900	84,197
Rovi Corp. *	130,136	2,532,447
Sapiens International Corp. N.V.	43,366	436,262
Science Applications International Corp.	70,784	3,016,814
SciQuest, Inc. *	48,200	613,586
Seachange International, Inc. *	46,700	290,474
ServiceSource International, Inc. *	105,500	408,285
Shutterstock, Inc. *(b)	32,660	943,547
Silver Spring Networks, Inc. *	60,200	689,290
SPS Commerce, Inc. *	25,500	1,664,640
Stamps.com, Inc. *	21,700	2,035,894
Sykes Enterprises, Inc. *	60,293	1,775,026
Synchronoss Technologies, Inc. *	62,462	1,913,836
Syntel, Inc. *	48,600	2,300,724
Take-Two Interactive Software, Inc. *	132,812	4,608,576
Tangoe, Inc. *	56,800	475,416
TechTarget, Inc. *	31,700	252,015
TeleCommunication Systems, Inc., Class A *	67,800	336,288
Telenav, Inc. *	40,000	230,400
TeleTech Holdings, Inc.	27,200	726,512
Textura, Corp. *	27,400	432,646
The Hackett Group, Inc.	40,800	602,616
The Rubicon Project, Inc. *	42,361	571,450
TiVo, Inc. *	150,203	1,198,620
Travelport Worldwide Ltd.	167,262	1,821,483
Travelzoo, Inc. *	9,800	79,478
TrueCar, Inc. *	86,959	563,494
TubeMogul, Inc. *(b)	29,288	330,076
Tyler Technologies, Inc. *	52,152	8,190,993
Unisys Corp. *	77,550	761,541
United Online, Inc. *	18,164	192,720
Varonis Systems, Inc. *	15,900	299,238
VASCO Data Security International, Inc. *(b)	45,900	711,450
Verint Systems, Inc. *	96,060	3,516,757
VirnetX Holding Corp. *(b)	65,700	261,486
Virtusa Corp. *	44,900	2,007,928
Web.com Group, Inc. *	66,800	1,257,844
WebMD Health Corp. *	58,570	2,993,513
Wix.com Ltd. *	31,800	649,356
Workiva, Inc. *	14,300	213,499
Xactly Corp. *	8,500	59,160
XO Group, Inc. *	39,800	593,020
Xura, Inc. *	37,570	806,252
Zendesk, Inc. *	86,094	1,894,929
Zix Corp. *	88,900	399,161
		233,791,293
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	79,800	1,449,168
Aerohive Networks, Inc. *(b)	31,800	149,142
Agilysys, Inc. *	24,000	237,600
Alliance Fiber Optic Products, Inc. *	24,500	352,065
Anixter International, Inc. *	44,824	2,216,099
Applied Optoelectronics, Inc. *	29,400	481,278
Avid Technology, Inc. *	60,942	432,688
AVX Corp.	72,454	831,772
Badger Meter, Inc.	21,940	1,224,910
Security	Number of Shares	Value ($)
Bel Fuse, Inc., Class B	14,100	213,897
Belden, Inc.	67,908	2,901,030
Benchmark Electronics, Inc. *	81,294	1,707,174
Black Box Corp.	24,092	183,581
CalAmp Corp. *	53,500	909,500
Calix, Inc. *	76,200	585,216
Checkpoint Systems, Inc.	61,644	399,453
Ciena Corp. *	194,474	3,455,803
Clearfield, Inc. *(b)	16,700	247,160
Coherent, Inc. *	37,189	2,873,594
Comtech Telecommunications Corp.	25,300	493,856
Control4 Corp. *(b)	31,800	217,194
CPI Card Group, Inc. *(b)	30,300	254,823
Cray, Inc. *	64,800	2,552,472
CTS Corp.	52,200	822,150
Daktronics, Inc.	59,300	476,179
Diebold, Inc.	101,933	2,825,583
Digi International, Inc. *	33,900	309,168
DTS, Inc. *	24,942	555,708
Eastman Kodak Co. *(b)	25,900	236,208
Electro Rent Corp.	25,200	220,248
Electronics For Imaging, Inc. *	72,388	2,995,415
EMCORE Corp. *	34,290	207,797
ePlus, Inc. *	9,200	871,332
Extreme Networks, Inc. *	166,900	460,644
Fabrinet *	56,500	1,407,415
FARO Technologies, Inc. *	25,200	646,884
FEI Co.	64,414	4,666,794
Finisar Corp. *	157,500	2,000,250
GSI Group, Inc. *	57,700	713,172
Harmonic, Inc. *	123,200	406,560
II-VI, Inc. *	82,800	1,722,240
Imation Corp. *	38,856	32,627
Immersion Corp. *	46,379	393,294
Infinera Corp. *	210,804	3,229,517
Insight Enterprises, Inc. *	60,100	1,420,163
InterDigital, Inc.	57,300	2,580,792
InvenSense, Inc. *	128,300	1,053,343
Itron, Inc. *	61,569	2,029,314
Ixia *	90,364	864,783
Kimball Electronics, Inc. *	49,900	500,996
Knowles Corp. *(b)	133,397	1,814,199
KVH Industries, Inc. *	30,800	297,220
Littelfuse, Inc.	34,800	3,546,120
Mercury Systems, Inc. *	54,201	1,034,697
Mesa Laboratories, Inc.	4,800	499,200
Methode Electronics, Inc.	60,600	1,579,236
MTS Systems Corp.	24,075	1,285,605
Multi-Fineline Electronix, Inc. *	12,100	202,433
NETGEAR, Inc. *	50,000	1,868,500
NetScout Systems, Inc. *	145,000	3,124,750
Newport Corp. *	57,700	878,771
Nimble Storage, Inc. *	77,777	510,995
Novatel Wireless, Inc. *(b)	52,496	56,696
Oclaro, Inc. *(b)	137,300	475,058
OSI Systems, Inc. *	31,400	1,721,348
Park Electrochemical Corp.	32,946	536,361
PC Connection, Inc.	17,700	399,489
Plantronics, Inc.	54,930	2,462,512
Plexus Corp. *	53,662	1,875,487
Polycom, Inc. *	214,200	2,182,698

    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pure Storage, Inc., Class A *(b)	45,000	585,450
QLogic Corp. *	138,368	1,773,878
Quantum Corp. *	324,083	154,004
RealD, Inc. *	60,400	627,556
Rofin-Sinar Technologies, Inc. *	45,436	1,158,164
Rogers Corp. *	27,867	1,322,847
Ruckus Wireless, Inc. *	122,500	1,030,225
Sanmina Corp. *	119,900	2,246,926
ScanSource, Inc. *	43,405	1,362,049
ShoreTel, Inc. *	105,257	864,160
Silicon Graphics International Corp. *	53,400	313,725
Sonus Networks, Inc. *	72,111	432,666
Stratasys Ltd. *(b)	77,206	1,258,458
Super Micro Computer, Inc. *	60,026	1,787,574
SYNNEX Corp.	44,900	3,769,355
Tech Data Corp. *	56,767	3,542,261
TTM Technologies, Inc. *	91,192	531,649
Ubiquiti Networks, Inc. *(b)	48,372	1,432,295
Universal Display Corp. *	64,252	3,154,773
ViaSat, Inc. *	67,419	4,213,688
Violin Memory, Inc. *(b)	117,600	104,664
Vishay Intertechnology, Inc.	217,528	2,492,871
Vishay Precision Group, Inc. *	16,500	195,030
		118,723,694
Telecommunication Services 0.9%
8x8, Inc. *	138,700	1,742,072
Atlantic Tele-Network, Inc.	16,700	1,285,733
Boingo Wireless, Inc. *	51,500	314,150
Cincinnati Bell, Inc. *	340,645	1,103,690
Cogent Communications Holdings, Inc.	71,600	2,392,156
Consolidated Communications Holdings, Inc.	82,274	1,648,771
FairPoint Communications, Inc. *	28,900	433,500
General Communication, Inc., Class A *	56,800	1,029,216
Globalstar, Inc. *(b)	745,589	954,354
Hawaiian Telcom Holdco, Inc. *	16,813	401,158
IDT Corp., Class B	31,300	397,510
inContact, Inc. *	101,000	873,650
Inteliquent, Inc.	54,500	936,310
Intelsat S.A. *(b)	40,100	133,934
Iridium Communications, Inc. *	133,700	930,552
Lumos Networks Corp. *	37,200	430,776
NTELOS Holdings Corp. *	26,050	240,963
ORBCOMM, Inc. *	99,400	725,620
pdvWireless, Inc. *(b)	22,505	541,695
Shenandoah Telecommunications Co.	74,800	1,718,904
Spok Holdings, Inc.	36,600	659,166
Straight Path Communications, Inc., Class B *(b)	13,015	292,837
Vonage Holdings Corp. *	285,200	1,463,076
Windstream Holdings, Inc. (b)	164,264	947,803
		21,597,596
Security	Number of Shares	Value ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	792,995
Allegiant Travel Co.	21,081	3,382,868
ArcBest Corp.	40,572	832,943
Atlas Air Worldwide Holdings, Inc. *	40,700	1,494,911
Celadon Group, Inc.	39,100	310,454
Covenant Transport Group, Inc., Class A *	15,994	312,363
Eagle Bulk Shipping, Inc. *(b)	29,680	39,177
Echo Global Logistics, Inc. *	45,275	996,503
Forward Air Corp.	49,182	2,122,695
Golden Ocean Group Ltd. *(b)	112,200	83,376
Hawaiian Holdings, Inc. *	74,900	2,637,229
Heartland Express, Inc.	81,500	1,397,725
Hub Group, Inc., Class A *	58,398	1,779,387
Knight Transportation, Inc.	96,600	2,363,802
Marten Transport Ltd.	35,365	593,425
Matson, Inc.	67,731	2,737,010
Navios Maritime Holdings, Inc.	116,400	113,385
P.A.M. Transportation Services, Inc. *	4,000	103,320
Park-Ohio Holdings Corp.	13,600	388,008
Radiant Logistics, Inc. *	36,754	121,656
Republic Airways Holdings, Inc. *	74,100	157,833
Roadrunner Transportation Systems, Inc. *	40,900	323,928
Safe Bulkers, Inc.	57,100	25,027
Saia, Inc. *	37,900	810,681
Scorpio Bulkers, Inc. *(b)	40,575	133,086
SkyWest, Inc.	81,212	1,219,804
Swift Transportation Co. *	135,100	2,203,481
Ultrapetrol Bahamas Ltd. *	33,800	2,163
Universal Truckload Services, Inc.	11,747	151,654
USA Truck, Inc. *	14,200	229,614
Virgin America, Inc. *	38,288	1,181,185
Werner Enterprises, Inc.	72,249	1,744,813
Wesco Aircraft Holdings, Inc. *	102,400	1,156,096
XPO Logistics, Inc. *(b)	110,902	2,534,111
YRC Worldwide, Inc. *	57,700	596,618
		35,073,326
Utilities 4.2%
Abengoa Yield plc (b)	80,384	1,362,509
ALLETE, Inc.	77,099	4,078,537
American States Water Co.	58,600	2,660,440
Artesian Resources Corp., Class A	10,500	318,255
Atlantic Power Corp. (b)	217,000	405,790
Avista Corp.	97,730	3,618,942
Black Hills Corp.	79,298	3,907,805
California Water Service Group	76,474	1,918,733
Chesapeake Utilities Corp.	23,400	1,473,498
Cleco Corp.	94,100	5,000,474
Connecticut Water Service, Inc.	18,400	789,912
Consolidated Water Co., Ltd.	20,376	236,973
Dynegy, Inc. *	192,800	2,282,752
El Paso Electric Co.	63,303	2,590,992
Genie Energy Ltd., Class B *	16,911	142,221
IDACORP, Inc.	77,943	5,424,053
MGE Energy, Inc.	53,840	2,608,548
Middlesex Water Co.	25,485	739,065

18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Jersey Resources Corp.	134,300	4,730,046
Northwest Natural Gas Co.	42,495	2,207,615
NorthWestern Corp.	72,569	4,052,253
NRG Yield, Inc., Class A	59,933	743,169
NRG Yield, Inc., Class C	91,524	1,211,778
ONE Gas, Inc.	81,800	4,626,608
Ormat Technologies, Inc.	58,273	2,062,864
Otter Tail Corp.	59,153	1,646,820
Pattern Energy Group, Inc.	85,900	1,627,805
Piedmont Natural Gas Co., Inc.	122,206	7,239,483
PNM Resources, Inc.	126,400	3,970,224
Portland General Electric Co.	139,608	5,426,563
SJW Corp.	24,600	801,960
South Jersey Industries, Inc.	108,420	2,695,321
Southwest Gas Corp.	73,096	4,300,238
Spark Energy, Inc., Class A (b)	6,900	186,576
Talen Energy Corp. *	127,547	911,961
TerraForm Global, Inc., Class A (b)	83,500	353,205
The Empire District Electric Co.	69,800	2,047,932
The Laclede Group, Inc.	67,771	4,333,278
The York Water Co.	19,200	512,064
Unitil Corp.	22,100	856,375
Vivint Solar, Inc. *(b)	27,000	224,100
WGL Holdings, Inc.	78,033	5,211,824
		101,539,561
Total Common Stock
(Cost $2,094,768,491)		2,383,930,317

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(d)	11,000	—
Consumer Services 0.0%
Empire Resorts, Inc. *(a)	1	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(d)	224,713	249,432
Omthera Pharmaceutical CVR *(a)(d)	8,400	—
		249,432
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	84,700	181,427
Total Rights
(Cost $462,876)		430,859

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(d)	24,500	—
Total Warrants
(Cost $—)		—
Security	Number of Shares	Value ($)
Other Investment Company 4.7% of net assets
Securities Lending Collateral 4.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	111,782,790	111,782,790
Total Other Investment Company
(Cost $111,782,790)		111,782,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
ING Bank
0.14%, 02/01/16	23,221,383	23,221,383
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	23,221,383	23,221,383
Wells Fargo
0.14%, 02/01/16	9,844,871	9,844,871
Total Short-Term Investments
(Cost $56,287,637)		56,287,637

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,271,081,316 and the unrealized appreciation and depreciation were $661,071,299 and ($379,721,012), respectively, with a net unrealized appreciation of $281,350,287.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $430,859 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $111,715,912.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	175	18,049,500	392,485

    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,150,139,024	$—	$—	$2,150,139,024
Software & Services	233,738,271	—	53,022	233,791,293
Rights [1]	—	—	430,859	430,859
Warrants [1]	—	—	—	—
Other Investment Company[1]	111,782,790	—	—	111,782,790
Short-Term Investments[1]	—	56,287,637	—	56,287,637
Total	$2,495,660,085	$56,287,637	$483,881	$2,552,431,603
Other Financial Instruments
Futures Contracts[2]	$392,485	$—	$—	$392,485
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock	$53,022	$—	$—	$—	$—	$—	$—	$53,022
Rights	320,914	2,530	(32,017)	249,432	($110,000)	—	—	430,859
Total	$373,936	$2,530	($32,017)	$249,432	($110,000)	$—	$—	$483,881
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	2,893,187,453	4,181,156,736
0.0%	Rights	67,392	62,256
0.0%	Warrants	—	—
1.0%	Other Investment Company	44,604,703	44,604,703
1.3%	Short-Term Investments	53,864,698	53,864,698
100.8%	Total Investments	2,991,724,246	4,279,688,393
(0.8%)	Other Assets and Liabilities, Net		(32,899,423)
100.0%	Net Assets		4,246,788,970

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets
Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	13,400	171,788
Autoliv, Inc. (c)	18,600	1,911,708
BorgWarner, Inc.	44,800	1,315,328
Cooper Tire & Rubber Co.	8,900	324,494
Cooper-Standard Holding, Inc. *	5,400	374,004
Dana Holding Corp.	35,200	418,528
Delphi Automotive plc	55,685	3,616,184
Dorman Products, Inc. *	5,000	216,500
Drew Industries, Inc.	5,400	309,960
Federal-Mogul Holdings Corp. *	22,200	105,894
Ford Motor Co.	781,740	9,333,976
General Motors Co.	283,885	8,414,352
Gentex Corp.	59,600	815,924
Gentherm, Inc. *	5,307	212,333
Harley-Davidson, Inc.	42,093	1,683,720
Horizon Global Corp. *	3,717	35,497
Johnson Controls, Inc.	132,500	4,752,775
Lear Corp.	14,000	1,453,620
LookSmart Group, Inc. *(b)(e)	160	—
Modine Manufacturing Co. *	12,100	77,682
Standard Motor Products, Inc.	7,500	279,825
Stoneridge, Inc. *	13,100	148,161
Strattec Security Corp.	1,500	71,955
Tenneco, Inc. *	10,080	385,157
Tesla Motors, Inc. *(c)	21,170	4,047,704
The Goodyear Tire & Rubber Co.	53,637	1,523,827
Thor Industries, Inc.	7,500	393,225
Tower International, Inc.	5,564	128,083
Security	Number of Shares	Value ($)
Visteon Corp.	8,000	535,040
Winnebago Industries, Inc.	7,400	130,314
		43,187,558
Banks 5.8%
1st Source Corp.	6,080	183,738
Ameris Bancorp	6,348	183,648
Arrow Financial Corp.	3,526	97,036
Associated Banc-Corp.	25,000	438,750
Astoria Financial Corp.	19,300	292,009
BancFirst Corp.	2,300	128,662
BancorpSouth, Inc.	16,112	336,419
Bank Mutual Corp.	18,268	143,952
Bank of America Corp.	2,107,001	29,792,994
Bank of Hawaii Corp.	10,000	599,300
Bank of the Ozarks, Inc.	22,800	1,010,952
BankUnited, Inc.	26,896	906,395
Banner Corp.	5,571	231,197
BB&T Corp.	162,332	5,301,763
BBCN Bancorp, Inc.	19,100	290,320
Beneficial Bancorp, Inc. *	9,899	128,192
Berkshire Hills Bancorp, Inc.	8,000	222,240
BNC Bancorp	11,012	255,699
BofI Holding, Inc. *	20,000	343,200
BOK Financial Corp. (c)	3,740	187,037
Boston Private Financial Holdings, Inc.	20,729	214,545
Brookline Bancorp, Inc.	11,705	130,628
Bryn Mawr Bank Corp.	3,400	89,182
Camden National Corp.	2,500	104,925
Capital Bank Financial Corp., Class A	10,300	313,635
Capital City Bank Group, Inc.	6,875	97,281
Capitol Federal Financial, Inc.	21,963	269,486
Cardinal Financial Corp.	3,700	70,559
Cathay General Bancorp	16,006	448,168
CenterState Banks, Inc.	17,590	249,602
Central Pacific Financial Corp.	10,269	215,136
Century Bancorp, Inc., Class A	800	32,400
Chemical Financial Corp.	8,683	276,640
CIT Group, Inc.	38,200	1,121,170
Citigroup, Inc.	604,089	25,722,110
Citizens Financial Group, Inc.	123,800	2,630,750
City Holding Co.	4,800	213,408
Columbia Banking System, Inc.	9,951	294,848
Comerica, Inc.	39,159	1,343,154
Commerce Bancshares, Inc.	19,507	802,323
Community Bank System, Inc.	10,700	402,748
Community Trust Bancorp, Inc.	2,735	95,287
Cullen/Frost Bankers, Inc.	12,600	603,036
CVB Financial Corp.	19,411	297,182
Dime Community Bancshares, Inc.	6,875	118,181
Eagle Bancorp, Inc. *	5,760	272,102
East West Bancorp, Inc.	29,100	943,422
Essent Group Ltd. *	14,900	267,753

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EverBank Financial Corp.	15,400	216,678
F.N.B. Corp.	31,061	374,285
Fifth Third Bancorp	166,314	2,627,761
First BanCorp (Puerto Rico) *	56,579	147,105
First Busey Corp.	6,733	124,089
First Citizens BancShares, Inc., Class A	1,900	467,514
First Commonwealth Financial Corp.	24,904	217,412
First Financial Bancorp	10,339	165,424
First Financial Bankshares, Inc. (c)	18,200	475,384
First Financial Corp.	2,600	85,930
First Horizon National Corp.	45,216	575,600
First Interstate BancSystem, Inc., Class A	8,900	239,855
First Merchants Corp.	9,041	206,677
First Midwest Bancorp, Inc.	15,825	275,830
First Niagara Financial Group, Inc.	58,465	572,372
First Republic Bank	33,724	2,293,232
First United Corp. *	2,200	21,296
FirstMerit Corp.	27,289	528,861
Flagstar Bancorp, Inc. *	8,060	150,319
Flushing Financial Corp.	6,800	149,600
Fulton Financial Corp.	28,262	363,167
Glacier Bancorp, Inc.	10,497	247,624
Great Southern Bancorp, Inc.	3,400	134,878
Great Western Bancorp, Inc.	13,000	339,560
Hancock Holding Co.	12,344	295,762
Hanmi Financial Corp.	7,000	151,900
Heartland Financial USA, Inc.	2,500	74,875
Heritage Financial Corp.	6,135	111,105
Hilltop Holdings, Inc. *	14,975	239,151
Home BancShares, Inc.	11,500	445,165
Huntington Bancshares, Inc.	177,099	1,519,509
IBERIABANK Corp.	6,075	290,689
Independent Bank Corp., Massachusetts	5,700	260,547
Independent Bank Corp., Michigan	431	6,525
International Bancshares Corp.	13,484	312,694
Investors Bancorp, Inc.	78,997	923,475
JPMorgan Chase & Co.	743,963	44,265,798
Kearny Financial Corp.	12,423	150,194
KeyCorp	192,190	2,144,840
Lakeland Financial Corp.	3,700	162,023
LegacyTexas Financial Group, Inc.	8,700	169,911
LendingTree, Inc. *	2,444	180,098
M&T Bank Corp.	35,266	3,885,608
MainSource Financial Group, Inc.	5,535	122,766
MB Financial, Inc.	13,857	431,230
Merchants Bancshares, Inc.	3,650	106,252
MGIC Investment Corp. *	62,600	414,412
MutualFirst Financial, Inc.	2,000	49,840
National Bank Holdings Corp., Class A	12,800	252,032
National Penn Bancshares, Inc.	32,675	372,495
Nationstar Mortgage Holdings, Inc. *(c)	10,200	103,020
NBT Bancorp, Inc.	11,500	297,850
New York Community Bancorp, Inc.	114,285	1,769,132
Northfield Bancorp, Inc.	15,765	244,042
Northrim BanCorp, Inc.	4,281	98,934
Northwest Bancshares, Inc.	19,350	243,230
Security	Number of Shares	Value ($)
OceanFirst Financial Corp.	7,150	126,698
Ocwen Financial Corp. *	18,620	100,734
OFG Bancorp	8,163	45,876
Old National Bancorp	16,800	206,976
Oritani Financial Corp.	6,000	100,320
PacWest Bancorp	24,833	911,619
Park National Corp.	4,845	426,893
People's United Financial, Inc.	79,087	1,136,480
Peoples Financial Corp. *	3,000	27,510
PHH Corp. *	22,086	271,216
Pinnacle Financial Partners, Inc.	6,475	322,779
Popular, Inc.	19,720	495,761
Premier Financial Bancorp, Inc.	2,645	40,495
PrivateBancorp, Inc.	13,000	489,190
Prosperity Bancshares, Inc.	11,300	479,120
Provident Financial Holdings, Inc.	4,350	76,038
Provident Financial Services, Inc.	14,017	275,294
Radian Group, Inc.	34,300	345,058
Regions Financial Corp.	273,873	2,223,849
Renasant Corp.	8,910	282,892
Republic Bancorp, Inc., Class A	6,521	174,176
S&T Bancorp, Inc.	4,400	118,844
Sandy Spring Bancorp, Inc.	5,900	156,940
Seacoast Banking Corp of Florida *	3,936	58,332
ServisFirst Bancshares, Inc.	5,000	200,350
Shore Bancshares, Inc.	1,250	14,275
Signature Bank *	11,500	1,602,410
Simmons First National Corp., Class A	4,000	177,240
South State Corp.	5,584	373,290
Southside Bancshares, Inc.	4,978	112,154
Southwest Bancorp, Inc.	7,800	130,572
State Bank Financial Corp.	6,200	119,412
Sterling Bancorp	19,185	301,396
Stock Yards Bancorp, Inc.	3,670	143,424
Suffolk Bancorp	4,600	128,754
Sun Bancorp, Inc. *	3,863	81,046
SunTrust Banks, Inc.	106,857	3,908,829
SVB Financial Group *	11,800	1,195,576
Synovus Financial Corp.	28,042	856,122
Talmer Bancorp, Inc., Class A	15,000	240,900
TCF Financial Corp.	32,100	385,521
Texas Capital Bancshares, Inc. *	7,800	278,460
TFS Financial Corp.	19,500	340,275
The First of Long Island Corp.	6,000	174,180
The PNC Financial Services Group, Inc.	105,342	9,127,884
Timberland Bancorp, Inc.	2,000	24,980
Tompkins Financial Corp.	4,024	225,424
Towne Bank	21,600	411,912
TriCo Bancshares	5,682	144,948
TrustCo Bank Corp.	20,657	113,614
Trustmark Corp.	14,762	319,450
U.S. Bancorp	336,537	13,481,672
UMB Financial Corp.	7,774	364,601
Umpqua Holdings Corp.	51,951	752,250
Union Bankshares Corp.	12,893	296,152
United Bankshares, Inc.	12,300	413,034
United Community Banks, Inc.	11,678	210,905
United Financial Bancorp, Inc.	14,699	166,099
Valley National Bancorp	77,242	679,730
Walker & Dunlop, Inc. *	9,700	232,412

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *(c)	5,325	52,664
Washington Federal, Inc.	14,942	319,012
Washington Trust Bancorp, Inc.	3,600	142,056
Webster Financial Corp.	15,963	529,493
Wells Fargo & Co.	940,113	47,221,876
WesBanco, Inc.	7,756	225,079
Westamerica Bancorp (c)	5,200	227,084
Western Alliance Bancorp *	16,600	540,828
Wilshire Bancorp, Inc.	9,900	104,841
Wintrust Financial Corp.	8,900	374,601
WSFS Financial Corp.	6,000	174,360
Zions Bancorp	42,725	969,003
		247,311,961
Capital Goods 7.3%
3M Co.	125,457	18,944,007
A.O. Smith Corp.	17,500	1,222,375
AAON, Inc.	10,279	221,307
AAR Corp.	8,400	176,484
Actuant Corp., Class A	10,280	239,318
Acuity Brands, Inc.	9,100	1,842,113
AECOM *	31,725	870,534
Aegion Corp. *	4,300	77,529
Aerojet Rocketdyne Holdings, Inc. *	11,600	190,820
Aerovironment, Inc. *	4,200	107,142
AGCO Corp.	15,462	754,082
Air Lease Corp.	17,400	448,224
Aircastle Ltd.	14,100	242,097
Alamo Group, Inc.	2,500	132,575
Albany International Corp., Class A	6,718	227,875
Allegion plc	17,433	1,055,742
Allison Transmission Holdings, Inc.	38,555	917,223
Altra Industrial Motion Corp.	4,300	96,578
American Railcar Industries, Inc. (c)	4,500	204,300
American Science & Engineering, Inc.	2,000	71,780
American Superconductor Corp. *	520	3,260
American Woodmark Corp. *	4,000	276,000
AMETEK, Inc.	50,659	2,383,506
Apogee Enterprises, Inc.	6,600	262,548
Applied Industrial Technologies, Inc.	6,525	250,821
Armstrong World Industries, Inc. *	8,495	328,587
Astec Industries, Inc.	5,700	212,610
Astronics Corp. *	2,550	82,212
AZZ, Inc.	5,700	293,436
B/E Aerospace, Inc.	22,900	926,305
Babcock & Wilcox Enterprises, Inc. *	8,700	179,655
Barnes Group, Inc.	11,200	364,112
Beacon Roofing Supply, Inc. *	16,100	652,050
Blount International, Inc. *	15,900	147,870
Briggs & Stratton Corp.	11,400	224,124
Builders FirstSource, Inc. *	17,100	137,313
BWX Technologies, Inc.	17,400	520,956
Carlisle Cos., Inc.	15,000	1,255,200
Caterpillar, Inc.	121,269	7,547,783
Chart Industries, Inc. *	4,400	71,324
Chicago Bridge & Iron Co., N.V.	17,800	690,996
CIRCOR International, Inc.	3,750	133,088
CLARCOR, Inc.	14,800	693,528
Colfax Corp. *	16,400	363,096
Security	Number of Shares	Value ($)
Columbus McKinnon Corp.	4,300	61,490
Comfort Systems USA, Inc.	7,700	218,218
Crane Co.	8,000	382,080
Cubic Corp.	4,500	179,820
Cummins, Inc.	32,400	2,912,436
Curtiss-Wright Corp.	9,100	627,900
Danaher Corp.	116,974	10,135,797
Deere & Co.	63,754	4,909,696
DigitalGlobe, Inc. *	12,322	161,418
Donaldson Co., Inc.	22,100	622,778
Dover Corp.	29,661	1,733,685
Ducommun, Inc. *	3,200	47,360
DXP Enterprises, Inc. *	1,700	26,656
Dycom Industries, Inc. *	5,300	351,178
Dynamic Materials Corp.	6,800	41,548
Eaton Corp. plc	89,977	4,544,738
EMCOR Group, Inc.	12,700	580,390
Emerson Electric Co.	129,408	5,950,180
Encore Wire Corp.	4,600	171,166
EnerSys	7,500	363,225
Engility Holdings, Inc.	4,116	55,607
EnPro Industries, Inc.	4,900	217,903
ESCO Technologies, Inc.	3,900	134,277
Esterline Technologies Corp. *	5,900	464,389
Fastenal Co. (c)	56,432	2,288,882
Federal Signal Corp.	12,800	189,312
Flowserve Corp.	27,700	1,070,328
Fluor Corp.	28,519	1,280,218
Fortune Brands Home & Security, Inc.	35,900	1,744,381
Franklin Electric Co., Inc.	9,700	264,616
FreightCar America, Inc.	2,500	47,625
FuelCell Energy, Inc. *(c)	2,450	13,059
Furmanite Corp. *	7,200	37,728
GATX Corp.	8,900	364,722
Generac Holdings, Inc. *	12,500	355,250
General Cable Corp.	6,700	78,524
General Dynamics Corp.	59,200	7,919,184
General Electric Co.	1,897,400	55,214,340
Gibraltar Industries, Inc. *	6,300	133,812
Graco, Inc.	10,812	785,816
Granite Construction, Inc.	8,150	314,834
Great Lakes Dredge & Dock Corp. *	11,600	39,904
Griffon Corp.	15,100	229,218
H&E Equipment Services, Inc.	6,800	79,220
Hardinge, Inc.	4,800	42,384
Harsco Corp.	11,300	72,772
HD Supply Holdings, Inc. *	34,600	908,942
HEICO Corp.	5,175	288,248
HEICO Corp., Class A	6,000	278,400
Hexcel Corp.	21,200	877,256
Hillenbrand, Inc.	17,800	482,024
Honeywell International, Inc.	158,780	16,386,096
Hubbell, Inc.	11,300	1,021,859
Huntington Ingalls Industries, Inc.	10,672	1,364,735
Hyster-Yale Materials Handling, Inc.	2,300	119,462
IDEX Corp.	19,025	1,379,503
Illinois Tool Works, Inc.	64,700	5,827,529
Ingersoll-Rand plc	51,700	2,660,999
Integrated Electrical Services, Inc. *	5,105	62,638
ITT Corp.	15,000	486,750
Jacobs Engineering Group, Inc. *	21,700	851,291

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
John Bean Technologies Corp.	4,983	228,271
Joy Global, Inc. (c)	17,550	174,974
Kadant, Inc.	3,001	116,469
Kaman Corp.	5,700	227,088
KBR, Inc.	24,000	342,240
Kennametal, Inc.	14,700	260,190
KLX, Inc. *	9,000	263,070
Kratos Defense & Security Solutions, Inc. *	10,180	32,474
L-3 Communications Holdings, Inc.	16,200	1,892,808
L.B. Foster Co., Class A	1,400	16,142
Lawson Products, Inc. *	5,500	106,590
Layne Christensen Co. *(c)	4,500	23,040
Lennox International, Inc.	7,471	895,175
Lincoln Electric Holdings, Inc.	13,600	724,064
Lindsay Corp. (c)	3,100	218,054
Lockheed Martin Corp.	52,635	11,105,985
Lydall, Inc. *	5,500	155,375
Masco Corp.	69,200	1,826,188
Masonite International Corp. *	12,700	704,977
MasTec, Inc. *	15,750	243,180
Meritor, Inc. *	22,600	154,358
Moog, Inc., Class A *	7,587	351,506
MRC Global, Inc. *	15,600	156,780
MSC Industrial Direct Co., Inc., Class A	12,000	777,720
Mueller Industries, Inc.	11,800	300,310
Mueller Water Products, Inc., Class A	23,139	189,971
MYR Group, Inc. *	8,500	170,085
National Presto Industries, Inc.	2,900	229,361
Navistar International Corp. *	11,600	84,332
NCI Building Systems, Inc. *	14,480	150,302
NN, Inc.	1,800	21,816
Nordson Corp.	9,500	574,085
Nortek, Inc. *	3,200	124,768
Northrop Grumman Corp.	37,659	6,969,175
NOW, Inc. *	18,205	246,860
Omega Flex, Inc.	700	20,720
Orbital ATK, Inc.	11,194	1,010,035
Oshkosh Corp.	14,300	470,899
Owens Corning	26,800	1,237,892
PACCAR, Inc.	75,022	3,681,330
Parker-Hannifin Corp.	26,900	2,613,604
Pentair plc	34,885	1,643,781
Powell Industries, Inc.	2,800	70,112
Precision Castparts Corp.	27,002	6,344,120
Preformed Line Products Co.	1,000	37,820
Primoris Services Corp.	6,900	140,691
Proto Labs, Inc. *	4,800	263,952
Quanex Building Products Corp.	6,125	113,374
Quanta Services, Inc. *	46,271	865,268
Raven Industries, Inc.	5,600	84,056
Raytheon Co.	60,477	7,755,570
RBC Bearings, Inc. *	6,000	355,980
Regal Beloit Corp.	8,700	489,027
Rexnord Corp. *	29,900	489,463
Rockwell Automation, Inc.	28,431	2,717,151
Rockwell Collins, Inc.	27,200	2,199,936
Roper Technologies, Inc.	20,959	3,681,868
Rush Enterprises, Inc., Class A *	8,200	156,620
Security	Number of Shares	Value ($)
Sensata Technologies Holding N.V. *	34,800	1,277,160
Simpson Manufacturing Co., Inc.	6,200	202,306
Snap-on, Inc.	10,580	1,709,305
SolarCity Corp. *(c)	13,500	481,275
Spirit AeroSystems Holdings, Inc., Class A *	22,800	966,720
SPX Corp.	7,110	66,123
SPX FLOW, Inc. *	7,110	169,502
Standex International Corp.	3,000	216,660
Stanley Black & Decker, Inc.	29,213	2,755,954
Sun Hydraulics Corp.	5,600	142,576
TAL International Group, Inc. *	6,000	67,680
TASER International, Inc. *	11,800	181,602
Teledyne Technologies, Inc. *	6,757	549,006
Tennant Co.	4,200	227,262
Terex Corp.	18,400	412,160
Textainer Group Holdings Ltd. (c)	9,500	101,175
Textron, Inc.	56,100	1,919,742
The Boeing Co.	127,236	15,284,861
The Gorman-Rupp Co.	5,141	130,684
The Greenbrier Cos., Inc. (c)	5,800	149,988
The KEYW Holding Corp. *(c)	8,400	39,480
The Manitowoc Co., Inc.	23,200	365,168
The Middleby Corp. *	11,500	1,039,140
The Timken Co.	13,100	347,805
The Toro Co.	10,600	789,912
Thermon Group Holdings, Inc. *	9,500	159,790
Titan International, Inc.	6,925	20,775
Titan Machinery, Inc. *	3,600	30,564
TransDigm Group, Inc. *	11,800	2,651,814
Trex Co., Inc. *	5,400	202,824
TriMas Corp. *	9,293	160,676
Trinity Industries, Inc.	28,300	606,186
Triumph Group, Inc.	8,100	206,550
Tutor Perini Corp. *	7,100	93,791
United Rentals, Inc. *	18,900	905,499
United Technologies Corp.	165,928	14,550,226
Universal Forest Products, Inc.	4,600	316,894
USG Corp. *	16,900	302,341
Valmont Industries, Inc.	4,300	458,337
Vectrus, Inc. *	1,938	38,295
Veritiv Corp. *	1,466	45,226
Vicor Corp. *	9,900	83,160
W.W. Grainger, Inc. (c)	12,100	2,379,949
Wabash National Corp. *	11,200	123,872
WABCO Holdings, Inc. *	10,233	917,388
Wabtec Corp.	19,456	1,244,211
Watsco, Inc.	4,200	488,082
Watts Water Technologies, Inc., Class A	4,000	197,080
WESCO International, Inc. *	8,100	327,078
Woodward, Inc.	10,500	484,995
Xylem, Inc.	30,500	1,096,475
		310,684,657
Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	7,200	216,216
Acacia Research Corp.	15,600	58,344
ACCO Brands Corp. *	42,001	254,946
AMREP Corp. *	2,500	9,800

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ARC Document Solutions, Inc. *	7,000	25,830
Brady Corp., Class A	6,400	143,616
Casella Waste Systems, Inc., Class A *	13,300	79,135
CDI Corp.	5,500	28,270
CEB, Inc.	5,500	324,390
Cenveo, Inc. *(c)	7,300	3,511
Cintas Corp.	19,650	1,688,328
Clean Harbors, Inc. *	9,100	403,221
Compx International, Inc.	2,000	20,200
Copart, Inc. *	27,218	912,075
Covanta Holding Corp.	26,400	373,296
CRA International, Inc. *	4,200	78,246
Deluxe Corp.	7,600	424,840
Ennis, Inc.	6,500	129,805
Equifax, Inc.	21,895	2,316,491
Essendant, Inc.	5,800	173,188
Exponent, Inc.	6,600	338,646
FTI Consulting, Inc. *	5,700	193,173
G&K Services, Inc., Class A	4,100	263,958
GP Strategies Corp. *	1,500	36,285
Healthcare Services Group, Inc.	12,656	447,643
Heidrick & Struggles International, Inc.	5,000	131,800
Herman Miller, Inc.	8,700	222,894
HNI Corp.	12,700	432,054
Hudson Global, Inc. *	3,220	8,694
Huron Consulting Group, Inc. *	5,000	280,550
ICF International, Inc. *	6,500	222,365
IHS, Inc., Class A *	15,200	1,590,224
InnerWorkings, Inc. *	7,400	52,244
Insperity, Inc.	6,800	305,524
Interface, Inc.	8,400	141,876
KAR Auction Services, Inc.	29,400	982,548
Kelly Services, Inc., Class A	5,700	94,506
Kforce, Inc.	7,105	158,441
Kimball International, Inc., Class B	9,100	87,724
Knoll, Inc.	7,000	128,450
Korn/Ferry International	6,600	203,346
ManpowerGroup, Inc.	14,537	1,109,900
Mastech Holdings, Inc. *	675	4,516
Matthews International Corp., Class A	5,300	264,523
McGrath RentCorp	4,600	112,286
Mistras Group, Inc. *	4,000	90,360
Mobile Mini, Inc.	14,700	381,024
MSA Safety, Inc.	8,700	372,360
Multi-Color Corp.	4,625	291,514
Navigant Consulting, Inc. *	14,000	221,060
Nielsen Holdings plc	75,100	3,616,816
NL Industries, Inc. *	7,800	16,224
On Assignment, Inc. *	6,500	251,225
Performant Financial Corp. *	7,700	13,167
Pitney Bowes, Inc.	35,500	695,090
Quad Graphics, Inc.	9,800	98,784
R.R. Donnelley & Sons Co.	36,638	511,833
Republic Services, Inc.	47,845	2,090,826
Resources Connection, Inc.	11,300	170,743
Robert Half International, Inc.	26,900	1,177,413
Rollins, Inc.	21,927	604,089
RPX Corp. *	10,300	119,274
Steelcase, Inc., Class A	11,500	146,740
Security	Number of Shares	Value ($)
Stericycle, Inc. *	16,600	1,997,810
Team, Inc. *	3,000	72,000
Tetra Tech, Inc.	13,131	347,840
The ADT Corp.	33,866	1,001,756
The Advisory Board Co. *	13,800	631,626
The Brink's Co.	7,100	208,740
The Dun & Bradstreet Corp.	7,840	771,613
TRC Cos., Inc. *	3,350	29,581
TriNet Group, Inc. *	11,600	171,680
TrueBlue, Inc. *	10,100	230,684
Tyco International plc	80,758	2,777,268
UniFirst Corp.	3,700	389,610
US Ecology, Inc.	3,500	118,895
Verisk Analytics, Inc. *	31,000	2,263,000
Viad Corp.	3,625	106,829
Virco Manufacturing Corp. *	1,170	3,627
WageWorks, Inc. *	11,900	532,406
Waste Connections, Inc.	26,412	1,583,928
Waste Management, Inc.	80,110	4,241,824
West Corp.	11,812	213,915
		44,041,092
Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	2,400	29,544
Beazer Homes USA, Inc. *	10,835	92,639
Brunswick Corp.	18,400	733,240
CalAtlantic Group, Inc.	12,527	407,002
Callaway Golf Co.	31,065	270,576
Carter's, Inc.	9,400	913,868
Cavco Industries, Inc. *	1,610	135,015
Coach, Inc.	66,208	2,453,006
Columbia Sportswear Co.	6,900	380,742
Crocs, Inc. *	15,000	138,150
CSS Industries, Inc.	4,800	134,448
D.R. Horton, Inc.	64,190	1,765,867
Deckers Outdoor Corp. *	7,500	370,950
Ethan Allen Interiors, Inc.	10,200	272,340
Flexsteel Industries, Inc.	1,900	82,878
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	249,781
G-III Apparel Group Ltd. *	11,300	557,768
Garmin Ltd.	22,300	784,514
GoPro, Inc., Class A *(c)	15,000	171,750
Hanesbrands, Inc.	78,188	2,390,207
Harman International Industries, Inc.	17,000	1,264,630
Hasbro, Inc.	22,600	1,678,728
Helen of Troy Ltd. *	5,000	446,850
Hovnanian Enterprises, Inc., Class A *(c)	50,500	77,770
Iconix Brand Group, Inc. *(c)	9,600	63,744
iRobot Corp. *	7,300	247,689
JAKKS Pacific, Inc. *(c)	7,500	55,875
Jarden Corp. *	40,149	2,129,904
Kate Spade & Co. *	27,500	489,775
KB Home (c)	19,700	213,942
La-Z-Boy, Inc.	7,500	160,800
LeapFrog Enterprises, Inc. *	9,000	5,400
Leggett & Platt, Inc.	28,300	1,174,733
Lennar Corp., Class A	36,290	1,529,624
Libbey, Inc.	7,232	115,712
lululemon athletica, Inc. *	20,157	1,251,145

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	195,905
M/I Homes, Inc. *	3,000	53,760
Marine Products Corp.	405	3,159
Mattel, Inc.	66,200	1,826,458
Meritage Homes Corp. *	5,900	194,759
Michael Kors Holdings Ltd. *	38,700	1,544,130
Mohawk Industries, Inc. *	12,319	2,050,005
Movado Group, Inc.	5,800	149,060
NACCO Industries, Inc., Class A	1,900	90,421
Nautilus, Inc. *	9,825	191,391
Newell Rubbermaid, Inc.	54,900	2,129,022
NIKE, Inc., Class B	266,390	16,518,844
NVR, Inc. *	700	1,155,700
Oxford Industries, Inc.	2,500	174,650
Perry Ellis International, Inc. *	5,500	104,555
Polaris Industries, Inc.	11,781	869,909
PulteGroup, Inc.	68,976	1,156,038
PVH Corp.	16,411	1,204,239
Ralph Lauren Corp.	12,400	1,395,000
Sequential Brands Group, Inc. *	18,160	116,950
Skechers U.S.A., Inc., Class A *	25,800	727,302
Skyline Corp. *	2,600	11,700
Smith & Wesson Holding Corp. *	12,400	267,344
Stanley Furniture Co., Inc. *	6,875	16,500
Steven Madden Ltd. *	24,112	778,577
Sturm, Ruger & Co., Inc.	2,700	158,895
Superior Uniform Group, Inc.	3,200	57,056
Taylor Morrison Home Corp., Class A *	9,876	119,006
Tempur Sealy International, Inc. *	13,900	838,726
Toll Brothers, Inc. *	31,200	861,744
TopBuild Corp. *	7,688	205,885
TRI Pointe Group, Inc. *	25,000	263,500
Tumi Holdings, Inc. *	9,200	159,068
Tupperware Brands Corp.	9,700	450,371
Under Armour, Inc., Class A *	34,300	2,930,249
Universal Electronics, Inc. *	5,200	260,780
Vera Bradley, Inc. *	11,000	162,580
VF Corp.	66,900	4,187,940
Vince Holding Corp. *	5,757	29,764
Vista Outdoor, Inc. *	11,074	533,878
Whirlpool Corp.	17,614	2,367,145
Wolverine World Wide, Inc.	27,500	465,025
		70,217,596
Consumer Services 2.4%
American Public Education, Inc. *	5,600	88,368
Apollo Education Group, Inc. *	16,450	130,613
Aramark	46,800	1,495,260
Ascent Capital Group, Inc., Class A *	3,116	35,491
Belmond Ltd., Class A *	12,600	106,596
Biglari Holdings, Inc. *	279	105,512
BJ's Restaurants, Inc. *	7,300	313,097
Bloomin' Brands, Inc.	20,900	369,094
Bob Evans Farms, Inc.	4,200	171,948
Boyd Gaming Corp. *	21,300	379,353
Bridgepoint Education, Inc. *	13,700	91,790
Bright Horizons Family Solutions, Inc. *	13,712	962,171
Brinker International, Inc.	12,650	629,211
Security	Number of Shares	Value ($)
Buffalo Wild Wings, Inc. *	4,800	731,040
Caesars Entertainment Corp. *(c)	8,300	57,519
Career Education Corp. *	25,114	72,328
Carnival Corp.	95,439	4,593,479
Chipotle Mexican Grill, Inc. *	6,179	2,798,902
Choice Hotels International, Inc.	5,200	227,344
Churchill Downs, Inc.	2,900	400,606
Chuy's Holdings, Inc. *	6,760	231,124
ClubCorp Holdings, Inc.	10,442	124,991
Cracker Barrel Old Country Store, Inc. (c)	5,146	675,310
Darden Restaurants, Inc.	25,500	1,608,030
Denny's Corp. *	21,100	197,707
DeVry Education Group, Inc.	9,400	187,060
Diamond Resorts International, Inc. *	12,100	222,882
DineEquity, Inc.	3,000	254,760
Domino's Pizza, Inc.	12,200	1,389,946
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,368
Dover Motorsports, Inc.	1,400	3,108
Dunkin' Brands Group, Inc.	21,600	850,176
Eldorado Resorts, Inc. *	5,800	59,856
Extended Stay America, Inc.	13,200	169,092
Fiesta Restaurant Group, Inc. *	4,300	156,520
Golden Entertainment, Inc. *	3,400	33,898
Graham Holdings Co., Class B	900	436,221
Grand Canyon Education, Inc. *	8,500	320,025
H&R Block, Inc.	54,700	1,862,535
Hilton Worldwide Holdings, Inc.	103,347	1,840,610
Houghton Mifflin Harcourt Co. *	19,600	349,664
Hyatt Hotels Corp., Class A *	9,600	371,328
International Speedway Corp., Class A	6,445	220,032
Interval Leisure Group, Inc.	10,769	126,859
Isle of Capri Casinos, Inc. *	11,800	149,388
ITT Educational Services, Inc. *(c)	5,600	15,176
J Alexander's Holdings, Inc. *	2,846	26,838
Jack in the Box, Inc.	7,000	543,480
K12, Inc. *	12,100	111,199
Krispy Kreme Doughnuts, Inc. *	14,100	206,706
La Quinta Holdings, Inc. *	15,800	179,172
Las Vegas Sands Corp.	74,000	3,337,400
LifeLock, Inc. *	11,000	131,780
Luby's, Inc. *	6,900	29,808
Marriott International, Inc., Class A	39,208	2,402,666
Marriott Vacations Worldwide Corp.	4,080	201,511
McDonald's Corp.	185,940	23,015,653
MGM Resorts International *	95,500	1,917,640
Monarch Casino & Resort, Inc. *	8,000	165,600
Norwegian Cruise Line Holdings Ltd. *	32,100	1,456,377
Panera Bread Co., Class A *	5,600	1,086,400
Papa John's International, Inc.	6,800	324,700
Penn National Gaming, Inc. *	17,000	240,210
Pinnacle Entertainment, Inc. *	9,800	299,292
Popeyes Louisiana Kitchen, Inc. *	6,600	406,758
Red Robin Gourmet Burgers, Inc. *	2,300	142,002
Regis Corp. *	17,300	258,462
Royal Caribbean Cruises Ltd.	34,300	2,811,228
Ruby Tuesday, Inc. *	33,713	183,736
Scientific Games Corp., Class A *(c)	10,900	64,528

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SeaWorld Entertainment, Inc.	12,511	238,460
Service Corp. International	35,000	846,650
ServiceMaster Global Holdings, Inc. *	23,500	991,935
Six Flags Entertainment Corp.	15,600	784,212
Sonic Corp.	12,868	378,062
Sotheby's	11,338	266,330
Speedway Motorsports, Inc.	6,700	126,429
Starbucks Corp.	297,694	18,090,864
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,068,235
Strayer Education, Inc. *	4,300	229,577
Texas Roadhouse, Inc.	16,100	592,963
The Cheesecake Factory, Inc.	7,087	342,302
The Wendy's Co.	50,775	519,428
Vail Resorts, Inc.	7,500	937,500
Weight Watchers International, Inc. *(c)	6,500	82,485
Wyndham Worldwide Corp.	23,044	1,495,556
Wynn Resorts Ltd. (c)	15,600	1,050,504
Yum! Brands, Inc.	85,200	6,165,924
		100,371,950
Diversified Financials 4.4%
Affiliated Managers Group, Inc. *	11,217	1,505,209
Ally Financial, Inc. *	85,600	1,356,760
American Express Co.	171,903	9,196,810
Ameriprise Financial, Inc.	35,830	3,247,989
Arlington Asset Investment Corp., Class A	6,941	77,045
Artisan Partners Asset Management, Inc., Class A	5,500	172,150
Ashford, Inc. *	103	5,469
Associated Capital Group, Inc., Class A *	3,400	92,072
Asta Funding, Inc. *	6,000	44,940
Atlanticus Holdings Corp. *	4,629	14,026
Berkshire Hathaway, Inc., Class B *	377,702	49,014,389
BGC Partners, Inc., Class A	28,300	258,945
BlackRock, Inc.	25,032	7,866,556
Calamos Asset Management, Inc., Class A	5,000	47,950
Capital One Financial Corp.	105,257	6,906,964
Cash America International, Inc.	6,900	206,586
CBOE Holdings, Inc.	20,800	1,385,696
CME Group, Inc.	66,950	6,015,457
Cohen & Steers, Inc.	5,400	163,188
Cowen Group, Inc., Class A *	11,889	34,003
Credit Acceptance Corp. *	2,100	375,816
Discover Financial Services	88,507	4,052,736
E*TRADE Financial Corp. *	53,233	1,254,169
Eaton Vance Corp.	22,700	650,582
Encore Capital Group, Inc. *(c)	5,600	128,352
Enova International, Inc. *	6,313	35,163
Evercore Partners, Inc., Class A	6,500	293,605
EZCORP, Inc., Class A *	20,600	62,624
FactSet Research Systems, Inc.	6,650	1,002,155
FBR & Co.	1,000	18,310
Federated Investors, Inc., Class B	14,650	370,499
Financial Engines, Inc.	7,800	210,366
First Cash Financial Services, Inc. *	13,100	465,050
Security	Number of Shares	Value ($)
FNFV Group *	16,478	154,564
Franklin Resources, Inc.	74,800	2,592,568
FXCM, Inc., Class A *	1,407	16,377
GAMCO Investors, Inc., Class A	3,400	98,872
Green Dot Corp., Class A *	10,049	178,571
Greenhill & Co., Inc.	4,500	107,010
HFF, Inc., Class A *	9,800	279,986
Interactive Brokers Group, Inc., Class A	13,600	438,872
Intercontinental Exchange, Inc.	23,686	6,248,367
INTL FCStone, Inc. *	4,437	125,079
Invesco Ltd.	88,200	2,639,826
Investment Technology Group, Inc.	8,050	138,541
Janus Capital Group, Inc.	26,200	329,858
KCG Holdings, Inc., Class A *	15,533	158,747
Lazard Ltd., Class A	28,600	1,029,314
Legg Mason, Inc.	17,550	537,381
LendingClub Corp. *	51,500	380,070
Leucadia National Corp.	57,450	951,372
LPL Financial Holdings, Inc. (c)	22,300	678,366
MarketAxess Holdings, Inc.	8,900	1,034,447
McGraw Hill Financial, Inc.	52,461	4,460,234
Moody's Corp.	33,600	2,995,104
Morgan Stanley	307,525	7,958,747
Morningstar, Inc.	5,500	442,255
MSCI, Inc.	20,000	1,376,800
Nasdaq, Inc.	26,100	1,618,200
Navient Corp.	72,000	688,320
Nelnet, Inc., Class A	6,400	207,808
NewStar Financial, Inc. *	13,500	103,410
Northern Trust Corp.	45,100	2,799,808
NorthStar Asset Management Group, Inc.	33,475	386,302
OneMain Holdings, Inc. *	10,500	277,515
PICO Holdings, Inc. *	3,700	32,486
Piper Jaffray Cos. *	3,950	134,300
PRA Group, Inc. *	9,800	291,550
Raymond James Financial, Inc.	30,750	1,347,158
Resource America, Inc., Class A	4,000	17,440
Santander Consumer USA Holdings, Inc. *	24,000	250,800
SEI Investments Co.	31,100	1,220,364
SLM Corp. *	72,000	460,800
State Street Corp.	78,960	4,400,441
Stifel Financial Corp. *	11,785	394,326
Synchrony Financial *	169,113	4,806,191
T. Rowe Price Group, Inc.	49,500	3,512,025
TD Ameritrade Holding Corp.	56,600	1,561,028
The Bank of New York Mellon Corp.	220,518	7,987,162
The Charles Schwab Corp. (a)	240,126	6,130,417
The First Marblehead Corp. *	750	2,835
The Goldman Sachs Group, Inc.	79,655	12,869,062
Virtus Investment Partners, Inc.	875	77,000
Voya Financial, Inc.	45,389	1,387,996
Waddell & Reed Financial, Inc., Class A	14,750	404,740
Westwood Holdings Group, Inc.	1,785	84,609
WisdomTree Investments, Inc.	20,500	246,000
World Acceptance Corp. *(c)	3,000	86,820
		185,669,872

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 5.9%
Abraxas Petroleum Corp. *	36,200	41,268
Adams Resources & Energy, Inc.	2,300	77,441
Alon USA Energy, Inc.	8,700	109,446
Anadarko Petroleum Corp.	99,168	3,876,477
Antero Resources Corp. *(c)	27,800	755,326
Apache Corp.	77,572	3,299,913
Approach Resources, Inc. *(c)	4,000	5,160
Archrock, Inc.	10,720	64,320
Atwood Oceanics, Inc. (c)	9,500	58,235
Baker Hughes, Inc.	89,465	3,892,622
Basic Energy Services, Inc. *(c)	8,500	19,550
Bill Barrett Corp. *	6,700	24,790
Bonanza Creek Energy, Inc. *(c)	6,200	17,670
Bristow Group, Inc.	6,000	139,560
C&J Energy Services Ltd. *(c)	10,200	25,092
Cabot Oil & Gas Corp.	86,400	1,792,800
California Resources Corp.	55,701	79,652
Callon Petroleum Co. *	18,200	124,670
Cameron International Corp. *	39,247	2,576,958
CARBO Ceramics, Inc. (c)	3,300	54,615
Carrizo Oil & Gas, Inc. *	13,100	355,403
Cheniere Energy, Inc. *	46,200	1,388,310
Chesapeake Energy Corp. (c)	102,430	347,238
Chevron Corp.	378,423	32,722,237
Cimarex Energy Co.	20,162	1,875,066
Clayton Williams Energy, Inc. *	2,500	42,950
Clean Energy Fuels Corp. *(c)	17,300	46,364
Cloud Peak Energy, Inc. *	8,700	13,050
Cobalt International Energy, Inc. *	75,700	286,903
Columbia Pipeline Group, Inc.	83,764	1,553,822
Comstock Resources, Inc. *(c)	6,400	11,200
Concho Resources, Inc. *	26,831	2,552,433
ConocoPhillips	245,731	9,603,167
CONSOL Energy, Inc. (c)	44,600	354,124
Contango Oil & Gas Co. *	5,200	33,332
Continental Resources, Inc. *	17,000	358,870
Core Laboratories N.V.	9,800	964,320
CVR Energy, Inc.	5,100	178,602
Delek US Holdings, Inc.	10,700	182,114
Denbury Resources, Inc.	57,225	89,271
Devon Energy Corp.	74,260	2,071,854
Diamond Offshore Drilling, Inc. (c)	11,400	211,926
Diamondback Energy, Inc. *	13,721	1,036,622
Dril-Quip, Inc. *	6,700	392,888
Energen Corp.	17,500	617,225
Energy XXI Ltd. (c)	15,061	13,059
ENGlobal Corp. *	4,000	3,628
Ensco plc, Class A	57,100	558,438
EOG Resources, Inc.	111,048	7,886,629
EP Energy Corp., Class A *(c)	19,147	71,610
EQT Corp.	28,600	1,765,764
Era Group, Inc. *	2,850	26,163
EXCO Resources, Inc. *(c)	51,400	61,166
Exterran Corp. *	5,360	88,547
Exxon Mobil Corp.	838,599	65,284,932
FMC Technologies, Inc. *	46,764	1,176,115
Forum Energy Technologies, Inc. *	11,200	125,552
Frank's International N.V.	14,000	204,820
Geospace Technologies Corp. *	1,800	19,458
Green Plains, Inc.	9,300	176,235
Security	Number of Shares	Value ($)
Gulf Island Fabrication, Inc.	4,100	35,752
Gulfmark Offshore, Inc., Class A *(c)	4,100	15,539
Gulfport Energy Corp. *	24,003	709,289
Halcon Resources Corp. *	15,140	8,327
Halliburton Co.	166,144	5,281,718
Harvest Natural Resources, Inc. *	9,300	5,002
Helix Energy Solutions Group, Inc. *	14,064	56,678
Helmerich & Payne, Inc. (c)	29,417	1,494,384
Hess Corp.	47,300	2,010,250
HollyFrontier Corp.	38,654	1,351,730
Hornbeck Offshore Services, Inc. *	5,000	40,650
Houston American Energy Corp. *	4,000	699
ION Geophysical Corp. *	13,900	6,254
Key Energy Services, Inc. *	22,300	7,152
Kinder Morgan, Inc.	370,578	6,096,008
Kosmos Energy Ltd. *	31,100	142,127
Laredo Petroleum, Inc. *(c)	22,700	176,152
Marathon Oil Corp.	130,614	1,270,874
Marathon Petroleum Corp.	109,008	4,555,444
Matador Resources Co. *	12,100	193,963
Matrix Service Co. *	8,000	151,680
McDermott International, Inc. *	39,100	107,916
Memorial Resource Development Corp. *	16,000	254,560
Midstates Petroleum Co., Inc. *	1,440	1,469
Murphy Oil Corp.	29,000	568,690
Nabors Industries Ltd.	70,734	520,602
National Oilwell Varco, Inc.	72,822	2,369,628
Natural Gas Services Group, Inc. *	7,500	141,900
Newfield Exploration Co. *	33,100	962,217
Newpark Resources, Inc. *	11,500	56,005
Noble Corp., plc (c)	46,155	359,547
Noble Energy, Inc.	87,679	2,838,169
Northern Oil & Gas, Inc. *(c)	8,200	27,060
Oasis Petroleum, Inc. *	24,200	129,470
Occidental Petroleum Corp.	149,753	10,307,499
Oceaneering International, Inc.	23,100	781,935
Oil States International, Inc. *	8,600	242,778
ONEOK, Inc.	45,929	1,144,091
Pacific Ethanol, Inc. *	10,200	35,598
Panhandle Oil & Gas, Inc., Class A	6,200	89,466
Parker Drilling Co. *	18,300	25,071
Parsley Energy, Inc., Class A *	17,000	327,420
Patterson-UTI Energy, Inc.	28,500	409,830
PBF Energy, Inc., Class A	21,913	766,736
PDC Energy, Inc. *	9,300	528,891
Peabody Energy Corp. (c)	3,120	13,884
PetroQuest Energy, Inc. *	13,200	6,204
PHI, Inc. - Non Voting Shares *	4,000	72,520
Phillips 66	96,165	7,707,625
Pioneer Energy Services Corp. *	13,100	17,947
Pioneer Natural Resources Co.	29,633	3,673,010
QEP Resources, Inc.	30,600	392,292
Range Resources Corp. (c)	30,805	910,596
Resolute Energy Corp. *	11,900	7,735
REX American Resources Corp. *	4,875	260,471
Rex Energy Corp. *(c)	8,000	5,946
Rice Energy, Inc. *	12,036	140,460
RigNet, Inc. *	4,141	60,417
Rowan Cos. plc, Class A	20,500	259,325
RPC, Inc.	16,118	200,991
RSP Permian, Inc. *	12,800	301,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sanchez Energy Corp. *(c)	8,700	31,494
Schlumberger Ltd.	252,803	18,270,073
SEACOR Holdings, Inc. *	4,850	223,149
SemGroup Corp., Class A	7,000	154,980
Seventy Seven Energy, Inc. *(c)	6,366	2,728
SM Energy Co.	11,200	156,576
Solazyme, Inc. *(c)	12,100	19,965
Southwestern Energy Co. *(c)	79,675	708,311
Spectra Energy Corp.	140,178	3,847,886
Stone Energy Corp. *	7,383	22,740
Superior Energy Services, Inc.	26,099	269,081
Synergy Resources Corp. *	33,100	209,854
Targa Resources Corp.	8,300	186,501
Teekay Corp.	8,600	58,910
Tesco Corp.	7,000	47,600
Tesoro Corp.	24,700	2,155,075
TETRA Technologies, Inc. *	12,100	74,899
The Williams Cos., Inc.	138,600	2,674,980
Tidewater, Inc. (c)	7,700	40,887
Transocean Ltd. (c)	67,500	703,350
Ultra Petroleum Corp. *(c)	25,300	57,178
Unit Corp. *	7,400	77,182
US Silica Holdings, Inc. (c)	10,600	197,690
VAALCO Energy, Inc. *	12,600	17,766
Valero Energy Corp.	101,280	6,873,874
W&T Offshore, Inc. *(c)	7,500	14,625
Warren Resources, Inc. *	22,100	3,536
Weatherford International plc *	155,549	1,048,400
Western Refining, Inc.	12,253	403,124
Westmoreland Coal Co. *(c)	9,600	53,568
Whiting Petroleum Corp. *	42,070	309,214
World Fuel Services Corp.	17,400	677,730
WPX Energy, Inc. *	33,353	180,773
		252,197,754
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	7,100	857,254
Costco Wholesale Corp.	86,285	13,039,389
CVS Health Corp.	221,337	21,378,941
Ingles Markets, Inc., Class A	4,200	161,112
PriceSmart, Inc.	7,100	543,576
Rite Aid Corp. *	201,480	1,569,529
SpartanNash, Co.	12,540	257,321
Sprouts Farmers Market, Inc. *	35,374	806,527
SUPERVALU, Inc. *	39,532	179,871
Sysco Corp.	107,836	4,292,951
The Andersons, Inc.	3,600	105,516
The Fresh Market, Inc. *	11,100	212,676
The Kroger Co.	196,232	7,615,764
United Natural Foods, Inc. *	8,800	308,176
Wal-Mart Stores, Inc.	316,289	20,988,938
Walgreens Boots Alliance, Inc.	176,708	14,087,162
Weis Markets, Inc.	2,400	97,488
Whole Foods Market, Inc.	70,777	2,074,474
		88,576,665
Food, Beverage & Tobacco 5.2%
Alico, Inc.	2,000	60,740
Alliance One International, Inc. *	2,460	23,960
Altria Group, Inc.	394,323	24,097,079
Security	Number of Shares	Value ($)
Archer-Daniels-Midland Co.	117,358	4,148,605
B&G Foods, Inc.	15,000	546,300
Brown-Forman Corp., Class A (c)	5,000	531,450
Brown-Forman Corp., Class B	22,116	2,163,829
Bunge Ltd.	32,100	1,990,521
Cal-Maine Foods, Inc. (c)	5,200	262,444
Calavo Growers, Inc.	4,846	250,781
Campbell Soup Co.	34,100	1,923,581
Coca-Cola Bottling Co. Consolidated	1,248	219,523
Coca-Cola Enterprises, Inc.	41,600	1,931,072
ConAgra Foods, Inc.	88,393	3,680,685
Constellation Brands, Inc., Class A	33,769	5,149,097
Darling Ingredients, Inc. *	25,900	232,841
Dean Foods Co.	13,556	270,849
Diamond Foods, Inc. *	5,200	190,840
Dr Pepper Snapple Group, Inc.	36,900	3,462,696
Farmer Brothers Co. *	4,500	125,415
Flowers Foods, Inc.	44,605	916,187
Fresh Del Monte Produce, Inc.	7,900	322,399
General Mills, Inc.	122,838	6,941,575
Hormel Foods Corp.	27,400	2,203,234
Ingredion, Inc.	15,700	1,581,304
J&J Snack Foods Corp.	2,093	226,002
John B. Sanfilippo & Son, Inc.	5,000	299,950
Kellogg Co.	53,400	3,921,696
Keurig Green Mountain, Inc.	23,250	2,075,062
Lancaster Colony Corp.	3,400	345,712
Landec Corp. *	9,100	109,473
Limoneira Co. (c)	2,900	36,482
McCormick & Co., Inc. - Non Voting Shares	25,100	2,208,047
Mead Johnson Nutrition Co.	39,500	2,863,355
Molson Coors Brewing Co., Class B	31,500	2,850,120
Mondelez International, Inc., Class A	315,924	13,616,324
Monster Beverage Corp. *	29,589	3,995,403
National Beverage Corp. *	6,400	264,576
PepsiCo, Inc.	293,958	29,190,029
Philip Morris International, Inc.	311,609	28,047,926
Pilgrim's Pride Corp. *	12,466	276,496
Pinnacle Foods, Inc.	23,600	1,012,204
Post Holdings, Inc. *	11,950	699,075
Primo Water Corp. *	1,000	9,320
Reynolds American, Inc.	165,006	8,242,050
Rocky Mountain Chocolate Factory, Inc.	3,427	35,846
Sanderson Farms, Inc. (c)	2,850	231,477
Seaboard Corp. *	100	287,700
Snyder's-Lance, Inc. (c)	8,900	280,973
The Boston Beer Co., Inc., Class A *	2,100	376,425
The Coca-Cola Co.	784,414	33,667,049
The Hain Celestial Group, Inc. *	19,412	706,209
The Hershey Co.	27,800	2,449,458
The JM Smucker Co.	24,293	3,117,278
The Kraft Heinz Co.	119,904	9,359,706
The WhiteWave Foods Co. *	31,825	1,201,394
Tootsie Roll Industries, Inc.	7,818	256,587
TreeHouse Foods, Inc. *	8,622	684,242
Tyson Foods, Inc., Class A	59,084	3,152,722
Universal Corp.	4,800	262,704
Vector Group Ltd.	15,869	370,065
		219,956,144

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.0%
Abaxis, Inc.	5,600	243,880
Abbott Laboratories	306,143	11,587,513
ABIOMED, Inc. *	7,800	665,574
Acadia Healthcare Co., Inc. *	12,500	762,875
Accuray, Inc. *	21,200	112,996
Aceto Corp.	7,900	180,515
Adeptus Health, Inc., Class A *(c)	3,700	174,566
Aetna, Inc.	70,385	7,168,008
Air Methods Corp. *	8,700	338,778
Alere, Inc. *	18,541	689,725
Align Technology, Inc. *	16,400	1,084,696
Alliance HealthCare Services, Inc. *	360	2,693
Allscripts Healthcare Solutions, Inc. *	31,560	434,897
Amedisys, Inc. *	10,834	387,315
AmerisourceBergen Corp.	39,596	3,546,218
AMN Healthcare Services, Inc. *	11,210	315,786
Amsurg Corp. *	10,700	783,133
Analogic Corp.	2,700	199,989
Anika Therapeutics, Inc. *	4,606	173,278
Antares Pharma, Inc. *	28,100	34,563
Anthem, Inc.	52,323	6,827,628
athenahealth, Inc. *	7,800	1,106,040
Atrion Corp.	616	231,320
Baxter International, Inc.	105,806	3,872,500
Becton, Dickinson & Co.	41,808	6,077,629
BioScrip, Inc. *(c)	8,372	14,986
Boston Scientific Corp. *	269,067	4,716,745
Brookdale Senior Living, Inc. *	33,925	552,299
C.R. Bard, Inc.	13,760	2,521,795
Cantel Medical Corp.	8,034	476,979
Capital Senior Living Corp. *	8,394	153,862
Cardinal Health, Inc.	65,418	5,323,063
Cardiovascular Systems, Inc. *	5,000	42,250
Centene Corp. *	22,000	1,365,320
Cerner Corp. *	62,800	3,643,028
Chemed Corp.	3,900	547,248
Cigna Corp.	51,951	6,940,654
Community Health Systems, Inc. *	23,796	511,138
Computer Programs & Systems, Inc.	3,600	189,108
CONMED Corp.	7,300	269,662
CorVel Corp. *	2,700	123,174
Cross Country Healthcare, Inc. *	12,500	180,000
CryoLife, Inc.	9,050	88,962
Cynosure, Inc., Class A *	5,000	181,000
DaVita HealthCare Partners, Inc. *	34,300	2,302,216
DENTSPLY International, Inc.	32,300	1,902,147
DexCom, Inc. *	16,500	1,176,120
Diplomat Pharmacy, Inc. *(c)	9,000	244,890
Edwards Lifesciences Corp. *	42,400	3,316,104
Endologix, Inc. *	13,700	97,681
Envision Healthcare Holdings, Inc. *	38,000	839,800
ExamWorks Group, Inc. *	6,200	170,252
Express Scripts Holding Co. *	133,352	9,584,008
Five Star Quality Care, Inc. *	14,335	36,411
Globus Medical, Inc., Class A *	13,900	346,805
Greatbatch, Inc. *	6,700	258,687
Haemonetics Corp. *	16,300	515,732
Halyard Health, Inc. *	8,217	203,782
Security	Number of Shares	Value ($)
Hanger, Inc. *	5,400	72,846
HCA Holdings, Inc. *	64,300	4,473,994
Health Net, Inc. *	15,500	1,026,410
HealthEquity, Inc. *	8,000	172,400
HealthSouth Corp.	20,600	737,274
HealthStream, Inc. *	6,800	148,920
Healthways, Inc. *	8,100	95,256
HeartWare International, Inc. *	4,100	164,574
Henry Schein, Inc. *	16,100	2,438,184
Hill-Rom Holdings, Inc.	10,200	498,576
HMS Holdings Corp. *	12,200	147,010
Hologic, Inc. *	49,612	1,683,831
Humana, Inc.	29,800	4,851,142
ICU Medical, Inc. *	3,350	322,437
IDEXX Laboratories, Inc. *	23,000	1,613,220
IMS Health Holdings, Inc. *	29,800	688,976
Insulet Corp. *	9,800	325,164
Integra LifeSciences Holdings Corp. *	5,300	325,685
Interpace Diagnostics Group, Inc. *	2,900	783
Intuitive Surgical, Inc. *	7,550	4,083,417
Invacare Corp.	6,000	92,460
Kindred Healthcare, Inc.	11,559	111,660
Laboratory Corp. of America Holdings *	20,869	2,344,632
Landauer, Inc.	2,100	64,344
LeMaitre Vascular, Inc.	6,800	99,280
LifePoint Health, Inc. *	9,607	670,473
LivaNova plc *	10,400	582,192
Magellan Health, Inc. *	3,907	222,699
Masimo Corp. *	8,500	312,375
McKesson Corp.	46,152	7,429,549
Medidata Solutions, Inc. *	9,100	388,843
MEDNAX, Inc. *	19,600	1,361,416
Medtronic plc	282,788	21,469,265
Meridian Bioscience, Inc.	10,050	193,463
Merit Medical Systems, Inc. *	10,277	170,084
Molina Healthcare, Inc. *	6,550	359,660
National HealthCare Corp.	4,100	258,915
Natus Medical, Inc. *	7,600	268,128
Neogen Corp. *	10,257	535,210
Nevro Corp. *	3,000	185,370
NuVasive, Inc. *	10,000	461,200
NxStage Medical, Inc. *	18,700	353,804
Omnicell, Inc. *	7,400	207,126
OraSure Technologies, Inc. *	12,200	66,734
Orthofix International N.V. *	2,800	110,516
Owens & Minor, Inc.	24,200	838,530
Patterson Cos., Inc.	18,800	798,248
PharMerica Corp. *	4,813	142,898
Premier, Inc., Class A *	5,000	159,700
Quality Systems, Inc.	10,500	137,655
Quest Diagnostics, Inc.	28,720	1,886,042
Quidel Corp. *	5,200	88,608
ResMed, Inc.	28,000	1,587,600
RTI Surgical, Inc. *	18,100	58,101
SeaSpine Holdings Corp. *	1,766	25,536
Select Medical Holdings Corp.	22,600	215,378
Sirona Dental Systems, Inc. *	11,900	1,264,851
St. Jude Medical, Inc.	54,300	2,870,298
STERIS plc	19,400	1,343,256
Stryker Corp.	63,400	6,286,110

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Surgical Care Affiliates, Inc. *	6,000	256,020
SurModics, Inc. *	4,200	83,790
Symmetry Surgical, Inc. *	2,050	18,081
Team Health Holdings, Inc. *	14,000	572,180
Teleflex, Inc.	9,600	1,302,624
Tenet Healthcare Corp. *	18,812	510,181
The Cooper Cos., Inc.	9,081	1,190,973
The Ensign Group, Inc.	10,600	237,970
The Providence Service Corp. *	4,800	213,120
The Spectranetics Corp. *	6,700	80,735
Triple-S Management Corp., Class B *	5,300	118,137
U.S. Physical Therapy, Inc.	3,500	179,025
Unilife Corp. *(c)	29,100	26,126
UnitedHealth Group, Inc.	191,681	22,073,984
Universal American Corp.	20,600	130,192
Universal Health Services, Inc., Class B	18,100	2,038,784
Utah Medical Products, Inc.	2,500	140,925
Varian Medical Systems, Inc. *	21,100	1,627,443
VCA, Inc. *	16,800	861,336
Veeva Systems, Inc., Class A *	15,100	363,910
Vocera Communications, Inc. *	3,700	53,243
WellCare Health Plans, Inc. *	8,200	623,036
West Pharmaceutical Services, Inc.	15,800	904,076
Wright Medical Group N.V. *	14,965	298,552
Zeltiq Aesthetics, Inc. *	9,601	222,935
Zimmer Biomet Holdings, Inc.	33,300	3,305,358
		213,163,067
Household & Personal Products 1.9%
Avon Products, Inc.	70,000	237,300
Central Garden & Pet Co., Class A *	8,600	118,852
Church & Dwight Co., Inc.	26,400	2,217,600
Colgate-Palmolive Co.	180,809	12,210,032
Coty, Inc., Class A (c)	15,600	383,916
Edgewell Personal Care Co.	10,933	809,151
Elizabeth Arden, Inc. *(c)	3,500	28,000
Energizer Holdings, Inc.	10,933	350,293
Herbalife Ltd. *(c)	11,900	549,899
HRG Group, Inc. *	19,100	231,874
Inter Parfums, Inc.	5,613	150,709
Kimberly-Clark Corp.	73,239	9,405,352
Medifast, Inc.	3,500	101,605
Nu Skin Enterprises, Inc., Class A (c)	9,600	303,840
Nutraceutical International Corp. *	5,000	118,500
Oil-Dri Corp. of America	1,600	60,000
Orchids Paper Products Co.	2,500	73,750
Revlon, Inc., Class A *	5,400	160,542
Spectrum Brands Holdings, Inc.	6,500	617,760
The Clorox Co.	24,700	3,187,535
The Estee Lauder Cos., Inc., Class A	43,100	3,674,275
The Female Health Co. *(c)	7,500	9,675
The Procter & Gamble Co.	548,724	44,825,264
USANA Health Sciences, Inc. *	2,682	340,346
WD-40 Co.	4,600	475,180
		80,641,250
Security	Number of Shares	Value ($)
Insurance 3.0%
Aflac, Inc.	85,300	4,943,988
Alleghany Corp. *	3,440	1,644,045
Allied World Assurance Co. Holdings AG	14,700	537,873
Ambac Financial Group, Inc. *	13,400	188,136
American Equity Investment Life Holding Co.	12,600	229,194
American Financial Group, Inc.	18,750	1,330,875
American International Group, Inc.	248,115	14,013,535
American National Insurance Co.	2,300	223,514
AMERISAFE, Inc.	4,000	204,040
AmTrust Financial Services, Inc.	7,314	418,288
Aon plc	53,796	4,724,903
Arch Capital Group Ltd. *	23,800	1,607,690
Argo Group International Holdings Ltd.	5,512	313,247
Arthur J. Gallagher & Co.	33,400	1,257,176
Aspen Insurance Holdings Ltd.	10,400	483,704
Assurant, Inc.	14,800	1,203,388
Assured Guaranty Ltd.	31,900	758,582
Axis Capital Holdings Ltd.	17,600	948,816
Baldwin & Lyons, Inc., Class B	1,950	48,224
Brown & Brown, Inc.	19,300	583,825
Chubb Ltd.	91,968	10,398,822
Cincinnati Financial Corp.	35,450	2,042,983
Citizens, Inc. *(c)	16,000	103,680
CNA Financial Corp.	6,900	229,287
CNO Financial Group, Inc.	39,000	678,600
Crawford & Co., Class B	5,800	26,390
EMC Insurance Group, Inc.	1,800	41,868
Employers Holdings, Inc.	7,500	186,825
Endurance Specialty Holdings Ltd.	10,023	620,724
Enstar Group Ltd. *	3,300	526,515
Erie Indemnity Co., Class A	6,300	605,493
Everest Re Group Ltd.	8,700	1,556,778
FBL Financial Group, Inc., Class A	5,190	316,901
Federated National Holding Co.	1,500	37,110
First American Financial Corp.	28,600	982,982
FNF Group	55,539	1,798,353
Genworth Financial, Inc., Class A *	86,800	241,304
Greenlight Capital Re Ltd., Class A *	7,400	143,708
Horace Mann Educators Corp.	8,300	254,976
Independence Holding Co.	2,970	45,560
Infinity Property & Casualty Corp.	2,500	198,475
Kemper Corp.	7,700	266,112
Lincoln National Corp.	51,626	2,037,162
Loews Corp.	60,174	2,227,040
Maiden Holdings Ltd.	18,900	241,920
Markel Corp. *	3,203	2,691,993
Marsh & McLennan Cos., Inc.	104,200	5,556,986
MBIA, Inc. *	25,250	168,165
Mercury General Corp.	5,400	250,722
MetLife, Inc.	219,603	9,805,274
National General Holdings Corp.	10,400	205,816
National Western Life Group, Inc., Class A	500	115,365
Old Republic International Corp.	43,822	792,302
OneBeacon Insurance Group Ltd., Class A	14,800	190,032

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PartnerRe Ltd.	8,900	1,249,560
Primerica, Inc.	10,700	481,607
Principal Financial Group, Inc.	55,641	2,114,358
ProAssurance Corp.	8,540	428,025
Prudential Financial, Inc.	88,472	6,200,118
Reinsurance Group of America, Inc.	12,900	1,086,567
RenaissanceRe Holdings Ltd.	8,532	961,130
RLI Corp.	5,600	332,080
Safety Insurance Group, Inc.	3,400	191,828
Selective Insurance Group, Inc.	7,800	244,218
StanCorp Financial Group, Inc.	9,300	1,066,338
State Auto Financial Corp.	5,500	120,065
Stewart Information Services Corp.	3,600	127,656
Symetra Financial Corp.	19,000	608,380
The Allstate Corp.	77,867	4,718,740
The Hanover Insurance Group, Inc.	6,900	562,281
The Hartford Financial Services Group, Inc.	83,262	3,345,467
The Navigators Group, Inc. *	4,200	367,962
The Phoenix Cos., Inc. *	475	17,456
The Progressive Corp.	115,764	3,617,625
The Travelers Cos., Inc.	62,752	6,716,974
Torchmark Corp.	22,200	1,206,348
United Fire Group, Inc.	5,000	193,150
Universal Insurance Holdings, Inc. (c)	8,700	163,038
Unum Group	52,114	1,492,545
Validus Holdings Ltd.	16,857	745,754
W. R. Berkley Corp.	18,050	905,207
White Mountains Insurance Group Ltd.	1,300	927,017
Willis Towers Watson plc	28,624	3,276,589
XL Group plc	57,900	2,099,454
		126,816,803
Materials 2.9%
A. Schulman, Inc.	5,300	134,196
A.M. Castle & Co. *(c)	5,800	10,672
AEP Industries, Inc.	1,900	160,816
Air Products & Chemicals, Inc.	38,000	4,814,980
Airgas, Inc.	15,100	2,114,000
AK Steel Holding Corp. *(c)	32,127	65,539
Albemarle Corp.	23,603	1,242,462
Alcoa, Inc. (c)	254,198	1,853,103
Allegheny Technologies, Inc.	20,092	188,463
American Vanguard Corp.	3,000	33,780
Ampco-Pittsburgh Corp.	4,500	46,890
AptarGroup, Inc.	10,900	794,610
Ashland, Inc.	11,923	1,129,823
Avery Dennison Corp.	16,000	974,240
Axalta Coating Systems Ltd. *	31,300	745,253
Axiall Corp.	15,400	276,122
Balchem Corp.	9,800	550,172
Ball Corp.	29,000	1,938,070
Bemis Co., Inc.	27,400	1,311,638
Berry Plastics Group, Inc. *	24,600	765,060
Boise Cascade Co. *	5,500	113,630
Cabot Corp.	10,900	439,706
Calgon Carbon Corp.	12,500	202,375
Carpenter Technology Corp.	8,300	230,408
Celanese Corp., Series A	30,700	1,954,669
Security	Number of Shares	Value ($)
Century Aluminum Co. *	11,600	54,752
CF Industries Holdings, Inc.	47,500	1,425,000
Chase Corp.	5,200	238,940
Chemtura Corp. *	14,000	367,360
Clearwater Paper Corp. *	5,472	214,284
Cliffs Natural Resources, Inc. *(c)	21,100	33,971
Codexis, Inc. *	1,870	7,574
Coeur Mining, Inc. *	22,400	49,504
Commercial Metals Co.	22,800	317,376
Compass Minerals International, Inc.	7,300	546,405
Crown Holdings, Inc. *	28,000	1,284,640
Deltic Timber Corp.	1,500	82,380
Domtar Corp.	10,500	338,625
E.I. du Pont de Nemours & Co.	178,907	9,439,133
Eagle Materials, Inc.	11,543	618,012
Eastman Chemical Co.	28,980	1,773,866
Ecolab, Inc.	51,904	5,598,884
Ferro Corp. *	21,000	195,090
Flotek Industries, Inc. *	13,300	88,844
FMC Corp.	28,000	1,000,160
Freeport-McMoRan, Inc. (c)	236,818	1,089,363
FutureFuel Corp.	8,300	103,916
General Moly, Inc. *	15,700	3,297
Graphic Packaging Holding Co.	52,900	600,944
Greif, Inc., Class A	11,300	298,659
H.B. Fuller Co.	9,000	334,980
Hawkins, Inc.	2,700	101,169
Haynes International, Inc.	2,500	80,000
Headwaters, Inc. *	12,000	191,640
Hecla Mining Co.	72,100	134,106
Horsehead Holding Corp. *(c)	12,800	3,296
Huntsman Corp.	38,600	333,118
Innophos Holdings, Inc.	5,300	141,563
Innospec, Inc.	4,200	209,370
International Flavors & Fragrances, Inc.	18,100	2,116,976
International Paper Co.	85,480	2,924,271
Intrepid Potash, Inc. *	11,800	25,724
Kaiser Aluminum Corp.	3,600	279,864
KapStone Paper & Packaging Corp.	15,800	233,524
KMG Chemicals, Inc.	1,600	36,896
Koppers Holdings, Inc. *	4,800	81,264
Kraton Performance Polymers, Inc. *	3,500	51,380
Kronos Worldwide, Inc.	11,720	55,084
Louisiana-Pacific Corp. *	32,900	517,188
LSB Industries, Inc. *	3,000	16,800
LyondellBasell Industries N.V., Class A	73,032	5,694,305
Martin Marietta Materials, Inc.	12,700	1,594,866
Materion Corp.	4,000	97,960
McEwen Mining, Inc.	31,130	38,290
Minerals Technologies, Inc.	6,200	254,138
Monsanto Co.	92,626	8,391,916
Myers Industries, Inc.	8,080	92,031
Neenah Paper, Inc.	4,231	255,722
NewMarket Corp.	1,900	720,613
Newmont Mining Corp.	111,174	2,219,033
Nucor Corp.	62,400	2,437,968
Olin Corp.	41,920	710,125
Olympic Steel, Inc.	1,400	13,076
OMNOVA Solutions, Inc. *	10,400	54,600
Owens-Illinois, Inc. *	33,600	434,784

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
P.H. Glatfelter Co.	7,000	103,320
Packaging Corp. of America	20,100	1,021,683
Platform Specialty Products Corp. *	24,500	186,935
PolyOne Corp.	14,810	400,759
PPG Industries, Inc.	52,800	5,022,336
Praxair, Inc.	54,900	5,490,000
Quaker Chemical Corp.	3,200	240,032
Rayonier Advanced Materials, Inc.	6,960	48,720
Reliance Steel & Aluminum Co.	13,300	757,302
Rentech, Inc. *	3,740	7,293
Resolute Forest Products, Inc. *	14,000	78,960
Royal Gold, Inc.	11,400	339,606
RPM International, Inc.	24,600	965,550
Schnitzer Steel Industries, Inc., Class A	3,450	46,403
Schweitzer-Mauduit International, Inc.	4,600	193,200
Sealed Air Corp.	37,300	1,511,769
Sensient Technologies Corp.	7,400	441,558
Silgan Holdings, Inc.	6,900	364,803
Sonoco Products Co.	16,800	663,768
Steel Dynamics, Inc.	47,300	867,955
Stepan Co.	4,300	193,328
Stillwater Mining Co. *	24,633	161,346
SunCoke Energy, Inc.	15,217	57,520
The Chemours Co.	34,661	136,564
The Dow Chemical Co.	224,451	9,426,942
The Mosaic Co.	71,112	1,713,799
The Scotts Miracle-Gro Co., Class A	12,500	858,500
The Sherwin-Williams Co.	15,601	3,988,708
The Valspar Corp.	13,300	1,041,789
TimkenSteel Corp.	6,550	59,015
Tredegar Corp.	5,100	66,963
Tronox Ltd., Class A	9,800	34,986
United States Steel Corp. (c)	26,300	184,100
Universal Stainless & Alloy Products, Inc. *	1,800	12,312
Valhi, Inc. (c)	13,600	16,184
Vulcan Materials Co.	26,192	2,310,134
W.R. Grace & Co. *	13,600	1,106,224
Westlake Chemical Corp.	7,500	341,100
WestRock Co.	51,969	1,833,466
Worthington Industries, Inc.	16,800	513,912
		121,548,140
Media 3.2%
A. H. Belo Corp., Class A	13,980	83,600
AMC Networks, Inc., Class A *	10,400	757,016
Cable One, Inc.	900	386,991
Cablevision Systems Corp., Class A	43,900	1,400,849
Carmike Cinemas, Inc. *	6,300	139,734
CBS Corp., Class B - Non Voting Shares	91,190	4,331,525
Central European Media Enterprises Ltd., Class A *(c)	9,900	25,542
Charter Communications, Inc., Class A *(c)	15,800	2,707,488
Cinemark Holdings, Inc.	19,600	578,004
Clear Channel Outdoor Holdings, Inc., Class A	20,700	104,535
Security	Number of Shares	Value ($)
Comcast Corp., Class A	489,860	27,290,101
Crown Media Holdings, Inc., Class A *	6,000	26,940
Cumulus Media, Inc., Class A *	25,351	6,650
Discovery Communications, Inc., Class A *	26,061	719,023
Discovery Communications, Inc., Class C *	57,261	1,558,072
DISH Network Corp., Class A *	43,300	2,090,091
DreamWorks Animation SKG, Inc., Class A *	19,500	499,980
Entercom Communications Corp., Class A *	11,000	115,390
Gannett Co., Inc.	19,500	289,380
Global Eagle Entertainment, Inc. *	17,114	172,851
Gray Television, Inc. *	25,500	335,325
Harte-Hanks, Inc.	17,200	58,824
John Wiley & Sons, Inc., Class A	9,000	376,200
Journal Media Group, Inc.	5,745	69,055
Liberty Broadband Corp., Class A *	4,373	208,155
Liberty Broadband Corp., Class C *	17,496	822,312
Liberty Global plc LiLAC., Class A *	2,498	87,930
Liberty Global plc LiLAC., Class C *	5,708	210,340
Liberty Global plc, Class A *	49,975	1,719,640
Liberty Global plc, Series C *	121,175	4,036,339
Liberty Media Corp., Class A *	17,495	640,667
Liberty Media Corp., Class C *	42,690	1,519,337
Lions Gate Entertainment Corp.	20,600	538,690
Live Nation Entertainment, Inc. *	26,457	600,574
Loral Space & Communications, Inc. *	2,800	96,740
Media General, Inc. *	18,400	298,816
Meredith Corp.	14,000	592,340
MSG Networks, Inc., Class A *	10,175	177,961
National CineMedia, Inc.	13,200	206,448
New Media Investment Group, Inc.	11,500	199,180
News Corp., Class A	104,687	1,357,790
News Corp., Class B	25,000	333,750
Nexstar Broadcasting Group, Inc., Class A	4,500	203,445
Omnicom Group, Inc.	45,800	3,359,430
Regal Entertainment Group, Class A (c)	12,100	208,725
Rentrak Corp. *	3,000	133,410
Salem Media Group, Inc.	5,700	22,173
Scholastic Corp.	7,300	250,609
Scripps Networks Interactive, Inc., Class A	19,200	1,170,624
Sinclair Broadcast Group, Inc., Class A	11,000	363,000
Sirius XM Holdings, Inc. *	485,300	1,795,610
Sizmek, Inc. *	8,300	28,303
Starz, Class A *	16,195	460,424
TEGNA, Inc.	46,100	1,106,861
The E.W. Scripps Co., Class A	18,547	352,022
The Interpublic Group of Cos., Inc.	73,037	1,638,950
The Madison Square Garden Co., Class A *	3,391	522,485
The New York Times Co., Class A	40,200	531,444
The Walt Disney Co.	304,639	29,190,509
Time Warner Cable, Inc.	56,637	10,308,500
Time Warner, Inc.	166,257	11,711,143

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Time, Inc.	19,122	286,830
Tribune Media Co., Class A	18,500	609,575
Twenty-First Century Fox, Inc., Class A	243,878	6,577,390
Twenty-First Century Fox, Inc., Class B	80,000	2,168,000
Viacom, Inc., Class B	75,922	3,465,080
World Wrestling Entertainment, Inc., Class A (c)	5,700	102,030
		134,336,747
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	331,496	18,199,130
ACADIA Pharmaceuticals, Inc. *	16,600	343,454
Accelerate Diagnostics, Inc. *(c)	5,300	78,493
Acceleron Pharma, Inc. *	12,500	383,750
Achillion Pharmaceuticals, Inc. *	19,800	133,848
Acorda Therapeutics, Inc. *	8,400	309,288
Acura Pharmaceuticals, Inc. *	4,180	7,733
Aegerion Pharmaceuticals, Inc. *	3,800	26,904
Affymetrix, Inc. *	25,500	357,765
Agilent Technologies, Inc.	62,917	2,368,825
Agios Pharmaceuticals, Inc. *(c)	6,000	253,320
Akorn, Inc. *	15,400	400,246
Albany Molecular Research, Inc. *	8,800	143,616
Alder Biopharmaceuticals, Inc. *	6,300	152,334
Alexion Pharmaceuticals, Inc. *	45,500	6,639,815
Alkermes plc *	28,600	915,486
Allergan plc *	79,687	22,665,373
Alnylam Pharmaceuticals, Inc. *	15,500	1,068,570
AMAG Pharmaceuticals, Inc. *	6,600	151,206
Amgen, Inc.	150,989	23,060,550
Amicus Therapeutics, Inc. *	27,200	164,288
Anacor Pharmaceuticals, Inc. *	9,800	736,274
Aratana Therapeutics, Inc. *	10,100	34,037
Arena Pharmaceuticals, Inc. *	32,100	48,471
ARIAD Pharmaceuticals, Inc. *	57,200	287,144
ArQule, Inc. *	21,000	36,750
Array BioPharma, Inc. *	62,184	192,149
Arrowhead Research Corp. *(c)	10,700	37,236
AVEO Pharmaceuticals, Inc. *	15,100	15,251
Baxalta, Inc.	114,006	4,561,380
Bio-Rad Laboratories, Inc., Class A *	4,900	625,289
Bio-Techne Corp.	7,800	644,982
BioCryst Pharmaceuticals, Inc. *	23,900	166,583
BioDelivery Sciences International, Inc. *(c)	14,119	57,182
Biogen, Inc. *	46,312	12,645,955
BioMarin Pharmaceutical, Inc. *	31,000	2,294,620
Biota Pharmaceuticals, Inc. *	26,016	41,886
Bluebird Bio, Inc. *	8,000	330,880
Bristol-Myers Squibb Co.	335,953	20,882,838
Bruker Corp. *	18,000	401,940
Cambrex Corp. *	7,200	249,408
Catalent, Inc. *	18,000	423,540
Celgene Corp. *	157,562	15,806,620
Celldex Therapeutics, Inc. *	25,800	214,140
Cempra, Inc. *(c)	7,500	129,225
Cepheid *	16,200	477,090
Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	10,416	773,180
Chimerix, Inc. *	7,200	55,440
Clovis Oncology, Inc. *	6,400	133,888
Depomed, Inc. *	14,500	222,430
Durect Corp. *	14,500	17,400
Dynavax Technologies Corp. *	10,950	263,785
Eagle Pharmaceuticals, Inc. *	2,500	179,750
Eli Lilly & Co.	198,489	15,700,480
Emergent BioSolutions, Inc. *	10,400	380,640
Endo International plc *	44,850	2,487,829
Endocyte, Inc. *	11,300	37,855
Enzo Biochem, Inc. *	43,981	208,470
Enzon Pharmaceuticals, Inc.	21,300	10,437
EPIRUS Biopharmaceuticals, Inc. *	843	2,723
Esperion Therapeutics, Inc. *	3,500	52,080
Exact Sciences Corp. *	42,700	280,539
Exelixis, Inc. *(c)	44,700	206,514
FibroGen, Inc. *	12,700	257,556
Five Prime Therapeutics, Inc. *	9,200	330,740
Fluidigm Corp. *	6,000	40,260
Foundation Medicine, Inc. *(c)	6,500	94,835
Genomic Health, Inc. *	8,400	241,920
Geron Corp. *	46,200	140,910
Gilead Sciences, Inc.	289,192	24,002,936
GTx, Inc. *	15,900	10,667
Halozyme Therapeutics, Inc. *	28,000	246,400
Harvard Apparatus Regenerative Technology, Inc. *	4,825	7,768
Harvard Bioscience, Inc. *	19,300	57,321
Heron Therapeutics, Inc. *(c)	8,200	172,118
Horizon Pharma plc *	30,500	533,750
Illumina, Inc. *	29,500	4,659,525
ImmunoGen, Inc. *	16,900	143,481
Immunomedics, Inc. *(c)	64,448	121,162
Impax Laboratories, Inc. *	13,800	517,086
INC Research Holdings, Inc., Class A *	9,100	383,383
Incyte Corp. *	35,800	2,526,048
Infinity Pharmaceuticals, Inc. *	19,600	121,716
Innoviva, Inc. (c)	13,700	137,274
Inovio Pharmaceuticals, Inc. *(c)	20,194	134,896
Insmed, Inc. *	15,000	198,000
Intercept Pharmaceuticals, Inc. *	3,900	414,297
Intra-Cellular Therapies, Inc. *	8,000	296,640
Intrexon Corp. *(c)	15,900	463,326
Ionis Pharmaceuticals, Inc. *	22,900	891,497
Ironwood Pharmaceuticals, Inc. *	19,800	182,754
Jazz Pharmaceuticals plc *	14,400	1,853,856
Johnson & Johnson	558,109	58,288,904
Juno Therapeutics, Inc. *(c)	13,900	383,362
Keryx Biopharmaceuticals, Inc. *(c)	24,800	87,544
Kite Pharma, Inc. *(c)	8,300	394,167
Lannett Co., Inc. *(c)	8,800	224,488
Lexicon Pharmaceuticals, Inc. *(c)	18,214	185,601
Ligand Pharmaceuticals, Inc. *	4,948	494,652
Luminex Corp. *	12,900	247,551
MacroGenics, Inc. *	7,500	150,975
Mallinckrodt plc *	25,602	1,487,220
MannKind Corp. *(c)	40,800	40,690
Medivation, Inc. *	30,400	994,080
Merck & Co., Inc.	565,416	28,649,629

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Merrimack Pharmaceuticals, Inc. *	38,590	238,100
Mettler-Toledo International, Inc. *	5,900	1,845,815
MiMedx Group, Inc. *(c)	26,820	223,142
Momenta Pharmaceuticals, Inc. *	13,500	167,670
Mylan N.V. *	85,200	4,489,188
Myriad Genetics, Inc. *	16,600	646,902
Nektar Therapeutics *	43,600	594,704
Neurocrine Biosciences, Inc. *	17,200	731,860
NewLink Genetics Corp. *	4,700	114,492
Novavax, Inc. *	52,500	270,375
Omeros Corp. *(c)	8,800	94,952
Oncothyreon, Inc. *	25,700	34,181
Ophthotech Corp. *	8,000	433,520
OPKO Health, Inc. *(c)	77,300	621,492
Orexigen Therapeutics, Inc. *(c)	32,750	59,933
OvaScience, Inc. *(c)	4,900	27,685
Pacific Biosciences of California, Inc. *	17,500	187,075
Pacira Pharmaceuticals, Inc. *	6,500	386,230
Pain Therapeutics, Inc. *	18,600	30,132
PAREXEL International Corp. *	13,800	882,648
PDL BioPharma, Inc.	28,700	90,118
PerkinElmer, Inc.	23,577	1,139,241
Perrigo Co., plc	29,700	4,294,026
Pfizer, Inc.	1,243,025	37,899,832
Portola Pharmaceuticals, Inc. *	13,300	439,299
POZEN, Inc. *	16,100	105,455
Prestige Brands Holdings, Inc. *	8,500	396,780
Prothena Corp. plc *	8,919	347,395
PTC Therapeutics, Inc. *	5,885	140,181
Puma Biotechnology, Inc. *	4,800	200,352
Quintiles Transnational Holdings, Inc. *	18,800	1,143,604
Radius Health, Inc. *	8,000	256,240
Raptor Pharmaceutical Corp. *	29,942	122,762
Regeneron Pharmaceuticals, Inc. *	15,400	6,469,386
Relypsa, Inc. *(c)	7,400	139,416
Repligen Corp. *	9,886	218,975
Retrophin, Inc. *	9,400	140,718
Rigel Pharmaceuticals, Inc. *	48,200	132,550
Sagent Pharmaceuticals, Inc. *	9,800	148,078
Sangamo BioSciences, Inc. *	14,600	88,330
Sarepta Therapeutics, Inc. *	9,800	116,424
Seattle Genetics, Inc. *	23,400	771,732
Sequenom, Inc. *(c)	87,600	141,036
Spectrum Pharmaceuticals, Inc. *	24,200	120,032
Sucampo Pharmaceuticals, Inc., Class A *	4,300	54,395
Synta Pharmaceuticals Corp. *	43,900	10,751
TESARO, Inc. *	6,195	213,975
Tetraphase Pharmaceuticals, Inc. *	5,600	30,464
The Medicines Co. *	15,600	539,136
TherapeuticsMD, Inc. *	35,777	255,806
Theravance Biopharma, Inc. *	3,914	64,268
Thermo Fisher Scientific, Inc.	80,302	10,604,682
Ultragenyx Pharmaceutical, Inc. *	7,700	432,355
United Therapeutics Corp. *	9,100	1,120,938
Vanda Pharmaceuticals, Inc. *	13,953	119,019
Vertex Pharmaceuticals, Inc. *	48,244	4,378,143
Vical, Inc. *	34,400	12,040
VIVUS, Inc. *(c)	23,400	23,634
VWR Corp. *	9,000	220,140
Security	Number of Shares	Value ($)
Waters Corp. *	16,100	1,951,481
XenoPort, Inc. *	37,200	184,884
ZIOPHARM Oncology, Inc. *(c)	33,811	168,041
Zoetis, Inc.	92,879	3,998,441
		382,513,940
Real Estate 4.3%
Acadia Realty Trust	23,300	794,530
AG Mortgage Investment Trust, Inc.	12,000	140,760
Agree Realty Corp.	5,000	184,600
Alexander & Baldwin, Inc.	6,400	193,920
Alexander's, Inc.	800	292,000
Alexandria Real Estate Equities, Inc.	15,800	1,251,044
Altisource Portfolio Solutions S.A. *	2,800	80,920
Altisource Residential Corp.	10,789	107,351
American Assets Trust, Inc.	8,000	299,120
American Campus Communities, Inc.	29,900	1,261,780
American Capital Agency Corp.	72,900	1,244,403
American Capital Mortgage Investment Corp.	14,600	190,238
American Homes 4 Rent, Class A	24,300	364,257
American Realty Investors, Inc. *	1,537	6,102
American Tower Corp.	85,144	8,032,485
Annaly Capital Management, Inc.	180,600	1,715,700
Anworth Mortgage Asset Corp.	24,200	103,092
Apartment Investment & Management Co., Class A	39,211	1,535,111
Apollo Commercial Real Estate Finance, Inc.	11,400	181,260
Apollo Residential Mortgage, Inc.	12,900	139,965
Apple Hospitality REIT, Inc. (c)	35,000	640,150
ARMOUR Residential REIT, Inc.	7,625	148,611
Ashford Hospitality Prime, Inc.	2,168	23,826
Ashford Hospitality Trust, Inc.	9,000	50,040
AV Homes, Inc. *	6,500	66,430
AvalonBay Communities, Inc.	26,919	4,616,339
Blackstone Mortgage Trust, Inc., Class A	18,102	448,568
Boston Properties, Inc.	31,100	3,614,131
Brandywine Realty Trust	62,663	803,966
Brixmor Property Group, Inc.	31,600	841,192
Camden Property Trust	17,500	1,335,250
Campus Crest Communities, Inc. *	17,900	123,868
Capstead Mortgage Corp.	21,740	203,052
Care Capital Properties, Inc.	16,741	501,226
CareTrust REIT, Inc.	7,131	73,164
CBL & Associates Properties, Inc.	26,785	287,939
CBRE Group, Inc., Class A *	57,000	1,594,290
Cedar Realty Trust, Inc.	33,200	234,392
Chatham Lodging Trust	8,234	155,293
Chesapeake Lodging Trust	18,500	464,720
Chimera Investment Corp.	33,940	420,517
CIM Commercial Trust Corp.	9,700	164,900
Colony Capital, Inc., Class A	19,300	332,539
Colony Starwood Homes	6,440	138,589
Columbia Property Trust, Inc.	20,200	449,854
Communications Sales & Leasing, Inc.	21,853	419,796
Consolidated-Tomoka Land Co.	2,000	92,900
CoreSite Realty Corp.	7,300	468,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Corporate Office Properties Trust	14,400	321,120
Corrections Corp. of America	20,285	584,411
Cousins Properties, Inc.	53,345	459,834
Crown Castle International Corp.	65,323	5,630,843
CubeSmart	41,400	1,295,406
CyrusOne, Inc.	10,000	368,500
CYS Investments, Inc.	25,500	175,695
DCT Industrial Trust, Inc.	15,900	569,061
DDR Corp.	54,584	933,932
DiamondRock Hospitality Co.	59,386	492,904
Digital Realty Trust, Inc.	27,300	2,186,184
Douglas Emmett, Inc.	24,948	737,962
Duke Realty Corp.	69,590	1,400,847
DuPont Fabros Technology, Inc.	9,200	305,164
Dynex Capital, Inc.	21,998	131,988
EastGroup Properties, Inc.	6,300	336,357
Education Realty Trust, Inc.	9,166	358,207
Empire State Realty Trust, Inc., Class A	22,502	372,408
EPR Properties	9,600	575,520
Equinix, Inc.	13,673	4,246,424
Equity Commonwealth *	23,450	630,570
Equity LifeStyle Properties, Inc.	20,700	1,364,544
Equity One, Inc.	12,100	335,412
Equity Residential	73,500	5,666,115
Essex Property Trust, Inc.	12,989	2,768,086
Extra Space Storage, Inc.	23,200	2,104,008
Federal Realty Investment Trust	15,200	2,292,616
FelCor Lodging Trust, Inc.	28,000	194,880
First Industrial Realty Trust, Inc.	15,900	327,381
First Potomac Realty Trust	14,800	144,892
Forest City Realty Trust, Inc., Class A *	45,500	896,350
Forestar Group, Inc. *	4,933	44,792
Four Corners Property Trust, Inc.	8,500	143,650
Franklin Street Properties Corp.	22,500	219,600
Gaming & Leisure Properties, Inc.	21,618	563,797
General Growth Properties, Inc.	125,309	3,513,664
Getty Realty Corp.	9,552	170,790
Global Net Lease, Inc. (c)	40,000	280,000
Government Properties Income Trust	9,900	135,927
Gramercy Property Trust	108,912	796,147
Griffin Industrial Realty, Inc.	300	7,212
Hatteras Financial Corp.	13,800	169,188
HCP, Inc.	95,548	3,433,995
Healthcare Realty Trust, Inc.	15,800	458,832
Healthcare Trust of America, Inc., Class A	29,300	821,572
Hersha Hospitality Trust	10,000	175,700
Highwoods Properties, Inc.	17,261	729,968
Hospitality Properties Trust	24,500	577,955
Host Hotels & Resorts, Inc.	146,663	2,031,283
Hudson Pacific Properties, Inc.	9,100	231,231
Inland Real Estate Corp.	20,300	217,413
Invesco Mortgage Capital, Inc.	22,300	252,436
Investors Real Estate Trust	28,600	186,472
Iron Mountain, Inc.	36,173	996,204
iStar, Inc. *	13,390	139,792
Jones Lang LaSalle, Inc.	9,300	1,308,696
Kennedy-Wilson Holdings, Inc.	12,200	247,416
Kilroy Realty Corp.	15,400	860,398
Security	Number of Shares	Value ($)
Kimco Realty Corp.	82,295	2,237,601
Kite Realty Group Trust	15,825	419,362
Lamar Advertising Co., Class A	16,100	903,371
LaSalle Hotel Properties	19,700	436,552
Lexington Realty Trust	33,567	246,046
Liberty Property Trust	33,100	970,492
LTC Properties, Inc.	8,700	387,411
Mack-Cali Realty Corp.	18,500	384,615
Maui Land & Pineapple Co., Inc. *	800	4,240
Medical Properties Trust, Inc.	65,300	718,300
MFA Financial, Inc.	60,500	384,175
Mid-America Apartment Communities, Inc.	12,844	1,205,024
Monmouth Real Estate Investment Corp.	18,100	186,068
Monogram Residential Trust, Inc.	55,400	483,088
National Health Investors, Inc.	5,900	358,012
National Retail Properties, Inc.	29,220	1,254,707
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	515,397
New Senior Investment Group, Inc.	20,583	189,158
New York Mortgage Trust, Inc.	18,600	90,024
New York REIT, Inc.	47,400	487,272
Newcastle Investment Corp.	20,583	73,275
NorthStar Realty Europe Corp.	10,512	99,233
NorthStar Realty Finance Corp.	31,537	374,344
Omega Healthcare Investors, Inc.	32,494	1,030,385
One Liberty Properties, Inc.	1,400	29,008
Outfront Media, Inc.	24,003	522,065
Paramount Group, Inc.	45,900	752,760
Parkway Properties, Inc.	14,940	201,242
Pebblebrook Hotel Trust	12,300	300,366
Pennsylvania Real Estate Investment Trust	13,900	272,162
PennyMac Mortgage Investment Trust	14,400	195,120
Physicians Realty Trust	24,400	416,508
Piedmont Office Realty Trust, Inc., Class A	27,500	509,025
Plum Creek Timber Co., Inc.	37,947	1,537,233
Post Properties, Inc.	8,200	469,778
Potlatch Corp.	5,753	165,917
Preferred Apartment Communities, Inc., Class A	3,700	44,585
Prologis, Inc.	106,534	4,204,897
PS Business Parks, Inc.	6,800	588,744
Public Storage	30,997	7,859,599
QTS Realty Trust, Inc., Class A	9,100	420,420
RAIT Financial Trust	16,199	41,469
Ramco-Gershenson Properties Trust	22,500	384,525
Rayonier, Inc.	32,182	678,718
Realogy Holdings Corp. *	29,400	964,320
Realty Income Corp.	48,035	2,679,873
Redwood Trust, Inc.	19,700	212,169
Regency Centers Corp.	20,233	1,464,667
Resource Capital Corp.	7,150	74,503
Retail Opportunity Investments Corp.	14,400	266,256
Retail Properties of America, Inc., Class A	41,600	645,216
RLJ Lodging Trust	30,400	556,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rouse Properties, Inc.	10,715	187,512
Ryman Hospitality Properties, Inc.	15,237	715,377
Sabra Health Care REIT, Inc.	13,700	251,532
Saul Centers, Inc.	4,700	239,089
Select Income REIT	14,600	275,940
Senior Housing Properties Trust	37,819	547,619
Seritage Growth Properties (c)	13,000	506,870
Silver Bay Realty Trust Corp.	13,033	181,941
Simon Property Group, Inc.	63,005	11,736,571
SL Green Realty Corp.	19,566	1,890,271
Sovran Self Storage, Inc.	8,726	983,246
Spirit Realty Capital, Inc.	89,048	933,223
STAG Industrial, Inc.	11,900	201,467
Starwood Property Trust, Inc.	50,873	968,622
STORE Capital Corp.	15,000	371,850
Summit Hotel Properties, Inc.	9,600	97,440
Sun Communities, Inc.	11,300	752,467
Sunstone Hotel Investors, Inc.	62,013	736,714
Tanger Factory Outlet Centers, Inc.	15,600	499,044
Taubman Centers, Inc.	11,600	824,064
Tejon Ranch Co. *	3,674	71,863
The Geo Group, Inc.	11,899	351,972
The Howard Hughes Corp. *	6,300	598,689
The Macerich Co.	27,405	2,136,768
The RMR Group, Inc., Class A *	1,189	24,791
The St. Joe Co. *	18,800	299,108
Two Harbors Investment Corp.	60,300	458,280
UDR, Inc.	50,961	1,813,702
UMH Properties, Inc.	7,900	74,497
Universal Health Realty Income Trust	4,700	238,901
Urban Edge Properties	16,046	389,918
Urstadt Biddle Properties, Inc., Class A	4,500	91,350
Ventas, Inc.	66,966	3,704,559
VEREIT, Inc.	178,200	1,373,922
Vornado Realty Trust	36,192	3,201,544
Washington Real Estate Investment Trust	9,700	244,731
Weingarten Realty Investors	23,175	808,576
Welltower, Inc.	71,958	4,477,227
Western Asset Mortgage Capital Corp.	4,607	45,195
Weyerhaeuser Co.	99,992	2,560,795
Whitestone REIT	2,100	23,142
WP Carey, Inc.	22,700	1,322,275
WP Glimcher, Inc.	33,804	306,940
Xenia Hotels & Resorts, Inc.	35,200	514,976
		181,684,046
Retailing 5.0%
Aaron's, Inc.	14,675	335,764
Abercrombie & Fitch Co., Class A	11,800	309,632
Advance Auto Parts, Inc.	15,340	2,332,447
Aeropostale, Inc. *	25,600	6,656
Amazon.com, Inc. *	77,325	45,389,775
America's Car-Mart, Inc. *	6,850	160,701
American Eagle Outfitters, Inc.	40,750	596,580
Asbury Automotive Group, Inc. *	6,500	306,020
Ascena Retail Group, Inc. *	34,141	251,961
AutoNation, Inc. *	13,800	596,850
Security	Number of Shares	Value ($)
AutoZone, Inc. *	6,200	4,757,818
Barnes & Noble Education, Inc. *	4,676	51,530
Barnes & Noble, Inc.	7,400	64,898
Bed Bath & Beyond, Inc. *	35,500	1,532,535
Best Buy Co., Inc.	63,425	1,771,460
Big Lots, Inc.	14,700	570,066
Burlington Stores, Inc. *	17,000	913,410
Cabela's, Inc. *	7,700	323,939
Caleres, Inc.	6,675	179,424
CarMax, Inc. *	40,246	1,778,068
Chico's FAS, Inc.	26,200	272,218
Christopher & Banks Corp. *	13,400	23,182
Conn's, Inc. *(c)	7,900	97,328
Core-Mark Holding Co., Inc.	4,000	325,160
CST Brands, Inc.	12,286	475,960
Destination Maternity Corp.	5,000	33,450
Dick's Sporting Goods, Inc.	17,500	683,900
Dillard's, Inc., Class A	4,300	302,763
Dollar General Corp.	59,625	4,475,452
Dollar Tree, Inc. *	49,344	4,012,654
DSW, Inc., Class A	11,560	277,556
Expedia, Inc.	24,469	2,472,348
Express, Inc. *	12,600	213,696
Five Below, Inc. *	15,800	556,634
Foot Locker, Inc.	29,900	2,020,044
Francesca's Holdings Corp. *	13,300	242,459
Fred's, Inc., Class A	6,700	110,550
FTD Cos., Inc. *	8,070	199,329
GameStop Corp., Class A (c)	19,348	507,111
Genesco, Inc. *	4,300	284,402
Genuine Parts Co.	30,300	2,610,951
GNC Holdings, Inc., Class A	15,500	434,155
Group 1 Automotive, Inc.	4,400	236,060
Groupon, Inc. *	88,400	240,448
Guess?, Inc.	16,800	311,472
Hibbett Sports, Inc. *	3,543	113,943
HSN, Inc.	6,269	295,019
J.C. Penney Co., Inc. *(c)	72,200	524,172
Kirkland's, Inc.	8,700	102,921
Kohl's Corp.	39,600	1,970,100
L Brands, Inc.	51,320	4,934,418
Lands' End, Inc. *(c)	7,747	168,730
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,322,181
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	308,824
Liberty Ventures, Series A *	25,347	996,897
Lithia Motors, Inc., Class A	3,300	252,681
LKQ Corp. *	58,900	1,613,860
Lowe's Cos., Inc.	181,451	13,002,779
Lumber Liquidators Holdings, Inc. *	4,600	59,386
Macy's, Inc.	63,863	2,580,704
MarineMax, Inc. *	16,300	275,633
Mattress Firm Holding Corp. *(c)	3,200	116,800
Monro Muffler Brake, Inc.	4,462	293,376
Murphy USA, Inc. *	6,875	397,719
Netflix, Inc. *	86,147	7,911,740
Nordstrom, Inc.	26,300	1,291,330
O'Reilly Automotive, Inc. *	19,799	5,165,559
Office Depot, Inc. *	99,656	513,228
Outerwall, Inc. (c)	5,000	169,000
Pacific Sunwear of California, Inc. *	41,175	9,388

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Penske Automotive Group, Inc.	9,100	285,467
Pier 1 Imports, Inc.	15,800	63,516
Pool Corp.	6,662	562,939
Rent-A-Center, Inc.	7,750	105,555
Restoration Hardware Holdings, Inc. *	6,300	388,206
Ross Stores, Inc.	80,400	4,523,304
Sally Beauty Holdings, Inc. *	39,950	1,101,022
Sears Holdings Corp. *(c)	11,385	192,976
Select Comfort Corp. *	12,200	256,932
Shoe Carnival, Inc.	6,300	146,097
Shutterfly, Inc. *	6,300	262,395
Signet Jewelers Ltd.	16,800	1,948,800
Sonic Automotive, Inc., Class A	11,200	191,744
Stage Stores, Inc.	14,275	118,482
Staples, Inc.	118,900	1,060,588
Stein Mart, Inc.	10,300	75,808
Systemax, Inc. *	8,000	68,000
Tailored Brands, Inc.	6,600	90,486
Target Corp.	125,378	9,079,875
The Buckle, Inc. (c)	3,875	110,127
The Cato Corp., Class A	7,100	286,343
The Children's Place, Inc.	3,600	234,360
The Finish Line, Inc., Class A	7,161	135,629
The Gap, Inc.	51,800	1,280,496
The Home Depot, Inc.	254,663	32,026,419
The Michaels Cos., Inc. *	16,000	348,800
The Pep Boys - Manny, Moe & Jack *	19,400	358,706
The Priceline Group, Inc. *	9,976	10,624,141
The TJX Cos., Inc.	133,447	9,506,764
Tiffany & Co.	22,200	1,417,248
Tractor Supply Co.	25,700	2,269,567
Trans World Entertainment Corp. *	9,700	31,816
TripAdvisor, Inc. *	22,272	1,486,879
Tuesday Morning Corp. *	10,800	60,156
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,192,157
Urban Outfitters, Inc. *	18,000	411,840
Vitamin Shoppe, Inc. *	4,200	127,806
VOXX International Corp. *	9,100	39,039
Wayfair, Inc., Class A *(c)	7,500	339,000
West Marine, Inc. *	8,200	67,814
Williams-Sonoma, Inc.	16,200	836,892
Winmark Corp.	1,700	160,412
Zumiez, Inc. *	10,500	190,155
		214,103,962
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	126,360
Advanced Micro Devices, Inc. *(c)	123,300	271,260
Amkor Technology, Inc. *	35,700	219,198
Amtech Systems, Inc. *	3,500	19,845
ANADIGICS, Inc. *	8,150	5,624
Analog Devices, Inc.	60,249	3,245,011
Applied Materials, Inc.	232,598	4,105,355
Applied Micro Circuits Corp. *	21,300	118,428
Atmel Corp.	84,600	681,876
Avago Technologies Ltd.	73,400	9,814,314
AXT, Inc. *	3,500	8,785
Broadcom Corp., Class A (c)	111,590	6,100,625
Security	Number of Shares	Value ($)
Brooks Automation, Inc.	11,885	113,264
Cabot Microelectronics Corp. *	5,660	230,022
Cavium, Inc. *	10,400	600,808
CEVA, Inc. *	7,233	167,444
Cirrus Logic, Inc. *	9,800	340,256
Cohu, Inc.	7,500	90,825
Cree, Inc. *	20,900	585,827
Cypress Semiconductor Corp. *	69,226	544,116
Diodes, Inc. *	11,012	210,660
DSP Group, Inc. *	6,300	60,291
Entegris, Inc. *	48,499	565,498
Exar Corp. *	9,834	54,087
Fairchild Semiconductor International, Inc. *	17,800	364,722
First Solar, Inc. *	16,479	1,131,448
FormFactor, Inc. *	14,600	121,326
GSI Technology, Inc. *	8,500	29,325
Inphi Corp. *	14,400	399,600
Integrated Device Technology, Inc. *	26,920	685,922
Intel Corp.	945,297	29,323,113
Intersil Corp., Class A	26,764	347,932
IXYS Corp.	6,900	82,317
KLA-Tencor Corp.	29,000	1,942,710
Kopin Corp. *	19,600	37,828
Kulicke & Soffa Industries, Inc. *	18,500	187,220
Lam Research Corp.	30,267	2,172,868
Lattice Semiconductor Corp. *	25,100	121,986
Linear Technology Corp.	49,900	2,132,227
Marvell Technology Group Ltd.	111,400	985,890
Maxim Integrated Products, Inc.	55,700	1,860,380
MaxLinear, Inc., Class A *	4,422	68,010
Microchip Technology, Inc.	42,875	1,921,229
Micron Technology, Inc. *	230,807	2,545,801
Microsemi Corp. *	26,738	847,595
MKS Instruments, Inc.	14,000	496,160
Monolithic Power Systems, Inc.	6,500	406,705
MoSys, Inc. *	6,400	5,824
Nanometrics, Inc. *	5,300	74,889
NVIDIA Corp.	97,000	2,841,130
ON Semiconductor Corp. *	75,165	643,412
PDF Solutions, Inc. *	9,699	105,040
Photronics, Inc. *	18,000	214,920
Power Integrations, Inc.	4,200	197,946
Qorvo, Inc. *	30,074	1,190,931
QuickLogic Corp. *(c)	27,600	35,604
Rambus, Inc. *	19,600	239,904
Rudolph Technologies, Inc. *	16,418	210,315
Semtech Corp. *	21,700	436,170
Silicon Laboratories, Inc. *	9,200	419,520
Skyworks Solutions, Inc.	40,689	2,804,286
SunEdison, Inc. *(c)	58,000	181,540
SunPower Corp. *(c)	15,500	394,320
Synaptics, Inc. *	8,450	619,470
Teradyne, Inc.	34,959	679,253
Tessera Technologies, Inc.	11,100	319,902
Texas Instruments, Inc.	201,197	10,649,357
Ultratech, Inc. *	4,800	96,816
Veeco Instruments, Inc. *	8,800	164,032
Xcerra Corp. *	19,192	105,172
Xilinx, Inc.	47,500	2,387,825
		101,509,671

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 12.0%
Accenture plc, Class A	124,097	13,097,197
ACI Worldwide, Inc. *	23,100	413,490
Activision Blizzard, Inc.	98,232	3,420,438
Actua Corp. *	8,050	76,153
Acxiom Corp. *	13,300	248,710
Adobe Systems, Inc. *	98,610	8,789,109
Akamai Technologies, Inc. *	37,038	1,689,674
Alliance Data Systems Corp. *	11,844	2,366,313
Alphabet, Inc., Class A *	58,976	44,901,378
Alphabet, Inc., Class C *	59,427	44,151,290
Amdocs Ltd.	34,600	1,894,004
Angie's List, Inc. *	22,248	188,886
ANSYS, Inc. *	19,286	1,700,832
Aspen Technology, Inc. *	15,400	499,576
Autodesk, Inc. *	44,300	2,074,126
Automatic Data Processing, Inc.	94,262	7,832,230
Bankrate, Inc. *	14,600	167,024
Bazaarvoice, Inc. *	15,200	55,024
Blackbaud, Inc.	13,400	823,832
Blackhawk Network Holdings, Inc. *	12,003	452,393
Blucora, Inc. *	11,572	99,866
Booz Allen Hamilton Holding Corp.	24,800	701,592
Bottomline Technologies de, Inc. *	8,800	253,616
Broadridge Financial Solutions, Inc.	23,825	1,276,067
BroadSoft, Inc. *	6,500	222,365
CA, Inc.	69,408	1,994,092
CACI International, Inc., Class A *	4,100	340,587
Cadence Design Systems, Inc. *	47,500	929,100
Callidus Software, Inc. *	16,546	255,305
Cardtronics, Inc. *	8,800	271,128
CDK Global, Inc.	32,620	1,436,911
Ciber, Inc. *	24,900	80,925
Citrix Systems, Inc. *	30,800	2,170,168
Cognizant Technology Solutions Corp., Class A *	121,700	7,704,827
CommVault Systems, Inc. *	6,900	258,888
Computer Sciences Corp.	27,638	886,351
comScore, Inc. *	7,500	288,975
Constant Contact, Inc. *	7,000	221,270
Convergys Corp.	16,000	391,040
CoreLogic, Inc. *	23,100	824,670
Cornerstone OnDemand, Inc. *	7,100	217,899
CoStar Group, Inc. *	6,600	1,157,442
Covisint Corp. *	4,460	9,411
CSG Systems International, Inc.	8,900	310,966
CSRA, Inc.	27,638	740,146
Demand Media, Inc. *	5,920	29,837
Demandware, Inc. *	6,800	288,524
Digimarc Corp. *(c)	3,542	126,733
DST Systems, Inc.	5,900	621,919
EarthLink Holdings Corp.	17,050	100,936
eBay, Inc. *	215,744	5,061,354
Ebix, Inc. (c)	8,303	283,298
Edgewater Technology, Inc. *	767	5,975
Electronic Arts, Inc. *	62,500	4,034,062
Ellie Mae, Inc. *	8,393	586,083
Endurance International Group Holdings, Inc. *	13,300	122,094
EnerNOC, Inc. *	9,754	51,208
Envestnet, Inc. *	7,300	171,185
Security	Number of Shares	Value ($)
EPAM Systems, Inc. *	7,800	584,220
Epiq Systems, Inc.	8,525	106,733
Euronet Worldwide, Inc. *	8,800	701,976
Everi Holdings, Inc. *	28,300	79,523
EVERTEC, Inc.	14,000	192,360
ExlService Holdings, Inc. *	7,200	314,352
Facebook, Inc., Class A *	456,507	51,224,650
Fair Isaac Corp.	4,744	453,384
FalconStor Software, Inc. *	1,200	2,232
Fidelity National Information Services, Inc.	56,091	3,350,315
FireEye, Inc. *	29,500	415,655
First Data Corp., Class A *	35,000	467,950
Fiserv, Inc. *	48,600	4,595,616
FleetCor Technologies, Inc. *	14,800	1,818,032
Forrester Research, Inc.	6,800	217,396
Fortinet, Inc. *	26,700	751,338
Gartner, Inc. *	18,100	1,590,809
Genpact Ltd. *	28,274	676,314
Global Payments, Inc.	22,880	1,348,776
Glu Mobile, Inc. *	38,900	85,969
Gogo, Inc. *(c)	16,000	232,800
GrubHub, Inc. *	20,400	384,540
GSE Systems, Inc. *	2,424	5,115
Guidewire Software, Inc. *	14,700	809,088
Heartland Payment Systems, Inc.	7,700	709,016
Higher One Holdings, Inc. *	19,400	67,706
IAC/InterActiveCorp	18,072	938,660
Imperva, Inc. *	8,262	425,989
Infoblox, Inc. *	8,600	138,804
Information Services Group, Inc. *	7,500	28,725
Interactive Intelligence Group, Inc. *	2,900	69,252
Internap Corp. *	13,200	50,952
International Business Machines Corp.	179,951	22,456,085
Intralinks Holdings, Inc. *	12,200	98,332
Intuit, Inc.	54,530	5,208,160
j2 Global, Inc.	9,000	652,590
Jack Henry & Associates, Inc.	13,800	1,120,284
Jive Software, Inc. *	27,994	97,419
Leidos Holdings, Inc.	11,000	507,320
LinkedIn Corp., Class A *	22,800	4,512,348
Lionbridge Technologies, Inc. *	19,500	90,285
Liquidity Services, Inc. *	15,481	100,781
LivePerson, Inc. *	19,700	111,502
LogMeIn, Inc. *	7,600	397,024
Manhattan Associates, Inc. *	16,300	939,695
ManTech International Corp., Class A	8,600	247,938
Marketo, Inc. *	6,684	127,063
MasterCard, Inc., Class A	199,756	17,784,277
Mattersight Corp. *	190	1,037
MAXIMUS, Inc.	11,300	603,081
Mentor Graphics Corp.	23,800	413,644
Microsoft Corp.	1,608,518	88,613,257
MicroStrategy, Inc., Class A *	2,256	389,183
ModusLink Global Solutions, Inc. *	10,450	22,468
MoneyGram International, Inc. *	9,037	47,896
Monotype Imaging Holdings, Inc.	6,500	162,110
Monster Worldwide, Inc. *	35,800	178,642
NetSuite, Inc. *	7,900	548,023
NeuStar, Inc., Class A *(c)	9,300	228,594

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NIC, Inc.	26,000	514,540
Nuance Communications, Inc. *	59,974	1,057,342
Oracle Corp.	644,713	23,409,529
Pandora Media, Inc. *	55,300	537,516
Paychex, Inc.	61,864	2,960,811
Paycom Software, Inc. *	10,700	322,605
Paylocity Holding Corp. *	8,900	276,968
PayPal Holdings, Inc. *	229,744	8,302,948
Pegasystems, Inc.	12,800	300,800
Perficient, Inc. *	7,800	148,590
PRGX Global, Inc. *	11,000	41,800
Progress Software Corp. *	9,300	240,777
Proofpoint, Inc. *	9,000	453,240
PROS Holdings, Inc. *	7,826	96,103
PTC, Inc. *	19,780	585,686
Qlik Technologies, Inc. *	22,200	555,888
Qualys, Inc. *	5,600	145,544
Rackspace Hosting, Inc. *	23,700	478,977
RealNetworks, Inc. *	12,725	46,064
RealPage, Inc. *	10,500	202,545
Red Hat, Inc. *	36,600	2,563,830
Reis, Inc.	1,400	31,570
Rightside Group Ltd. *	5,920	53,280
RingCentral, Inc., Class A *	24,600	536,772
Rovi Corp. *	15,412	299,918
Sabre Corp.	43,200	1,106,352
salesforce.com, Inc. *	125,622	8,549,833
Science Applications International Corp.	6,285	267,867
Seachange International, Inc. *	9,250	57,535
ServiceNow, Inc. *	31,800	1,978,278
ServiceSource International, Inc. *	14,400	55,728
Shutterstock, Inc. *(c)	4,000	115,560
SolarWinds, Inc. *	12,000	719,400
Solera Holdings, Inc.	11,400	618,564
Splunk, Inc. *	27,000	1,249,830
SPS Commerce, Inc. *	4,300	280,704
SS&C Technologies Holdings, Inc.	16,700	1,073,643
Stamps.com, Inc. *	5,827	546,689
StarTek, Inc. *	3,900	15,639
Support.com, Inc. *	18,400	15,881
Sykes Enterprises, Inc. *	11,026	324,605
Symantec Corp.	139,573	2,769,128
Synchronoss Technologies, Inc. *	8,100	248,184
Synopsys, Inc. *	28,084	1,204,804
Syntel, Inc. *	8,600	407,124
Tableau Software, Inc., Class A *	10,742	861,938
Take-Two Interactive Software, Inc. *	22,600	784,220
Tangoe, Inc. *	8,200	68,634
TeleCommunication Systems, Inc., Class A *	10,800	53,568
TeleTech Holdings, Inc.	9,100	243,061
Teradata Corp. *	27,000	657,180
Textura, Corp. *	6,941	109,598
The Hackett Group, Inc.	7,200	106,344
The Ultimate Software Group, Inc. *	6,600	1,159,158
The Western Union Co.	102,032	1,820,251
TiVo, Inc. *	17,800	142,044
Total System Services, Inc.	36,904	1,482,065
Travelport Worldwide Ltd.	20,000	217,800
Twitter, Inc. *	127,600	2,143,680
Tyler Technologies, Inc. *	6,800	1,068,008
Security	Number of Shares	Value ($)
Unisys Corp. *	18,200	178,724
United Online, Inc. *	2,478	26,292
Unwired Planet, Inc. *	647	6,004
Vantiv, Inc., Class A *	29,400	1,383,270
VASCO Data Security International, Inc. *(c)	9,200	142,600
Verint Systems, Inc. *	9,510	348,161
VeriSign, Inc. *	22,275	1,683,990
VirnetX Holding Corp. *(c)	10,600	42,188
Virtusa Corp. *	4,700	210,184
Visa, Inc., Class A	392,504	29,237,623
VMware, Inc., Class A *(c)	17,100	782,325
Web.com Group, Inc. *	18,523	348,788
WebMD Health Corp. *	7,074	361,552
WEX, Inc. *	8,900	646,229
Workday, Inc., Class A *	20,100	1,266,501
Xerox Corp.	194,056	1,892,046
Xura, Inc. *	6,250	134,125
Yahoo! Inc. *	182,944	5,398,677
Yelp, Inc. *	14,300	299,585
Zendesk, Inc. *	15,000	330,150
Zillow Group, Inc., Class A *(c)	8,797	190,631
Zillow Group, Inc., Class C *(c)	17,594	360,677
Zynga, Inc., Class A *	212,600	522,996
		510,345,637
Technology Hardware & Equipment 5.3%
3D Systems Corp. *(c)	18,800	150,588
ADTRAN, Inc.	9,100	165,256
Agilysys, Inc. *	8,460	83,754
Amphenol Corp., Class A	60,800	3,013,856
Anixter International, Inc. *	4,000	197,760
Apple, Inc.	1,122,962	109,309,121
Arista Networks, Inc. *	8,600	516,258
ARRIS International plc *	43,075	1,097,120
Arrow Electronics, Inc. *	18,532	956,251
Aviat Networks, Inc. *	18,877	13,916
Avnet, Inc.	26,588	1,061,393
AVX Corp.	14,000	160,720
Badger Meter, Inc.	4,000	223,320
Belden, Inc.	6,900	294,768
Benchmark Electronics, Inc. *	7,830	164,430
Black Box Corp.	4,100	31,242
Brocade Communications Systems, Inc.	106,135	846,957
CalAmp Corp. *	4,000	68,000
CDW Corp.	31,400	1,207,330
Checkpoint Systems, Inc.	7,100	46,008
Ciena Corp. *	17,970	319,327
Cisco Systems, Inc.	1,015,140	24,150,181
Cognex Corp.	14,800	477,300
Coherent, Inc. *	4,100	316,807
CommScope Holding Co., Inc. *	27,582	618,389
Comtech Telecommunications Corp.	4,175	81,496
Corning, Inc.	239,007	4,447,920
Cray, Inc. *	7,600	299,364
CTS Corp.	8,800	138,600
Daktronics, Inc.	8,700	69,861
Diebold, Inc.	12,900	357,588
Digi International, Inc. *	9,100	82,992
Dolby Laboratories, Inc., Class A	8,800	316,888

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DTS, Inc. *	4,300	95,804
Echelon Corp. *	720	4,306
EchoStar Corp., Class A *	6,740	236,776
Electro Rent Corp.	7,100	62,054
Electro Scientific Industries, Inc. *	9,900	59,796
Electronics For Imaging, Inc. *	15,500	641,390
EMC Corp.	389,899	9,657,798
Extreme Networks, Inc. *	27,500	75,900
F5 Networks, Inc. *	13,100	1,228,518
Fabrinet *	11,108	276,700
FARO Technologies, Inc. *	3,000	77,010
FEI Co.	10,000	724,500
Finisar Corp. *	15,800	200,660
Fitbit, Inc., Class A *(c)	14,800	245,680
FLIR Systems, Inc.	26,100	763,164
Frequency Electronics, Inc. *	500	4,440
Harmonic, Inc. *	20,042	66,139
Harris Corp.	22,755	1,979,002
Hewlett Packard Enterprise Co.	353,736	4,867,407
HP, Inc.	353,736	3,434,777
Hutchinson Technology, Inc. *	6,000	22,200
I.D. Systems, Inc. *	5,500	22,055
Identiv, Inc. *	120	228
II-VI, Inc. *	13,000	270,400
Imation Corp. *	5,500	4,618
Immersion Corp. *	4,300	36,464
Infinera Corp. *	27,300	418,236
Ingram Micro, Inc., Class A	25,500	719,100
Insight Enterprises, Inc. *	8,950	211,489
Intellicheck Mobilisa, Inc. *	62	62
InterDigital, Inc.	6,700	301,768
InvenSense, Inc. *	8,900	73,069
IPG Photonics Corp. *	7,400	598,142
Itron, Inc. *	5,700	187,872
Ixia *	14,900	142,593
Jabil Circuit, Inc.	35,300	702,823
Juniper Networks, Inc.	75,965	1,792,774
Keysight Technologies, Inc. *	31,458	736,117
Kimball Electronics, Inc. *	6,825	68,523
Knowles Corp. *	13,900	189,040
Lexmark International, Inc., Class A	10,900	307,489
LightPath Technologies, Inc., Class A *	75	219
Littelfuse, Inc.	3,700	377,030
Lumentum Holdings, Inc. *	8,910	175,794
Maxwell Technologies, Inc. *(c)	7,700	53,669
Mercury Systems, Inc. *	7,800	148,902
Methode Electronics, Inc.	9,500	247,570
MOCON, Inc.	600	7,866
Motorola Solutions, Inc.	34,733	2,319,123
MTS Systems Corp.	3,781	201,906
Multi-Fineline Electronix, Inc. *	5,700	95,361
National Instruments Corp.	16,112	459,192
NCR Corp. *	35,100	749,034
NetApp, Inc.	64,900	1,423,257
NETGEAR, Inc. *	6,000	224,220
NetScout Systems, Inc. *	26,000	560,300
Newport Corp. *	8,500	129,455
Nimble Storage, Inc. *	16,100	105,777
OSI Systems, Inc. *	3,700	202,834
Palo Alto Networks, Inc. *	14,900	2,227,401
Park Electrochemical Corp.	3,600	58,608
Security	Number of Shares	Value ($)
PC Connection, Inc.	7,000	157,990
PC-Tel, Inc.	8,900	42,631
Plantronics, Inc.	6,000	268,980
Plexus Corp. *	6,500	227,175
Polycom, Inc. *	22,400	228,256
QLogic Corp. *	17,044	218,504
QUALCOMM, Inc.	304,739	13,816,866
Quantum Corp. *	125,000	59,400
Radisys Corp. *	7,200	19,440
Research Frontiers, Inc. *(c)	2,800	12,012
Richardson Electronics Ltd.	7,300	37,595
Rofin-Sinar Technologies, Inc. *	3,800	96,862
Rogers Corp. *	4,200	199,374
Ruckus Wireless, Inc. *	20,000	168,200
SanDisk Corp.	41,700	2,948,190
Sanmina Corp. *	20,900	391,666
ScanSource, Inc. *	6,300	197,694
Seagate Technology plc	61,966	1,800,112
Sonus Networks, Inc. *	15,860	95,160
Super Micro Computer, Inc. *	8,200	244,196
SYNNEX Corp.	8,400	705,180
TE Connectivity Ltd.	78,300	4,475,628
Tech Data Corp. *	5,300	330,720
TESSCO Technologies, Inc.	4,025	66,493
TransAct Technologies, Inc.	1,500	11,595
Trimble Navigation Ltd. *	62,084	1,197,600
TTM Technologies, Inc. *	11,000	64,130
Ubiquiti Networks, Inc. *(c)	3,200	94,752
Universal Display Corp. *	10,100	495,910
VeriFone Systems, Inc. *	18,000	421,020
ViaSat, Inc. *	10,700	668,750
Viavi Solutions, Inc. *	44,553	222,765
Vishay Intertechnology, Inc.	18,588	213,019
Vishay Precision Group, Inc. *	5,620	66,428
Western Digital Corp.	47,345	2,271,613
Zebra Technologies Corp., Class A *	9,575	578,330
		225,673,398
Telecommunication Services 2.4%
8x8, Inc. *	25,000	314,000
Alaska Communications Systems Group, Inc. *	5,000	8,100
AT&T, Inc.	1,234,207	44,505,504
Atlantic Tele-Network, Inc.	3,250	250,218
CenturyLink, Inc.	114,178	2,902,405
Cincinnati Bell, Inc. *	61,468	199,156
Cogent Communications Holdings, Inc.	9,900	330,759
Consolidated Communications Holdings, Inc.	16,757	335,810
Frontier Communications Corp.	257,368	1,171,024
General Communication, Inc., Class A *	10,500	190,260
Globalstar, Inc. *(c)	42,400	54,272
inContact, Inc. *	20,172	174,488
Iridium Communications, Inc. *	11,800	82,128
Level 3 Communications, Inc. *	62,725	3,061,607
Lumos Networks Corp. *	1,500	17,370
NTELOS Holdings Corp. *	4,500	41,625
SBA Communications Corp., Class A *	26,400	2,620,992

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shenandoah Telecommunications Co.	14,200	326,316
Spok Holdings, Inc.	5,500	99,055
Sprint Corp. *(c)	142,805	431,271
T-Mobile US, Inc. *	57,450	2,306,618
Telephone & Data Systems, Inc.	22,222	515,328
United States Cellular Corp. *	5,400	203,256
Verizon Communications, Inc.	816,069	40,778,968
Vonage Holdings Corp. *	36,400	186,732
Windstream Holdings, Inc. (c)	18,211	105,078
Zayo Group Holdings, Inc. *	12,000	300,240
		101,512,580
Transportation 1.9%
Alaska Air Group, Inc.	25,000	1,760,000
Allegiant Travel Co.	3,200	513,504
AMERCO	1,000	366,650
American Airlines Group, Inc.	130,597	5,091,977
ArcBest Corp.	4,800	98,544
Atlas Air Worldwide Holdings, Inc. *	6,500	238,745
Avis Budget Group, Inc. *	20,600	541,162
C.H. Robinson Worldwide, Inc.	29,100	1,884,807
Celadon Group, Inc.	8,890	70,587
Covenant Transport Group, Inc., Class A *	3,000	58,590
CSX Corp.	192,700	4,435,954
Delta Air Lines, Inc.	161,811	7,166,609
Expeditors International of Washington, Inc.	40,900	1,845,408
FedEx Corp.	51,363	6,825,115
Forward Air Corp.	4,600	198,536
Genesee & Wyoming, Inc., Class A *	9,000	446,220
Hawaiian Holdings, Inc. *	10,700	376,747
Heartland Express, Inc.	16,241	278,533
Hertz Global Holdings, Inc. *	87,300	792,684
Hub Group, Inc., Class A *	7,100	216,337
JB Hunt Transport Services, Inc.	19,600	1,424,920
JetBlue Airways Corp. *	60,662	1,292,707
Kansas City Southern	23,255	1,648,314
Kirby Corp. *	11,100	562,215
Knight Transportation, Inc.	14,650	358,486
Landstar System, Inc.	6,600	378,906
Macquarie Infrastructure Corp.	13,700	918,722
Marten Transport Ltd.	9,476	159,007
Matson, Inc.	10,500	424,305
Norfolk Southern Corp.	62,900	4,434,450
Old Dominion Freight Line, Inc. *	12,412	680,550
Park-Ohio Holdings Corp.	3,600	102,708
Republic Airways Holdings, Inc. *	12,500	26,625
Roadrunner Transportation Systems, Inc. *	4,900	38,808
Ryder System, Inc.	9,500	505,115
Saia, Inc. *	4,450	95,186
SkyWest, Inc.	7,000	105,140
Southwest Airlines Co.	129,015	4,853,544
Spirit Airlines, Inc. *	14,000	585,200
Swift Transportation Co. *	19,000	309,890
Union Pacific Corp.	170,970	12,309,840
United Continental Holdings, Inc. *	75,700	3,654,796
United Parcel Service, Inc., Class B	139,785	13,027,962
Universal Truckload Services, Inc.	3,300	42,603
Security	Number of Shares	Value ($)
Werner Enterprises, Inc.	10,032	242,273
Wesco Aircraft Holdings, Inc. *	13,500	152,415
XPO Logistics, Inc. *(c)	24,310	555,484
YRC Worldwide, Inc. *	8,600	88,924
		82,185,804
Utilities 3.4%
AES Corp.	138,596	1,316,662
AGL Resources, Inc.	21,529	1,368,383
ALLETE, Inc.	14,633	774,086
Alliant Energy Corp.	26,300	1,718,442
Ameren Corp.	43,176	1,939,466
American DG Energy, Inc. *	11,400	4,423
American Electric Power Co., Inc.	96,320	5,872,630
American States Water Co.	9,600	435,840
American Water Works Co., Inc.	31,200	2,025,192
Aqua America, Inc.	37,467	1,181,335
Artesian Resources Corp., Class A	4,000	121,240
Atmos Energy Corp.	17,400	1,204,428
Avista Corp.	15,800	585,074
Black Hills Corp.	13,400	660,352
Cadiz, Inc. *(c)	6,356	35,276
California Water Service Group	11,300	283,517
Calpine Corp. *	65,100	996,681
CenterPoint Energy, Inc.	88,700	1,585,069
Chesapeake Utilities Corp.	2,770	174,427
Cleco Corp.	16,000	850,240
CMS Energy Corp.	56,959	2,214,566
Connecticut Water Service, Inc.	5,100	218,943
Consolidated Edison, Inc.	55,510	3,851,839
Delta Natural Gas Co., Inc.	1,291	28,157
Dominion Resources, Inc.	118,765	8,571,270
DTE Energy Co.	33,748	2,868,917
Duke Energy Corp.	136,950	10,312,335
Dynegy, Inc. *	27,300	323,232
Edison International	62,910	3,887,838
El Paso Electric Co.	11,300	462,509
Entergy Corp.	34,293	2,420,400
Eversource Energy	61,336	3,299,877
Exelon Corp.	190,269	5,626,254
FirstEnergy Corp.	82,056	2,712,771
Genie Energy Ltd., Class B *	12,800	107,648
Great Plains Energy, Inc.	41,341	1,152,587
Hawaiian Electric Industries, Inc.	27,100	810,832
IDACORP, Inc.	9,800	681,982
ITC Holdings Corp.	33,000	1,316,700
MDU Resources Group, Inc.	36,025	608,102
MGE Energy, Inc.	9,950	482,077
Middlesex Water Co.	9,400	272,600
National Fuel Gas Co.	20,700	938,331
New Jersey Resources Corp.	20,150	709,683
NextEra Energy, Inc.	91,372	10,207,166
NiSource, Inc.	65,764	1,381,702
Northwest Natural Gas Co.	6,300	327,285
NorthWestern Corp.	7,100	396,464
NRG Energy, Inc.	63,356	674,108
NRG Yield, Inc., Class A	8,300	102,920
NRG Yield, Inc., Class C	8,300	109,892
OGE Energy Corp.	41,200	1,080,676
ONE Gas, Inc.	8,525	482,174
Ormat Technologies, Inc.	8,600	304,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Otter Tail Corp.	7,800	217,152
Pattern Energy Group, Inc.	6,400	121,280
Pepco Holdings, Inc.	56,800	1,515,424
PG&E Corp.	98,100	5,386,671
Piedmont Natural Gas Co., Inc.	24,400	1,445,456
Pinnacle West Capital Corp.	24,200	1,604,702
PNM Resources, Inc.	11,200	351,792
Portland General Electric Co.	24,800	963,976
PPL Corp.	125,700	4,407,042
Public Service Enterprise Group, Inc.	97,800	4,039,140
Pure Cycle Corp. *	8,000	31,840
Questar Corp.	28,900	589,271
SCANA Corp.	31,005	1,951,765
Sempra Energy	46,596	4,414,971
SJW Corp.	4,470	145,722
South Jersey Industries, Inc.	8,400	208,824
Southwest Gas Corp.	13,400	788,322
Talen Energy Corp. *	15,700	112,255
TECO Energy, Inc.	41,000	1,111,920
TerraForm Power, Inc., Class A *	9,400	93,154
The Empire District Electric Co.	11,200	328,608
The Laclede Group, Inc.	15,200	971,888
The Southern Co.	182,721	8,938,711
The York Water Co.	6,100	162,687
UGI Corp.	27,900	948,600
Unitil Corp.	7,200	279,000
Vectren Corp.	15,266	638,729
WEC Energy Group, Inc.	61,277	3,384,329
Westar Energy, Inc.	28,600	1,245,816
WGL Holdings, Inc.	7,300	487,567
Xcel Energy, Inc.	103,108	3,940,788
		142,906,442
Total Common Stock
(Cost $2,893,187,453)		4,181,156,736

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(e)	31,000	34,410
FRD Acquisition Co. CVR *(b)(e)	8,700	—
		34,410
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	27,846
Total Rights
(Cost $67,392)		62,256

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 1.0% of net assets
Securities Lending Collateral 1.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (d)	44,604,703	44,604,703
Total Other Investment Company
(Cost $44,604,703)		44,604,703
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Bank of Tokyo - Mitsubishi UFJ
0.14%, 02/01/16	12,496,714	12,496,714
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	41,367,984	41,367,984
Total Short-Term Investments
(Cost $53,864,698)		53,864,698

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $3,013,900,551 and the unrealized appreciation and depreciation were $1,472,217,771 and ($206,429,929), respectively, with a net unrealized appreciation of $1,265,787,842.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $62,256 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $44,589,362.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	110	11,345,400	(307,967)
S&P 500 Index, e-mini, Long, expires 03/18/16	660	63,693,300	(551,626)
Net Unrealized Depreciation			(859,593)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,181,156,736	$—	$—	$4,181,156,736
Rights [1]	—	—	62,256	62,256
Warrants [1]	—	—	—	—
Other Investment Company[1]	44,604,703	—	—	44,604,703
Short-Term Investments[1]	—	53,864,698	—	53,864,698
Total	$4,225,761,439	$53,864,698	$62,256	$4,279,688,393
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($859,593)	$—	$—	($859,593)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Rights	$32,760	$—	($4,914)	$34,410	$—	$—	$—	$62,256
Total	$32,760	$—	($4,914)	$34,410	$—	$—	$—	$62,256
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.1%	Common Stock	2,561,058,092	2,722,740,047
0.5%	Preferred Stock	16,806,002	14,581,833
0.0%	Rights	171,378	173,718
0.6%	Other Investment Company	15,462,571	15,462,571
0.8%	Short-Term Investments	21,169,948	21,169,948
100.0%	Total Investments	2,614,667,991	2,774,128,117
0.0%	Other Assets and Liabilities, Net		934,928
100.0%	Net Assets		2,775,063,045

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets
Australia 6.7%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	682,109	11,840,725
Bank of Queensland Ltd.	89,063	834,280
Bendigo & Adelaide Bank Ltd.	98,787	759,910
Commonwealth Bank of Australia	402,200	22,734,610
National Australia Bank Ltd.	622,736	12,371,274
Westpac Banking Corp.	786,939	17,427,751
		65,968,550
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	454,621
Commercial & Professional Supplies 0.1%
Brambles Ltd.	375,416	2,998,964
Seek Ltd.	74,156	772,016
		3,770,980
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	887,530
Crown Resorts Ltd.	86,330	761,454
Flight Centre Travel Group Ltd. (a)	11,202	313,054
Tabcorp Holdings Ltd.	197,467	649,164
Tatts Group Ltd.	359,783	1,070,254
		3,681,456
Diversified Financials 0.2%
ASX Ltd.	47,112	1,425,036
Challenger Ltd.	134,444	765,174
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	70,191	3,620,565
Platinum Asset Management Ltd.	46,261	214,150
		6,024,925
Energy 0.3%
Caltex Australia Ltd.	64,807	1,733,103
Oil Search Ltd.	320,180	1,504,618
Origin Energy Ltd.	420,422	1,244,296
Santos Ltd.	395,441	906,903
Woodside Petroleum Ltd.	176,879	3,564,883
		8,953,803
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	266,083	8,028,513
Woolworths Ltd.	303,252	5,271,938
		13,300,451
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	776,228
Treasury Wine Estates Ltd.	179,536	1,168,513
		1,944,741
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	908,991
Healthscope Ltd.	411,020	649,743
Ramsay Health Care Ltd.	33,875	1,470,729
Sonic Healthcare Ltd.	85,234	1,123,671
		4,153,134
Insurance 0.4%
AMP Ltd.	709,105	2,732,635
Insurance Australia Group Ltd.	570,516	2,157,886
Medibank Pvt Ltd.	623,599	1,117,678
QBE Insurance Group Ltd.	322,860	2,525,563
Suncorp Group Ltd.	309,827	2,584,750
		11,118,512
Materials 0.8%
Alumina Ltd.	529,070	396,018
Amcor Ltd.	275,282	2,625,079
BHP Billiton Ltd.	766,106	8,413,344
Boral Ltd.	194,101	778,868
Fortescue Metals Group Ltd. (a)	384,488	483,195
Iluka Resources Ltd.	88,811	348,446
Incitec Pivot Ltd.	387,731	864,245
James Hardie Industries plc CDI	108,813	1,260,899
Newcrest Mining Ltd. *	185,787	1,746,528
Orica Ltd.	85,202	868,284
Rio Tinto Ltd.	102,987	2,908,328
South32 Ltd. *	1,284,917	901,860
		21,595,094
Media 0.0%
REA Group Ltd.	11,698	444,023
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	110,317	8,217,410

    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.6%
Dexus Property Group	239,107	1,261,126
Goodman Group	414,322	1,814,201
LendLease Group	136,065	1,270,586
Mirvac Group	854,706	1,167,029
Scentre Group	1,283,949	4,010,745
Stockland	562,198	1,649,532
The GPT Group	438,599	1,534,255
Vicinity Centres	803,376	1,672,528
Westfield Corp.	460,848	3,280,594
		17,660,596
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	423,511
Software & Services 0.0%
Computershare Ltd.	115,712	863,889
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,009,729	4,068,554
TPG Telecom Ltd.	68,681	494,836
		4,563,390
Transportation 0.3%
Asciano Ltd.	158,233	1,003,144
Aurizon Holdings Ltd.	498,416	1,317,945
Qantas Airways Ltd. *	98,127	272,872
Sydney Airport	251,805	1,185,723
Transurban Group	480,524	3,704,682
		7,484,366
Utilities 0.2%
AGL Energy Ltd.	157,765	2,103,983
APA Group	263,879	1,608,635
AusNet Services	407,266	426,500
DUET Group	544,007	895,253
		5,034,371
		185,657,823
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,904,667
Raiffeisen Bank International AG *	31,357	395,519
		2,300,186
Capital Goods 0.1%
ANDRITZ AG	19,353	899,883
Energy 0.0%
OMV AG	34,514	888,401
Materials 0.0%
voestalpine AG	24,764	651,271
		4,739,741
Belgium 1.5%
Banks 0.1%
KBC Groep N.V.	59,647	3,418,177
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,422,637
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Colruyt S.A.	17,161	917,584
Delhaize Group	24,505	2,572,045
		3,489,629
Food, Beverage & Tobacco 0.9%
Anheuser-Busch InBev N.V.	190,470	23,954,752
Insurance 0.1%
Ageas	48,027	1,950,421
Materials 0.1%
Solvay S.A.	17,808	1,475,269
Umicore S.A.	22,105	812,699
		2,287,968
Media 0.0%
Telenet Group Holding N.V. *	11,584	602,993
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,596,064
Telecommunication Services 0.0%
Proximus	34,582	1,195,404
		40,918,045
Denmark 1.9%
Banks 0.2%
Danske Bank A/S	165,371	4,450,374
Capital Goods 0.1%
Vestas Wind Systems A/S	52,397	3,428,561
Commercial & Professional Supplies 0.1%
ISS A/S	33,325	1,178,147
Consumer Durables & Apparel 0.1%
Pandora A/S	26,305	3,519,227
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	24,724	2,084,420
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,197,361
William Demant Holding A/S *	6,452	568,749
		2,766,110
Insurance 0.0%
Tryg A/S	28,614	547,131
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,433,387
Novozymes A/S, B Shares	55,255	2,306,299
		3,739,686
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novo Nordisk A/S, Class B	464,673	25,960,540
Telecommunication Services 0.0%
TDC A/S	207,416	890,736
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,167,906
AP Moeller - Maersk A/S, Series B	1,576	2,027,717
DSV A/S	45,591	1,774,237
		4,969,860
		53,534,792

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	885,162
Capital Goods 0.2%
Kone Oyj, Class B	79,915	3,512,594
Metso Oyj	25,010	516,057
Wartsila Oyj Abp	36,379	1,634,050
		5,662,701
Energy 0.0%
Neste Oyj	30,786	964,504
Insurance 0.2%
Sampo Oyj, A Shares	107,335	5,197,618
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,038,693
UPM-Kymmene Oyj	129,195	2,105,468
		3,144,161
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	776,966
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,238,114	8,918,707
Telecommunication Services 0.1%
Elisa Oyj	31,961	1,157,600
Utilities 0.1%
Fortum Oyj	102,012	1,604,084
		28,311,503
France 9.7%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	43,378	3,957,519
Peugeot S.A. *	102,034	1,517,221
Renault S.A.	45,018	3,819,908
Valeo S.A.	19,073	2,478,313
		11,772,961
Banks 0.8%
BNP Paribas S.A.	251,022	11,891,366
Credit Agricole S.A.	245,692	2,451,777
Natixis S.A.	235,018	1,149,845
Societe Generale S.A.	172,216	6,569,625
		22,062,613
Capital Goods 1.6%
Airbus Group SE	140,195	8,817,712
Alstom S.A. *(a)	52,546	1,410,002
Bouygues S.A.	48,125	1,883,811
Compagnie de Saint-Gobain	116,947	4,819,884
Legrand S.A.	63,523	3,498,881
Rexel S.A.	77,223	914,529
Safran S.A.	74,290	4,812,691
Schneider Electric SE	132,493	7,069,263
Thales S.A.	24,970	1,900,586
Vinci S.A.	113,110	7,662,887
Zodiac Aerospace (a)	47,203	984,324
		43,774,570
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,132,861
Edenred	49,244	926,516
Societe BIC S.A.	6,847	1,115,146
		3,174,523
Consumer Durables & Apparel 0.6%
Christian Dior SE	12,965	2,192,726
Hermes International	6,333	2,154,571
Kering	17,828	3,004,419
LVMH Moet Hennessy Louis Vuitton SE	66,204	10,648,679
		18,000,395
Consumer Services 0.1%
Accor S.A.	51,113	1,941,183
Sodexo S.A.	21,974	2,152,100
		4,093,283
Diversified Financials 0.0%
Eurazeo S.A.	9,055	552,753
Wendel S.A.	6,304	631,290
		1,184,043
Energy 0.9%
Technip S.A.	24,327	1,133,506
Total S.A.	514,927	22,873,520
		24,007,026
Food & Staples Retailing 0.1%
Carrefour S.A.	130,295	3,708,300
Casino Guichard Perrachon S.A. (a)	13,859	628,214
		4,336,514
Food, Beverage & Tobacco 0.6%
Danone S.A.	139,544	9,611,143
Pernod-Ricard S.A.	50,820	5,947,642
Remy Cointreau S.A.	5,148	369,742
		15,928,527
Health Care Equipment & Services 0.2%
Essilor International S.A.	48,813	6,055,830
Household & Personal Products 0.4%
L'Oreal S.A.	59,488	10,167,968
Insurance 0.5%
AXA S.A.	461,939	11,415,773
CNP Assurances	42,813	572,517
SCOR SE	34,843	1,214,565
		13,202,855
Materials 0.4%
Air Liquide S.A.	81,614	8,439,657
ArcelorMittal (a)	240,377	911,932
Arkema S.A.	16,853	1,052,654
Imerys S.A.	8,347	516,559
		10,920,802
Media 0.5%
Eutelsat Communications S.A.	42,441	1,371,671
JC Decaux S.A.	15,814	622,694
Lagardere S.C.A.	27,000	767,281
Numericable-SFR SAS	25,897	1,028,222
Publicis Groupe S.A.	44,517	2,670,366

    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SES S.A.	79,543	2,079,848
Vivendi S.A. (a)	278,132	6,046,612
		14,586,694
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	279,899	23,276,586
Real Estate 0.4%
Fonciere Des Regions	6,593	560,185
Gecina S.A.	7,883	1,013,338
ICADE	7,471	530,946
Klepierre	53,561	2,321,440
Unibail-Rodamco SE	23,504	5,924,455
		10,350,364
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	978,506
Software & Services 0.3%
Atos SE	20,754	1,640,677
Cap Gemini S.A.	38,483	3,516,605
Dassault Systemes S.A.	29,185	2,255,812
		7,413,094
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	926,332
Ingenico Group S.A.	13,215	1,559,965
		2,486,297
Telecommunication Services 0.4%
Iliad S.A.	6,150	1,542,163
Orange S.A.	470,643	8,356,569
		9,898,732
Transportation 0.1%
Aeroports de Paris	6,658	754,218
Bollore S.A.	195,141	787,576
Groupe Eurotunnel SE - Reg'd	113,376	1,302,837
		2,844,631
Utilities 0.4%
Electricite de France S.A.	54,100	707,438
Engie	347,314	5,541,593
Suez Environnement Co.	73,480	1,362,135
Veolia Environnement S.A.	104,117	2,510,168
		10,121,334
		270,638,148
Germany 8.3%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	79,356	6,609,169
Continental AG	26,192	5,496,321
Daimler AG - Reg'd	228,523	15,999,751
Volkswagen AG	8,715	1,143,997
		29,249,238
Banks 0.1%
Commerzbank AG *	259,072	2,105,345
Capital Goods 0.8%
Brenntag AG	35,268	1,730,520
GEA Group AG	42,458	1,781,245
MAN SE	8,274	836,032
Security	Number of Shares	Value ($)
OSRAM Licht AG	22,359	998,250
Siemens AG - Reg'd	188,094	18,028,760
		23,374,807
Consumer Durables & Apparel 0.2%
adidas AG	49,015	5,047,204
Hugo Boss AG	15,109	1,203,321
		6,250,525
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	328,550	5,887,931
Deutsche Boerse AG	45,917	3,918,215
		9,806,146
Food & Staples Retailing 0.0%
METRO AG	43,780	1,240,515
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	51,053	4,534,056
Fresenius SE & Co. KGaA	90,860	6,029,272
		10,563,328
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,259,355
Henkel AG & Co. KGaA	24,790	2,285,874
		4,545,229
Insurance 1.0%
Allianz SE - Reg'd	108,002	17,478,646
Hannover Rueck SE	13,693	1,441,155
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	39,406	7,592,409
		26,512,210
Materials 1.0%
BASF SE	218,163	14,541,257
Evonik Industries AG	30,748	949,258
HeidelbergCement AG	32,936	2,426,171
K&S AG - Reg'd	42,301	894,266
LANXESS AG	20,526	847,460
Linde AG	44,461	6,050,036
Symrise AG	29,749	1,929,200
ThyssenKrupp AG	88,924	1,373,987
		29,011,635
Media 0.2%
Axel Springer SE	9,201	479,119
Kabel Deutschland Holding AG	4,715	604,110
ProSiebenSat.1 Media SE	52,467	2,621,454
RTL Group S.A. *	8,951	725,014
		4,429,697
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	196,308	22,093,723
Merck KGaA	31,180	2,714,922
QIAGEN N.V. *	50,348	1,150,176
		25,958,821
Real Estate 0.2%
Deutsche Wohnen AG	78,727	2,075,565
Vonovia SE	110,187	3,358,363
		5,433,928
Retailing 0.0%
Zalando SE *(e)	20,862	718,453

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	268,027	3,586,588
Software & Services 0.7%
SAP SE	232,926	18,560,693
United Internet AG - Reg'd	30,312	1,568,750
		20,129,443
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	764,517	13,312,431
Telefonica Deutschland Holding AG	138,346	686,209
		13,998,640
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	778,757
Deutsche Post AG - Reg'd	232,177	5,627,229
Fraport AG Frankfurt Airport Services Worldwide	9,632	584,197
		6,990,183
Utilities 0.2%
E.ON SE	467,073	4,786,009
RWE AG	119,048	1,667,565
		6,453,574
		230,358,305
Hong Kong 3.0%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	852,500	2,269,452
Hang Seng Bank Ltd.	180,636	3,003,544
The Bank of East Asia Ltd.	262,000	770,152
		6,043,148
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	647,025	8,084,381
NWS Holdings Ltd.	321,000	478,597
		8,562,978
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	792,688
Techtronic Industries Co., Ltd.	331,000	1,255,880
Yue Yuen Industrial Holdings Ltd.	160,500	554,318
		2,602,886
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,784,497
Melco Crown Entertainment Ltd. ADR	23,187	353,370
MGM China Holdings Ltd.	183,200	220,547
Sands China Ltd.	592,400	2,069,101
Shangri-La Asia Ltd.	258,000	240,350
SJM Holdings Ltd.	398,000	262,661
Wynn Macau Ltd. (a)	321,600	348,226
		5,278,752
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	340,114
Hong Kong Exchanges & Clearing Ltd.	273,618	6,063,549
		6,403,663
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *(e)	1,296,000	742,112
Insurance 0.6%
AIA Group Ltd.	2,868,000	15,944,534
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	630,525	3,417,658
Hang Lung Properties Ltd.	536,000	988,720
Henderson Land Development Co., Ltd.	262,438	1,429,517
Hongkong Land Holdings Ltd.	139,400	878,337
Hysan Development Co., Ltd.	156,000	604,451
Kerry Properties Ltd.	166,500	385,350
Link REIT	545,500	3,129,523
New World Development Co., Ltd.	1,295,666	1,060,656
Sino Land Co., Ltd.	700,000	899,300
Sun Hung Kai Properties Ltd.	403,604	4,378,799
Swire Pacific Ltd., Class A	141,090	1,361,068
Swire Properties Ltd.	277,600	722,314
The Wharf Holdings Ltd.	322,100	1,507,339
Wheelock & Co., Ltd.	214,000	819,292
		21,582,324
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	413,204
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	853,763
PCCW Ltd.	976,000	585,456
		1,439,219
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	408,770
MTR Corp., Ltd.	341,000	1,543,887
		1,952,657
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	152,000	1,429,627
CLP Holdings Ltd.	462,580	3,885,728
HK Electric Investments & HK Electric Investments Ltd. (a)(e)	644,000	504,060
Hong Kong & China Gas Co., Ltd.	1,683,516	2,963,401
Power Assets Holdings Ltd.	324,500	2,966,034
		11,748,850
		82,714,327
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,507,733	2,146,292
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	36,864	3,005,992
Materials 0.2%
CRH plc	195,910	5,196,425
Transportation 0.0%
Ryanair Holdings plc	43,580	648,426
		10,997,135

    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,230,608
Bank Leumi Le-Israel B.M. *	308,155	1,014,851
Mizrahi Tefahot Bank Ltd.	30,973	347,700
		2,593,159
Energy 0.0%
Delek Group Ltd.	790	136,292
Materials 0.0%
Israel Chemicals Ltd.	111,577	449,674
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Taro Pharmaceutical Industries Ltd. *	1,960	285,768
Teva Pharmaceutical Industries Ltd.	216,871	13,326,106
		13,611,874
Real Estate 0.0%
Azrieli Group Ltd.	8,005	282,517
Software & Services 0.1%
Check Point Software Technologies Ltd. *	16,355	1,288,938
Mobileye N.V. *(a)	19,407	526,512
NICE-Systems Ltd.	13,354	801,284
		2,616,734
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	1,026,718
		20,716,968
Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V. *	30,129	1,194,579
Fiat Chrysler Automobiles N.V.	213,501	1,494,839
		2,689,418
Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. *	656,712	476,678
Banco Popolare SC *	85,416	795,602
Intesa Sanpaolo S.p.A.	3,021,399	8,608,476
UniCredit S.p.A.	1,140,728	4,409,848
Unione di Banche Italiane S.p.A.	204,609	958,787
		15,249,391
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,396,839
Finmeccanica S.p.A. *	92,749	1,104,908
Prysmian S.p.A.	46,111	948,739
		3,450,486
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	2,487,269
Diversified Financials 0.1%
EXOR S.p.A.	21,408	697,882
Mediobanca S.p.A.	139,974	1,121,807
		1,819,689
Security	Number of Shares	Value ($)
Energy 0.4%
Eni S.p.A.	604,360	8,770,547
Saipem S.p.A. *(a)	62,014	38,437
Tenaris S.A.	118,780	1,230,070
		10,039,054
Insurance 0.2%
Assicurazioni Generali S.p.A.	274,668	4,124,071
UnipolSai S.p.A.	249,290	529,708
		4,653,779
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,721,637	3,029,138
Transportation 0.1%
Atlantia S.p.A.	97,393	2,551,928
Utilities 0.4%
Enel Green Power S.p.A.	383,029	750,716
Enel S.p.A.	1,676,438	6,882,918
Snam S.p.A.	505,463	2,836,083
Terna - Rete Elettrica Nationale S.p.A.	363,475	1,947,858
		12,417,575
		58,387,727
Japan 23.1%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	45,600	1,936,296
Bridgestone Corp.	155,257	5,656,317
Daihatsu Motor Co., Ltd.	50,300	785,246
Denso Corp.	116,200	5,011,473
Fuji Heavy Industries Ltd.	140,200	5,737,389
Honda Motor Co., Ltd.	385,539	10,450,800
Isuzu Motors Ltd.	145,300	1,472,316
Koito Manufacturing Co., Ltd.	26,000	1,204,668
Mazda Motor Corp.	129,500	2,356,604
Mitsubishi Motors Corp.	146,600	1,183,879
NGK Spark Plug Co., Ltd.	40,200	949,782
NHK Spring Co., Ltd.	37,000	364,660
Nissan Motor Co., Ltd.	591,896	5,886,828
NOK Corp.	20,800	432,433
Stanley Electric Co., Ltd.	33,100	728,462
Sumitomo Electric Industries Ltd.	176,700	2,328,189
Sumitomo Rubber Industries Ltd.	40,700	516,556
Suzuki Motor Corp.	86,300	2,649,666
The Yokohama Rubber Co., Ltd.	24,500	367,298
Toyoda Gosei Co., Ltd.	17,100	370,479
Toyota Industries Corp.	39,700	1,992,551
Toyota Motor Corp.	646,803	38,956,662
Yamaha Motor Co., Ltd.	63,000	1,261,929
		92,600,483
Banks 2.0%
Aozora Bank Ltd.	253,000	847,426
Fukuoka Financial Group, Inc.	180,000	763,915
Hokuhoku Financial Group, Inc.	282,000	523,082
Japan Post Bank Co., Ltd. *	100,500	1,221,955
Kyushu Financial Group, Inc. *	75,000	467,823

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	3,019,309	15,482,699
Mizuho Financial Group, Inc.	5,564,934	9,628,556
Resona Holdings, Inc.	520,600	2,394,115
Seven Bank Ltd.	149,400	636,292
Shinsei Bank Ltd.	411,000	642,379
Sumitomo Mitsui Financial Group, Inc.	301,146	10,103,029
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,525,944
Suruga Bank Ltd.	44,300	804,290
The Bank of Kyoto Ltd.	77,000	597,319
The Bank of Yokohama Ltd.	277,000	1,477,440
The Chiba Bank Ltd.	169,000	1,045,402
The Chugoku Bank Ltd.	43,400	516,647
The Gunma Bank Ltd.	94,000	520,476
The Hachijuni Bank Ltd.	95,000	531,231
The Hiroshima Bank Ltd.	116,000	580,739
The Iyo Bank Ltd.	57,500	487,430
The Joyo Bank Ltd.	154,000	625,423
The Shizuoka Bank Ltd.	132,000	1,152,319
Yamaguchi Financial Group, Inc.	50,000	541,438
		54,117,369
Capital Goods 2.7%
Amada Holdings Co., Ltd.	86,000	812,244
Asahi Glass Co., Ltd.	223,000	1,359,687
Daikin Industries Ltd.	54,900	3,709,394
FANUC Corp.	46,300	6,199,089
Fuji Electric Co., Ltd.	140,000	486,699
Hino Motors Ltd.	61,600	699,050
Hitachi Construction Machinery Co., Ltd.	23,300	339,758
Hoshizaki Electric Co., Ltd.	9,700	678,332
IHI Corp.	305,000	651,738
ITOCHU Corp.	371,000	4,360,334
JGC Corp.	48,000	761,422
JTEKT Corp.	53,100	856,743
Kajima Corp.	194,000	1,097,403
Kawasaki Heavy Industries Ltd.	357,000	1,105,441
Keihan Electric Railway Co., Ltd.	115,000	721,321
Komatsu Ltd.	217,509	3,252,129
Kubota Corp.	266,000	3,931,476
Kurita Water Industries Ltd.	25,000	531,729
LIXIL Group Corp.	64,900	1,369,725
Mabuchi Motor Co., Ltd.	11,300	610,074
Makita Corp.	29,100	1,637,942
Marubeni Corp.	393,000	1,879,671
Minebea Co., Ltd.	70,000	548,569
Mitsubishi Corp.	321,600	5,155,222
Mitsubishi Electric Corp.	464,000	4,306,422
Mitsubishi Heavy Industries Ltd.	714,000	2,806,158
Mitsui & Co., Ltd.	410,000	4,660,331
Nabtesco Corp.	28,000	484,459
NGK Insulators Ltd.	63,000	1,317,244
Nidec Corp.	52,400	3,575,189
NSK Ltd.	117,200	1,214,560
Obayashi Corp.	157,000	1,416,368
Seibu Holdings, Inc.	27,000	540,010
Security	Number of Shares	Value ($)
Shimizu Corp.	140,000	1,085,339
SMC Corp.	12,700	2,876,333
Sumitomo Corp.	264,200	2,633,583
Sumitomo Heavy Industries Ltd.	123,000	486,954
Taisei Corp.	255,000	1,587,006
THK Co., Ltd.	25,700	410,652
Toshiba Corp. *	922,178	1,539,721
TOTO Ltd.	32,500	1,054,786
Toyota Tsusho Corp.	49,200	1,126,054
		75,876,361
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	132,000	1,234,964
Park24 Co., Ltd.	25,000	696,438
Recruit Holdings Co., Ltd.	33,000	1,041,813
Secom Co., Ltd.	49,400	3,442,276
Sohgo Security Services Co., Ltd.	14,400	703,485
Toppan Printing Co., Ltd.	128,000	1,113,842
		8,232,818
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	683,202
Bandai Namco Holdings, Inc.	41,500	944,108
Casio Computer Co., Ltd.	48,900	948,812
Iida Group Holdings Co., Ltd.	37,800	673,857
Nikon Corp. (a)	81,700	1,201,927
Panasonic Corp.	527,912	4,957,176
Rinnai Corp.	8,500	780,584
Sankyo Co., Ltd.	10,600	405,386
Sega Sammy Holdings, Inc.	51,100	481,546
Sekisui Chemical Co., Ltd.	97,000	1,185,543
Sekisui House Ltd.	147,000	2,313,922
Shimano, Inc.	18,900	3,015,019
Sony Corp.	299,300	6,946,546
Yamaha Corp.	40,300	961,896
		25,499,524
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	397,096
McDonald's Holdings Co., Ltd. (a)	15,000	295,850
Oriental Land Co., Ltd.	47,400	3,026,739
		3,719,685
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	403,520
AEON Financial Service Co., Ltd.	24,800	570,525
Credit Saison Co., Ltd.	34,000	639,258
Daiwa Securities Group, Inc.	404,000	2,524,559
Japan Exchange Group, Inc.	130,100	1,849,625
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	613,622
Nomura Holdings, Inc.	848,000	4,602,048
ORIX Corp.	318,400	4,502,959
SBI Holdings, Inc.	48,290	483,012
		16,189,128
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	301,476
Inpex Corp.	224,700	2,000,599
JX Holdings, Inc.	528,900	2,019,870

    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	49,300	402,375
TonenGeneral Sekiyu K.K.	61,000	497,285
		5,221,605
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	150,900	2,013,934
FamilyMart Co., Ltd.	14,000	655,150
Lawson, Inc.	14,900	1,176,451
Seven & i Holdings Co., Ltd.	178,003	7,939,371
		11,784,906
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	132,000	3,139,501
Asahi Group Holdings Ltd.	93,700	3,007,470
Calbee, Inc.	16,700	693,998
Japan Tobacco, Inc.	260,300	10,194,316
Kikkoman Corp.	35,000	1,166,689
Kirin Holdings Co., Ltd.	194,300	2,759,263
MEIJI Holdings Co., Ltd.	28,900	2,425,807
NH Foods Ltd.	39,000	756,767
Nisshin Seifun Group, Inc.	49,400	799,701
Nissin Foods Holdings Co., Ltd.	15,200	774,835
Suntory Beverage & Food Ltd.	34,000	1,572,436
Toyo Suisan Kaisha Ltd.	22,800	789,581
Yakult Honsha Co., Ltd.	19,700	907,474
Yamazaki Baking Co., Ltd.	26,000	567,136
		29,554,974
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	801,138
Hoya Corp.	98,207	3,791,013
M3, Inc.	43,700	1,002,282
Medipal Holdings Corp.	34,800	564,444
Miraca Holdings, Inc.	11,800	486,978
Olympus Corp.	63,400	2,472,211
Suzuken Co., Ltd.	19,500	674,504
Sysmex Corp.	34,800	2,240,862
Terumo Corp.	70,800	2,251,128
		14,284,560
Household & Personal Products 0.4%
Kao Corp.	120,319	6,456,960
Kose Corp.	6,500	604,173
Shiseido Co., Ltd.	84,500	1,595,041
Unicharm Corp.	87,200	1,702,134
		10,358,308
Insurance 0.7%
Japan Post Holdings Co., Ltd. *	105,000	1,383,348
MS&AD Insurance Group Holdings, Inc.	118,762	3,225,694
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,378,473
Sony Financial Holdings, Inc.	40,600	671,812
T&D Holdings, Inc.	138,100	1,580,245
The Dai-ichi Life Insurance Co., Ltd.	255,500	3,531,456
Tokio Marine Holdings, Inc.	162,699	5,821,309
		18,592,337
Materials 1.2%
Air Water, Inc.	34,000	540,599
Asahi Kasei Corp.	291,000	1,890,735
Daicel Corp.	72,300	1,063,611
Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	22,600	397,327
Hitachi Metals Ltd.	46,000	517,571
JFE Holdings, Inc.	113,800	1,542,676
JSR Corp.	49,700	721,759
Kaneka Corp.	72,000	689,062
Kansai Paint Co., Ltd.	56,000	782,401
Kobe Steel Ltd.	687,000	667,596
Kuraray Co., Ltd.	88,000	1,061,476
Maruichi Steel Tube Ltd.	8,800	249,191
Mitsubishi Chemical Holdings Corp.	322,400	1,798,103
Mitsubishi Gas Chemical Co., Inc.	85,000	406,271
Mitsubishi Materials Corp.	272,000	839,011
Mitsui Chemicals, Inc.	180,000	787,992
Nippon Paint Holdings Co., Ltd.	36,100	690,025
Nippon Steel & Sumitomo Metal Corp.	179,841	3,223,522
Nitto Denko Corp.	40,000	2,300,167
Oji Holdings Corp.	173,000	698,674
Shin-Etsu Chemical Co., Ltd.	96,160	4,911,495
Sumitomo Chemical Co., Ltd.	347,000	1,763,105
Sumitomo Metal Mining Co., Ltd.	119,000	1,262,717
Taiheiyo Cement Corp.	281,000	810,104
Taiyo Nippon Sanso Corp.	29,000	262,426
Teijin Ltd.	241,000	883,006
Toray Industries, Inc.	351,000	2,975,361
Toyo Seikan Group Holdings Ltd.	40,600	736,707
		34,472,690
Media 0.2%
Dentsu, Inc.	50,000	2,657,309
Hakuhodo DY Holdings, Inc.	53,300	568,006
Toho Co., Ltd.	29,100	760,863
		3,986,178
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	502,050	6,951,666
Chugai Pharmaceutical Co., Ltd.	53,200	1,629,773
Daiichi Sankyo Co., Ltd.	149,000	3,102,330
Eisai Co., Ltd.	58,700	3,548,073
Hisamitsu Pharmaceutical Co., Inc.	14,600	656,914
Kyowa Hakko Kirin Co., Ltd.	53,000	768,343
Mitsubishi Tanabe Pharma Corp.	51,200	841,310
Ono Pharmaceutical Co., Ltd.	19,200	3,094,328
Otsuka Holdings Co., Ltd.	91,000	3,061,379
Santen Pharmaceutical Co., Ltd.	90,800	1,450,522
Shionogi & Co., Ltd.	71,700	3,128,947
Sumitomo Dainippon Pharma Co., Ltd.	41,500	462,402
Taisho Pharmaceutical Holdings Co., Ltd.	8,500	573,056
Takeda Pharmaceutical Co., Ltd.	186,800	9,045,560
		38,314,603

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	418,765
Daito Trust Construction Co., Ltd.	17,100	2,174,025
Daiwa House Industry Co., Ltd.	142,100	4,011,924
Hulic Co., Ltd.	66,400	572,550
Japan Prime Realty Investment Corp.	196	705,738
Japan Real Estate Investment Corp.	310	1,646,718
Japan Retail Fund Investment Corp.	554	1,173,519
Mitsubishi Estate Co., Ltd.	298,502	5,909,346
Mitsui Fudosan Co., Ltd.	225,777	5,314,987
Nippon Building Fund, Inc.	343	1,774,080
Nippon Prologis REIT, Inc.	330	587,315
Nomura Real Estate Holdings, Inc.	31,300	549,663
Nomura Real Estate Master Fund, Inc. *	869	1,068,964
NTT Urban Development Corp.	22,700	222,865
Sumitomo Realty & Development Co., Ltd.	86,000	2,410,776
Tokyo Tatemono Co., Ltd.	48,500	521,780
Tokyu Fudosan Holdings Corp.	132,900	871,590
United Urban Investment Corp.	678	927,924
		30,862,529
Retailing 0.6%
ABC-Mart, Inc.	5,980	325,495
Don Quijote Holdings Co., Ltd.	28,100	951,606
Fast Retailing Co., Ltd.	12,700	4,106,497
Hikari Tsushin, Inc.	5,100	336,658
Isetan Mitsukoshi Holdings Ltd.	88,300	1,121,300
J. Front Retailing Co., Ltd.	59,500	820,641
Marui Group Co., Ltd.	52,300	829,766
Nitori Holdings Co., Ltd.	18,000	1,462,064
Rakuten, Inc.	220,820	2,282,152
Ryohin Keikaku Co., Ltd.	5,800	1,230,183
Sanrio Co., Ltd. (a)	10,800	250,092
Shimamura Co., Ltd.	5,400	604,048
Takashimaya Co., Ltd.	60,000	513,885
USS Co., Ltd.	51,600	792,660
Yamada Denki Co., Ltd.	171,600	831,001
		16,458,048
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	21,500	977,085
Tokyo Electron Ltd.	39,400	2,551,171
		3,528,256
Software & Services 0.5%
Fujitsu Ltd.	433,000	1,808,173
GungHo Online Entertainment, Inc. (a)	80,100	212,972
Itochu Techno-Solutions Corp.	9,012	146,340
Kakaku.com, Inc.	31,300	607,253
Konami Holdings Corp.	19,400	449,238
Mixi, Inc.	10,100	323,608
Nexon Co., Ltd.	28,900	469,083
Security	Number of Shares	Value ($)
Nintendo Co., Ltd.	25,339	3,552,876
Nomura Research Institute Ltd.	29,400	1,066,868
NTT Data Corp.	31,100	1,498,527
Obic Co., Ltd.	15,400	797,718
Oracle Corp., Japan	9,600	435,991
Otsuka Corp.	13,300	659,799
Trend Micro, Inc.	24,700	1,039,094
Yahoo Japan Corp.	353,000	1,346,665
		14,414,205
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	41,900	830,731
Brother Industries Ltd.	54,100	546,716
Canon, Inc.	253,795	7,091,647
Citizen Holdings Co., Ltd.	68,300	416,731
FUJIFILM Holdings Corp.	109,011	4,211,948
Hamamatsu Photonics K.K.	32,100	797,633
Hirose Electric Co., Ltd.	7,085	805,123
Hitachi High-Technologies Corp.	15,900	451,179
Hitachi Ltd.	1,151,079	5,688,661
Keyence Corp.	10,900	5,143,552
Konica Minolta, Inc.	106,500	897,685
Kyocera Corp.	76,600	3,194,171
Murata Manufacturing Co., Ltd.	48,174	5,572,183
NEC Corp.	605,000	1,602,362
Nippon Electric Glass Co., Ltd.	88,000	455,459
Omron Corp.	46,400	1,205,911
Ricoh Co., Ltd.	171,400	1,657,183
Seiko Epson Corp.	70,400	987,210
Shimadzu Corp.	58,000	898,060
TDK Corp.	29,400	1,614,922
Yaskawa Electric Corp.	53,900	598,138
Yokogawa Electric Corp.	51,000	571,051
		45,238,256
Telecommunication Services 1.3%
KDDI Corp.	414,100	10,486,092
Nippon Telegraph & Telephone Corp.	177,456	7,554,764
NTT DOCOMO, Inc.	338,900	7,516,204
SoftBank Group Corp.	227,600	10,022,474
		35,579,534
Transportation 1.3%
ANA Holdings, Inc.	293,000	859,968
Central Japan Railway Co.	34,500	6,403,667
East Japan Railway Co.	79,060	7,267,025
Hankyu Hanshin Holdings, Inc.	273,000	1,703,125
Japan Airlines Co., Ltd.	27,200	1,020,907
Japan Airport Terminal Co., Ltd. (a)	9,200	369,061
Kamigumi Co., Ltd.	51,000	459,613
Keikyu Corp.	111,000	919,896
Keio Corp.	132,000	1,173,124
Keisei Electric Railway Co., Ltd.	62,000	824,237
Kintetsu Group Holdings Co., Ltd.	440,000	1,814,380
Mitsubishi Logistics Corp.	25,000	342,800
Mitsui O.S.K. Lines Ltd.	273,000	540,932
Nagoya Railroad Co., Ltd.	194,000	884,776
Nippon Express Co., Ltd.	184,000	861,903

    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nippon Yusen K.K.	383,000	821,663
Odakyu Electric Railway Co., Ltd.	153,000	1,627,373
Tobu Railway Co., Ltd.	250,000	1,219,323
Tokyu Corp.	267,000	2,080,969
West Japan Railway Co.	38,600	2,500,850
Yamato Holdings Co., Ltd.	83,400	1,831,110
		35,526,702
Utilities 0.6%
Chubu Electric Power Co., Inc.	149,900	1,925,235
Electric Power Development Co., Ltd.	33,800	1,140,378
Hokuriku Electric Power Co.	40,300	570,309
Kyushu Electric Power Co., Inc. *	104,200	1,126,029
Osaka Gas Co., Ltd.	432,000	1,638,503
Shikoku Electric Power Co., Inc.	42,400	616,045
The Chugoku Electric Power Co., Inc.	70,100	934,582
The Kansai Electric Power Co., Inc. *	163,400	1,776,274
Toho Gas Co., Ltd.	89,000	585,333
Tohoku Electric Power Co., Inc.	111,800	1,404,018
Tokyo Electric Power Co., Inc. *	343,990	1,728,515
Tokyo Gas Co., Ltd.	539,201	2,484,448
		15,929,669
		640,342,728
Netherlands 3.0%
Banks 0.4%
ING Groep N.V. CVA	917,858	10,456,504
Capital Goods 0.3%
AerCap Holdings N.V. *	21,247	652,495
Boskalis Westminster N.V.	21,558	849,240
Koninklijke Philips N.V.	222,624	5,928,415
		7,430,150
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,615,895
Energy 0.0%
Koninklijke Vopak N.V.	16,676	725,329
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,538,067
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	24,444	1,870,650
Heineken N.V.	55,259	4,798,260
		6,668,910
Household & Personal Products 0.6%
Unilever N.V. CVA	385,247	17,064,960
Insurance 0.2%
Aegon N.V.	434,813	2,458,856
NN Group N.V.	57,122	1,935,235
		4,394,091
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	58,284	3,738,741
Koninklijke DSM N.V.	43,663	2,116,433
OCI N.V. *	21,770	393,980
		6,249,154
Media 0.3%
Altice N.V., Class A *	91,755	1,323,290
Altice N.V., Class B *	24,908	368,618
RELX N.V.	238,840	3,985,393
Wolters Kluwer N.V.	69,562	2,368,825
		8,046,126
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	82,171	7,541,831
NXP Semiconductors N.V. *	32,256	2,412,104
		9,953,935
Software & Services 0.0%
Gemalto N.V.	17,841	1,072,088
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	746,543	2,888,860
Transportation 0.0%
TNT Express N.V.	109,123	930,923
		82,034,992
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	379,694
Materials 0.0%
Fletcher Building Ltd.	171,142	767,234
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	918,933
Transportation 0.0%
Auckland International Airport Ltd.	203,237	733,229
Utilities 0.1%
Contact Energy Ltd.	165,447	494,542
Meridian Energy Ltd.	316,280	483,381
Mighty River Power Ltd.	201,178	346,665
		1,324,588
		4,123,678
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,782,746
Energy 0.1%
Statoil A.S.A.	267,877	3,665,486
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	198,846	1,610,933
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	668,960
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,100,994
Yara International A.S.A.	41,350	1,567,567
		2,668,561

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Schibsted A.S.A., B Shares *	20,000	561,648
Schibsted A.S.A., Class A	17,000	498,969
		1,060,617
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	2,940,181
		15,397,484
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	368,014
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		368,014
Energy 0.1%
Galp Energia, SGPS, S.A.	91,681	1,087,761
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	834,784
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	1,965,022
		4,255,581
Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	413,946	4,115,176
Oversea-Chinese Banking Corp., Ltd.	724,771	4,055,881
United Overseas Bank Ltd.	307,533	3,909,598
		12,080,655
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,261,040
Noble Group Ltd.	1,093,900	241,781
Sembcorp Industries Ltd.	260,600	464,386
Sembcorp Marine Ltd. (a)	152,000	168,070
Singapore Technologies Engineering Ltd.	375,200	761,079
Yangzijiang Shipbuilding Holdings Ltd.	431,000	283,972
		3,180,328
Consumer Services 0.0%
Genting Singapore plc	1,564,900	780,553
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	931,078
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	432,879
Wilmar International Ltd.	456,200	922,365
		1,355,244
Media 0.1%
Singapore Press Holdings Ltd.	417,600	1,048,229
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	888,546
CapitaLand Commercial Trust Ltd.	452,900	414,414
Security	Number of Shares	Value ($)
CapitaLand Ltd.	585,800	1,273,413
CapitaLand Mall Trust	542,800	762,622
City Developments Ltd.	87,300	428,239
Global Logistic Properties Ltd.	709,500	840,880
Suntec Real Estate Investment Trust	570,100	636,759
UOL Group Ltd.	128,200	507,889
		5,752,762
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	739,809
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,867,537	4,630,838
StarHub Ltd.	129,000	307,542
		4,938,380
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,074,274
Hutchison Port Holdings Trust, Class U	1,227,600	586,555
Singapore Airlines Ltd.	128,400	998,896
		2,659,725
		33,466,763
Spain 3.1%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,513,783	9,743,579
Banco de Sabadell S.A.	1,193,134	2,159,495
Banco Popular Espanol S.A.	433,046	1,170,066
Banco Santander S.A.	3,435,353	14,721,950
Bankia S.A.	1,025,002	1,020,025
Bankinter S.A.	167,699	1,170,263
CaixaBank S.A.	640,794	1,946,897
		31,932,275
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,098,533
Ferrovial S.A.	105,561	2,313,140
Zardoya Otis S.A.	43,251	455,641
		3,867,314
Energy 0.1%
Repsol S.A.	264,013	2,737,415
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	731,317
Insurance 0.0%
Mapfre S.A.	244,029	548,151
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,451,136
Retailing 0.3%
Industria de Diseno Textil S.A.	257,645	8,478,896
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	103,879	4,242,288
Telecommunication Services 0.4%
Telefonica S.A.	1,069,305	11,285,954

    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.2%
Abertis Infraestructuras S.A.	123,276	1,836,613
Aena S.A. *(e)	15,782	1,757,231
International Consolidated Airlines Group S.A.	193,828	1,495,930
		5,089,774
Utilities 0.6%
Enagas S.A.	53,218	1,547,907
Endesa S.A.	76,694	1,484,739
Gas Natural SDG S.A.	82,954	1,629,552
Iberdrola S.A.	1,263,071	8,878,453
Red Electrica Corp. S.A.	26,237	2,124,251
		15,664,902
		86,029,422
Sweden 2.8%
Banks 0.7%
Nordea Bank AB	718,205	7,232,110
Skandinaviska Enskilda Banken AB, A Shares	358,314	3,453,611
Svenska Handelsbanken AB, A Shares	351,666	4,424,802
Swedbank AB, A Shares	217,501	4,561,607
		19,672,130
Capital Goods 0.7%
Alfa Laval AB	71,707	1,236,312
Assa Abloy AB, Class B	239,124	5,068,265
Atlas Copco AB, A Shares	159,588	3,416,259
Atlas Copco AB, B Shares	94,007	1,919,954
Sandvik AB	260,070	2,176,343
Skanska AB, B Shares	88,059	1,698,975
SKF AB, B Shares	94,053	1,434,457
Volvo AB, B Shares	364,443	3,310,179
		20,260,744
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,089,648
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,229,998
Husqvarna AB, B Shares	94,980	603,289
		1,833,287
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	653,330
Investment AB Kinnevik, B Shares	55,465	1,430,863
Investor AB, B Shares	106,956	3,582,750
		5,666,943
Energy 0.0%
Lundin Petroleum AB *	49,912	717,615
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	672,156
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,626,066
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	1,035,833
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	141,551	4,195,238
Security	Number of Shares	Value ($)
Materials 0.0%
Boliden AB	68,957	959,373
Retailing 0.3%
Hennes & Mauritz AB, B Shares	223,810	7,329,153
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,097,418
Telefonaktiebolaget LM Ericsson, B Shares	721,745	6,410,884
		8,508,302
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	659,172
Tele2 AB, B Shares	74,695	621,120
TeliaSonera AB	609,301	2,877,718
		4,158,010
		77,724,498
Switzerland 9.2%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	520,597	8,995,919
Geberit AG - Reg'd	8,959	3,175,684
Schindler Holding AG	10,943	1,677,008
Schindler Holding AG - Reg'd	4,537	701,121
Sulzer AG - Reg'd	5,762	525,505
		15,075,237
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	38,296	2,350,997
SGS S.A. - Reg'd	1,318	2,561,468
		4,912,465
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	123,979	8,058,125
The Swatch Group AG - Bearer Shares	7,307	2,499,054
The Swatch Group AG - Reg'd	11,639	772,426
		11,329,605
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	427,153	7,567,172
Julius Baer Group Ltd. *	53,043	2,251,506
Pargesa Holding S.A.	8,318	484,780
Partners Group Holding AG	3,761	1,356,422
UBS Group AG - Reg’d	867,317	14,332,551
		25,992,431
Energy 0.0%
Transocean Ltd. (a)	84,166	882,702
Food, Beverage & Tobacco 2.2%
Aryzta AG *	22,198	1,015,627
Barry Callebaut AG - Reg'd *	534	611,322
Chocoladefabriken Lindt & Sprungli AG	238	1,394,602
Chocoladefabriken Lindt & Sprungli AG - Reg'd	23	1,588,525
Nestle S.A. - Reg'd	754,499	55,585,723
		60,195,799

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,546,745
Insurance 0.7%
Baloise Holding AG - Reg'd	11,516	1,411,687
Swiss Life Holding AG - Reg'd *	7,680	1,957,666
Swiss Re AG	82,822	7,709,587
Zurich Insurance Group AG *	35,599	7,891,065
		18,970,005
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	2,075	870,956
Givaudan S.A. - Reg'd *	2,179	4,080,578
LafargeHolcim Ltd. - Reg'd *	99,338	4,181,029
Sika AG	519	1,857,312
Syngenta AG - Reg'd	22,037	8,114,355
		19,104,230
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	24,590	3,240,460
Galenica AG - Reg'd	909	1,270,043
Lonza Group AG - Reg'd *	12,026	1,842,375
Novartis AG - Reg'd	538,717	41,736,244
Roche Holding AG	166,295	43,074,422
		91,163,544
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,185,136
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,004,084
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,062,638
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,727,432
		256,152,053
United Kingdom 19.3%
Automobiles & Components 0.1%
GKN plc	403,858	1,615,898
Banks 2.3%
Barclays plc	3,992,835	10,684,312
HSBC Holdings plc	4,638,464	32,712,849
Lloyds Banking Group plc	13,555,242	12,699,323
Royal Bank of Scotland Group plc *	812,060	2,939,866
Standard Chartered plc	778,986	5,255,033
		64,291,383
Capital Goods 0.8%
Ashtead Group plc	123,822	1,597,339
BAE Systems plc	754,312	5,578,774
Bunzl plc	79,336	2,122,440
Cobham plc	266,366	967,068
IMI plc	60,653	700,369
Meggitt plc	179,669	934,456
Melrose Industries plc	1	3
Rolls-Royce Holdings plc *	428,909	3,411,774
Smiths Group plc	91,636	1,239,759
The Weir Group plc	45,373	561,783
Security	Number of Shares	Value ($)
Travis Perkins plc	59,574	1,558,754
Wolseley plc	61,057	3,028,832
		21,701,351
Commercial & Professional Supplies 0.4%
Aggreko plc	63,157	770,939
Babcock International Group plc	58,617	768,150
Capita plc	158,039	2,660,235
Experian plc	233,092	3,976,282
G4S plc	381,811	1,239,515
Intertek Group plc	37,167	1,506,414
		10,921,535
Consumer Durables & Apparel 0.3%
Barratt Developments plc	233,322	2,001,369
Burberry Group plc	101,607	1,741,241
Persimmon plc *	72,100	2,103,825
Taylor Wimpey plc	750,452	2,069,252
		7,915,687
Consumer Services 0.6%
Carnival plc	42,479	2,119,050
Compass Group plc	392,782	6,759,725
InterContinental Hotels Group plc	54,244	1,782,589
Merlin Entertainments plc (e)	175,038	1,037,625
TUI AG	116,827	1,984,048
Whitbread plc	43,597	2,498,555
William Hill plc	221,805	1,234,821
		17,416,413
Diversified Financials 0.4%
3i Group plc	221,065	1,401,608
Aberdeen Asset Management plc	203,474	717,216
Hargreaves Lansdown plc	64,972	1,266,662
ICAP plc	133,167	921,209
Investec plc	130,696	831,501
London Stock Exchange Group plc	75,135	2,660,483
Provident Financial plc	34,271	1,441,545
Schroders plc	31,199	1,218,984
		10,459,208
Energy 2.5%
Amec Foster Wheeler plc	90,553	536,133
BG Group plc	812,242	12,291,495
BP plc	4,340,830	23,441,431
Petrofac Ltd.	60,315	687,354
Royal Dutch Shell plc, A Shares	920,532	20,109,474
Royal Dutch Shell plc, B Shares	568,661	12,389,946
		69,455,833
Food & Staples Retailing 0.2%
J. Sainsbury plc	336,593	1,181,806
Tesco plc *	1,937,563	4,820,893
WM Morrison Supermarkets plc	511,940	1,280,558
		7,283,257
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	83,879	3,784,079
British American Tobacco plc	441,898	24,624,081

    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coca-Cola HBC AG CDI *	46,971	961,856
Diageo plc	597,311	16,080,511
Imperial Tobacco Group plc	226,943	12,287,962
SABMiller plc	229,805	13,761,374
Tate & Lyle plc	103,776	929,898
		72,429,761
Health Care Equipment & Services 0.1%
Smith & Nephew plc	209,061	3,482,489
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	151,486	13,473,321
Unilever plc	304,192	13,373,721
		26,847,042
Insurance 1.3%
Admiral Group plc	52,234	1,327,152
Aviva plc	961,982	6,634,561
Direct Line Insurance Group plc	329,168	1,768,123
Legal & General Group plc	1,421,810	4,962,569
Old Mutual plc	1,151,329	2,808,849
Prudential plc	610,670	11,997,330
RSA Insurance Group plc	249,340	1,488,662
St. James's Place plc	125,254	1,714,892
Standard Life plc	473,321	2,473,038
		35,175,176
Materials 0.9%
Anglo American plc	316,049	1,260,630
Antofagasta plc	88,778	484,478
BHP Billiton plc	506,931	4,922,366
Croda International plc	30,961	1,264,436
Fresnillo plc	54,397	563,058
Glencore plc *	2,845,202	3,668,299
Johnson Matthey plc	44,492	1,573,883
Mondi plc	86,402	1,408,612
Randgold Resources Ltd.	21,531	1,528,061
Rexam plc	159,024	1,363,498
Rio Tinto plc	299,750	7,350,397
		25,387,718
Media 0.7%
ITV plc	898,076	3,433,228
Pearson plc	192,758	2,176,138
RELX plc	267,281	4,702,664
Sky plc	247,935	3,836,204
WPP plc	310,166	6,745,332
		20,893,566
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	299,968	19,315,097
GlaxoSmithKline plc	1,154,795	23,789,314
Shire plc	140,713	7,892,877
		50,997,288
Real Estate 0.3%
Hammerson plc	185,934	1,553,310
Intu Properties plc	214,014	915,833
Land Securities Group plc	185,271	2,905,669
Segro plc	170,411	1,069,421
The British Land Co., plc	231,969	2,457,340
		8,901,573
Security	Number of Shares	Value ($)
Retailing 0.4%
Dixons Carphone plc	239,157	1,621,941
Kingfisher plc	547,200	2,560,680
Marks & Spencer Group plc	395,363	2,400,610
Next plc	33,737	3,343,891
Sports Direct International plc *	66,759	396,973
		10,324,095
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,508	4,786,142
Software & Services 0.1%
Auto Trader Group plc (e)	176,694	991,897
The Sage Group plc	257,798	2,298,033
		3,289,930
Telecommunication Services 1.3%
BT Group plc	1,985,782	13,820,253
Inmarsat plc	104,142	1,639,661
Vodafone Group plc	6,297,351	20,241,884
		35,701,798
Transportation 0.1%
easyJet plc	37,117	822,762
Royal Mail plc	210,337	1,382,831
		2,205,593
Utilities 0.9%
Centrica plc	1,180,537	3,463,820
National Grid plc	887,304	12,500,957
Severn Trent plc	57,848	1,815,330
SSE plc	232,933	4,833,207
United Utilities Group plc	156,581	2,142,284
		24,755,598
		536,238,334
Total Common Stock
(Cost $2,561,058,092)		2,722,740,047

Preferred Stock 0.5% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	842,548
Porsche Automobil Holding SE	35,569	1,613,133
Volkswagen AG	43,656	5,083,810
		7,539,491
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	42,312	4,495,719
Materials 0.0%
Fuchs Petrolub SE	16,120	661,126
		12,696,336
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	557,237

14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,475,907	1,328,260
		1,885,497
Total Preferred Stock
(Cost $16,806,002)		14,581,833

Rights 0.0% of net assets
Spain 0.0%
Utilities 0.0%
Iberdrola S.A. *(d)	1,243,484	173,718
Total Rights
(Cost $171,378)		173,718

Other Investment Company 0.6% of net assets
United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	15,462,571	15,462,571
Total Other Investment Company
(Cost $15,462,571)		15,462,571
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets
Time Deposits 0.8%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 02/01/16	362,955	517,174
U.S. Dollar
0.14%, 02/01/16	20,118,607	20,118,607
Brown Brothers Harriman
Japanese Yen
0.01%, 02/01/16	1,244,628	10,281
Singapore Dollar
0.10%, 02/01/16	5,190	3,643
Swiss Franc
(1.00%), 02/01/16	197,945	193,239
DNB
Euro
(0.31%), 02/01/16	185,602	201,062
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
National Australia Bank
Australian Dollar
0.98%, 02/01/16	177,947	125,942
Total Short-Term Investments
(Cost $21,169,948)		21,169,948

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,624,047,921 and the unrealized appreciation and depreciation were $477,945,902 and ($327,865,706), respectively, with a net unrealized appreciation of $150,080,196.
At 01/31/16, the values of certain foreign securities held by the fund aggregating $2,709,522,440 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,566,180.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,751,378 or 0.2% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	350	28,028,000	458,732

    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,823,145,821	$—	$1,823,145,821
Hong Kong[1]	—	75,996,356	—	75,996,356
Consumer Services	353,370	4,925,382	—	5,278,752
Telecommunication Services	853,763	585,456	—	1,439,219
Israel [1]	—	4,488,360	—	4,488,360
Pharmaceuticals, Biotechnology & Life Sciences	285,768	13,326,106	—	13,611,874
Software & Services	1,815,450	801,284	—	2,616,734
Italy [1]	—	55,698,309	—	55,698,309
Automobiles & Components	1,194,579	1,494,839	—	2,689,418
Japan [1]	—	567,633,022	—	567,633,022
Banks	1,221,955	52,895,414	—	54,117,369
Insurance	1,383,348	17,208,989	—	18,592,337
Netherlands [1]	—	47,585,947	—	47,585,947
Capital Goods	652,495	6,777,655	—	7,430,150
Household & Personal Products	17,064,960	—	—	17,064,960
Semiconductors & Semiconductor Equipment	2,412,104	7,541,831	—	9,953,935
Norway [1]	—	14,336,867	—	14,336,867
Media	561,648	498,969	—	1,060,617
Preferred Stock[1]	—	14,581,833	—	14,581,833
Rights
Spain [1]	—	—	173,718	173,718
Other Investment Company[1]	15,462,571	—	—	15,462,571
Short-Term Investments[1]	—	21,169,948	—	21,169,948
Total	$43,262,011	$2,730,692,388	$173,718	$2,774,128,117
Other Financial Instruments
Futures Contracts[2]	$458,732	$—	$—	$458,732
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock
Australia	$1,513,552	$—	$74,147	$—	($1,587,699)	$—	$—	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	10	—	(57,683)	—	—	—
Rights
Spain	—	4	2,340	171,378	(4)	—	—	173,718
Total	$1,586,974	($1,520)	$76,557	$171,378	($1,659,671)	$—	$—	$173,718
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $16,901,525 from Level 1 to Level 2 for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On January 31, 2016, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87637JAN16
19

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	3/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	3/14/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	3/11/2016